UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2022 (Unaudited)
Columbia Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Intermediate Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2012
Douglas Rangel, CFA
Co-Portfolio Manager
Managed Fund since June 2022
Anders Myhran, CFA*
Co-Portfolio Manager
Managed Fund since 2019
Prior to June 15, 2022, Deborah Vargo served as a Portfolio Manager of the Fund.
* Anders Myhran has announced that he plans to retire from the Investment Manager effective September 30, 2022. Until then, Mr. Myhran will continue to serve as Co-Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended April 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	-6.39	-6.24	1.39	1.88
	Including sales charges		-9.17	-9.07	0.78	1.56
Advisor Class*		03/19/13	-6.30	-6.06	1.57	2.06
Class C	Excluding sales charges	11/25/02	-6.67	-6.80	0.73	1.31
	Including sales charges		-7.59	-7.71	0.73	1.31
Institutional Class		06/14/93	-6.29	-6.05	1.57	2.07
Institutional 2 Class*		11/08/12	-6.36	-6.00	1.64	2.14
Institutional 3 Class*		03/01/17	-6.23	-5.93	1.69	2.13
Class V	Excluding sales charges	06/26/00	-6.36	-6.19	1.44	1.93
	Including sales charges		-10.80	-10.66	0.46	1.44
Bloomberg 3-15 Year Blend Municipal Bond Index			-7.17	-7.28	1.62	2.21
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Effective August 24, 2021, the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index was re-branded as the Bloomberg 3–15 Year Blend Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2022)
AAA rating	3.1
AA rating	25.1
A rating	42.9
BBB rating	20.7
BB rating	4.6
B rating	0.1
CCC rating	0.6
Not rated	2.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at April 30, 2022)
Illinois	18.2
California	11.0
Texas	8.5
New York	5.4
Florida	5.2
Georgia	4.4
New Jersey	3.8
Colorado	3.3
Pennsylvania	3.1
Massachusetts	2.8
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2021 — April 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	936.10	1,021.89	2.94	3.07	0.61
Advisor Class	1,000.00	1,000.00	937.00	1,022.89	1.98	2.07	0.41
Class C	1,000.00	1,000.00	933.30	1,018.90	5.83	6.09	1.21
Institutional Class	1,000.00	1,000.00	937.10	1,022.89	1.98	2.07	0.41
Institutional 2 Class	1,000.00	1,000.00	936.40	1,023.29	1.59	1.66	0.33
Institutional 3 Class	1,000.00	1,000.00	937.70	1,023.54	1.35	1.41	0.28
Class V	1,000.00	1,000.00	936.40	1,022.14	2.70	2.82	0.56
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
Illinois 0.2%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c),(d)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
11/16/2024	0.590%	5,000,000	5,000,000
New York 0.1%
City of New York(c),(d)
Unlimited General Obligation Bonds
Series 2015 (Barclays Bank PLC)
06/01/2044	0.350%	1,200,000	1,200,000
Total Floating Rate Notes (Cost $6,200,000)			6,200,000

Municipal Bonds 97.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.2%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	11,500,000	11,687,028
Black Belt Energy Gas District(e)
Revenue Bonds
Series 2018B-1 (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.900% 12/01/2048	1.204%	4,000,000	3,977,865
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,538,211
09/01/2037	5.000%	2,030,000	2,201,952
09/01/2041	5.000%	1,020,000	1,104,020
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,457,970
Total			23,967,046
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alaska 0.2%
Alaska Housing Finance Corp.
Prerefunded 12/01/24 Revenue Bonds
State Capital Project Bonds II
Series 2014
12/01/2028	5.000%	2,500,000	2,653,843
06/01/2029	5.000%	1,000,000	1,061,538
Total			3,715,381
Arizona 2.3%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,303,892
03/01/2042	5.000%	1,000,000	1,032,918
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	625,000	607,494
07/15/2040	4.000%	925,000	834,761
07/15/2050	4.000%	1,600,000	1,355,121
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	1,290,000	1,246,095
07/15/2049	5.000%	3,350,000	3,400,287
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	545,000	519,544
12/15/2039	5.000%	400,000	409,809
12/15/2049	5.000%	700,000	709,535
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,871,396
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,744,443
Chandler Industrial Development Authority(b)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	5,000,000	5,223,811
City of Phoenix Civic Improvement Corp.(b)
Revenue Bonds
Junior Lien
Series 2019B
07/01/2036	5.000%	3,500,000	3,759,783
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,110,298
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,880,496
02/15/2046	5.000%	1,000,000	1,019,542
Series 2018
02/15/2048	5.000%	1,185,000	1,216,147
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,364,274
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,035,213
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,254,456
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	775,677
Total			44,674,992
Arkansas 0.1%
City of Springdale Sales & Use Tax
Prerefunded 11/01/22 Revenue Bonds
Series 2012
11/01/2028	5.000%	1,000,000	1,016,470
University of Arkansas
Prerefunded 11/01/24 Revenue Bonds
Various Facilities - Fayetteville Campus
Series 2015
11/01/2030	5.000%	1,000,000	1,063,524
Total			2,079,994
California 10.8%
Alvord Unified School District(f)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,251,120
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bay Area Toll Authority(e)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	1.690%	5,000,000	5,084,740
Burbank Unified School District(f)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Convertible
Series 2015A
08/01/2031	0.000%	1,325,000	1,331,627
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,061,345
04/01/2029	5.000%	1,650,000	1,749,580
04/01/2030	5.000%	1,700,000	1,800,840
California Health Facilities Financing Authority
Prerefunded 07/01/23 Revenue Bonds
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,065,243
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,430,778
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	1,081,156
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,576,291
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,913,187
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	5.000%	1,500,000	1,639,875
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,621,274
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2036	5.000%	1,910,000	1,956,539

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	464,719
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2013I
11/01/2028	5.250%	9,225,000	9,600,139
11/01/2029	5.000%	5,000,000	5,178,376
11/01/2031	5.500%	2,930,000	3,062,916
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	16,133,553
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,299,483
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,239,449
Series 2017
05/15/2033	5.000%	1,350,000	1,439,485
05/15/2034	5.000%	1,000,000	1,065,336
05/15/2035	5.000%	2,200,000	2,341,653
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,058,977
11/15/2031	5.000%	1,000,000	1,076,948
11/15/2032	5.000%	1,610,000	1,729,947
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,013,111
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,503,499
Escondido Union High School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	349,145
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,353,637
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fresno Joint Powers Financing Authority
Refunding Revenue Bonds
Master Lease Project
Series 2017A (AGM)
04/01/2033	5.000%	1,000,000	1,086,335
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	2,315,000	2,465,507
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,644,074
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,109,807
06/01/2029	5.000%	1,000,000	1,109,807
Refunding Revenue Bonds
Series 2017A-1 Escrowed to Maturity
06/01/2024	5.000%	5,000,000	5,261,639
Hartnell Community College District(f)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,588,020
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,186,081
Lakeside Union School District/Kern County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,320
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,286,127
Manteca Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,690,817
Mount Diablo Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	0.000%	2,125,000	2,300,930

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,787,068
Norman Y. Mineta San Jose International Airport(b)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,047,302
Pasadena Public Financing Authority(f)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,588,699
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	2,520,000	2,707,776
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	20,304,029
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	254,201
12/01/2028	5.000%	425,000	458,605
12/01/2030	5.000%	1,000,000	1,079,160
12/01/2031	5.000%	2,000,000	2,157,792
San Francisco City & County Airport Commission - San Francisco International Airport(b)
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	14,348,029
San Joaquin Hills Transportation Corridor Agency(f)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	20,985,542
San Jose Financing Authority
Prerefunded 06/01/23 Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,152,990
06/01/2039	5.000%	1,435,000	1,478,908
San Jose Unified School District(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,269,888
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,645,857
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,074,832
09/01/2033	5.000%	1,250,000	1,343,229
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	1,225,000	1,275,881
Walnut Creek Elementary School District Contra Costa County(f)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2010E
09/01/2023	0.000%	1,560,000	1,508,787
WateReuse Finance Authority
Refunding Revenue Bonds
Vallejo Sanitation and Flood
Series 2014 (BAM)
05/01/2036	5.500%	2,635,000	2,784,375
Westminster School District(f)
Prerefunded 08/01/23 Unlimited General Obligation Bonds
Election of 2008
Series 2013 (BAM)
08/01/2048	0.000%	7,045,000	1,227,641
Total			208,688,023
Colorado 3.3%
Adams County School District No. 14
Prerefunded 12/01/24 Unlimited General Obligation Bonds
Series 2015
12/01/2027	5.000%	500,000	532,704
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,409,468
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,594,953
City & County of Denver Airport System
Prerefunded 11/15/22 Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,180,241
City & County of Denver Airport System(b)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,368,638

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	3,149,297
Colorado Bridge Enterprise(b)
Revenue Bonds
Central 70 Project
Series 2017
12/31/2028	4.000%	2,760,000	2,871,945
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,226,649
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	1,000,000	1,113,325
Prerefunded 12/01/22 Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,075,062
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,908,176
08/01/2049	4.000%	2,265,000	2,143,442
Covenant Retirement Communities
Series 2015
12/01/2023	5.000%	215,000	223,235
12/01/2026	5.000%	1,860,000	1,985,897
12/01/2028	5.000%	1,000,000	1,063,585
12/01/2030	5.000%	1,400,000	1,483,184
Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	937,419
09/01/2050	4.000%	1,500,000	1,385,985
Commerce City CO-Northern Infrastructure General Improvement District
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2013 (AGM)
12/01/2022	5.000%	1,185,000	1,208,205
Denver City & County School District No. 1
Prerefunded 12/01/22 Unlimited General Obligation Bonds
Series 2012B
12/01/2032	5.000%	1,500,000	1,529,023
E-470 Public Highway Authority(e)
Refunding Revenue Bonds
Series 2021B (Mandatory Put 09/01/24)
0.7 x SOFR + 0.350% 09/01/2039	0.538%	2,000,000	1,959,769
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	2,019,082
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,594,553
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,121,243
Total			63,085,080
Connecticut 1.4%
City of New Haven
Unlimited General Obligation Refunding Bonds
Series 2019B (AGM)
02/01/2024	5.000%	650,000	678,231
Unrefunded Unlimited General Obligation Bonds
Series 2014B (AGM)
08/01/2023	5.000%	1,765,000	1,824,310
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,101,728
Nuvance Health Issue Services
Series 2019A
07/01/2038	4.000%	5,430,000	5,441,315
State of Connecticut
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,337,772
Series 2017A
04/15/2034	5.000%	3,000,000	3,266,347
Series 2019A
04/15/2028	5.000%	1,250,000	1,398,743
04/15/2030	5.000%	1,150,000	1,297,670
04/15/2036	5.000%	2,200,000	2,447,659
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,157,407
Series 2017A
01/15/2033	5.000%	4,000,000	4,332,295
Series 2019A
11/01/2036	5.000%	1,485,000	1,637,737
Total			27,921,214

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Delaware 0.2%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,855,213
District of Columbia 2.6%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,216,278
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,946,249
06/01/2046	5.000%	1,385,000	1,408,871
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,167,673
Metropolitan Washington Airports Authority(b)
Refunding Revenue Bonds
Forward Delivery
Series 2020A
10/01/2030	5.000%	2,500,000	2,789,138
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2034	5.000%	1,000,000	1,099,530
10/01/2049	4.000%	1,000,000	992,174
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	19,546,732
10/01/2025	0.000%	7,500,000	6,760,511
10/01/2026	0.000%	5,000,000	4,351,577
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,651,160
Total			49,929,893
Florida 5.1%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	4,089,861
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,835,356
Series 2018A
11/15/2043	5.000%	1,085,000	1,143,635
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,448,517
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,508,506
City of Tampa(f)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	400,184
County of Broward Airport System(b)
Revenue Bonds
Series 2015A
10/01/2026	5.000%	750,000	796,675
10/01/2031	5.000%	1,000,000	1,048,867
Series 2019A
10/01/2038	5.000%	2,250,000	2,416,043
County of Lee County Water & Sewer
Prerefunded 10/01/22 Revenue Bonds
Series 2012B
10/01/2029	5.000%	2,000,000	2,028,873
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2025	5.000%	800,000	839,661
10/01/2032	5.000%	6,620,000	6,908,856
County of Miami-Dade Aviation(b)
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	949,770
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,257,190
County of Miami-Dade Water & Sewer System
Revenue Bonds
Series 2017A
10/01/2033	5.000%	2,000,000	2,132,313

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(f)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,090,866
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	852,888
Emerald Coast Utilities Authority
Refunding Revenue Bonds
Utility System
Series 2015 (BAM)
01/01/2032	5.000%	1,445,000	1,526,886
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	2,996,508
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,657,359
06/01/2027	5.000%	1,295,000	1,408,440
Hillsborough County Aviation Authority
Prerefunded 10/01/24 Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,696,608
10/01/2032	5.000%	2,300,000	2,438,873
Lee County School Board (The)
Refunding Certificate of Participation
Series 2014A
08/01/2028	5.000%	2,500,000	2,619,608
Miami-Dade County Educational Facilities Authority
Refunding Revenue Bonds
University of Miami
Series 2015A
04/01/2031	5.000%	2,000,000	2,096,312
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,258,676
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,100,822
Orange County School Board
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,375,967
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,610,273
05/15/2037	5.000%	2,500,000	2,550,060
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	4,958,289
08/01/2027	5.000%	2,500,000	2,679,028
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	675,000	718,552
01/01/2039	5.000%	300,000	312,038
01/01/2049	5.000%	1,000,000	1,027,299
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	777,368
01/01/2031	5.000%	935,000	964,716
01/01/2032	5.000%	1,100,000	1,131,679
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,536,581
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,645,198
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	3,000,000	2,843,569
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,024,148
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	444,251
12/15/2046	4.000%	500,000	428,363
12/15/2050	4.000%	500,000	418,975

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sterling Hill Community Development District(h)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	74,405
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2038	4.000%	585,000	594,588
10/15/2044	5.000%	5,850,000	6,320,180
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,584,666
Total			98,568,346
Georgia 4.3%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	3,000,000	2,982,625
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Subordinated Series 2014
01/01/2031	5.000%	1,000,000	1,038,014
01/01/2033	5.000%	1,000,000	1,034,709
01/01/2034	5.000%	1,000,000	1,033,884
General - Subordinated Lien
Series 2014
01/01/2032	5.000%	4,500,000	4,662,131
City of Atlanta Water & Wastewater
Revenue Bonds
Series 2018B
11/01/2043	5.000%	3,000,000	3,273,977
Development Authority of Burke County (The)
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 03/12/24)
11/01/2048	2.925%	4,250,000	4,235,394
Development Authority of Monroe County (The)
Revenue Bonds
Georgia Power Co. Plant Scherer Project
Series 2019
07/01/2025	2.250%	3,000,000	2,922,317
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,851,464
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	500,000	458,808
03/01/2037	5.000%	2,500,000	2,040,392
03/01/2052	5.125%	2,925,000	2,198,201
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,180,228
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,636,570
02/15/2042	5.000%	3,000,000	3,256,396
Series 2020
02/15/2040	4.000%	7,000,000	7,021,451
Georgia State Road & Tollway Authority(a),(f)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	1,923,209
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	435,000	400,740
Main Street Natural Gas, Inc.(e)
Revenue Bonds
Series 2018B (Mandatory Put 09/01/23)
0.7 x 1-month USD LIBOR + 0.750% 04/01/2048	1.054%	11,500,000	11,435,651
Series 2018D (Mandatory Put 12/01/23)
0.7 x 1-month USD LIBOR + 0.830% 08/01/2048	1.134%	500,000	497,461
Series 2018E (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.570% 08/01/2048	1.010%	10,000,000	9,993,786
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,955,902
05/15/2031	5.000%	4,000,000	4,284,327
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	6,000,000	6,148,055

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014 (BAM)
01/01/2023	5.000%	800,000	816,363
01/01/2024	5.000%	1,000,000	1,041,667
01/01/2025	5.000%	700,000	727,409
Total			84,051,131
Guam 0.1%
Territory of Guam(i)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,396,262
12/01/2033	5.000%	1,000,000	1,064,736
Total			2,460,998
Idaho 0.1%
Canyon County School District No. 131 Nampa
Unlimited General Obligation Refunding Bonds
Series 2013
09/15/2023	5.000%	1,000,000	1,039,081
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,838,985
Total			2,878,066
Illinois 17.6%
Bureau County Township High School District No. 502
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013A (BAM)
10/01/2043	6.625%	3,400,000	3,628,811
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,631,431
Series 2018
04/01/2042	5.000%	1,500,000	1,559,542
04/01/2046	5.000%	1,250,000	1,292,067
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2023	5.000%	710,000	721,643
01/01/2037	5.000%	2,500,000	2,692,179
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,370,564
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,135,108
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,452,156
Chicago O’Hare International Airport(b)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,275,211
Series 2018A
01/01/2038	5.000%	4,250,000	4,510,031
01/01/2039	5.000%	1,250,000	1,324,638
Series 2015A
01/01/2026	5.000%	1,500,000	1,573,103
01/01/2031	5.000%	1,000,000	1,039,839
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,052,022
Limited General Obligation Refunding Bonds
Limited Tax
Series 2014B
01/01/2028	5.000%	2,500,000	2,583,619
Series 2016B
01/01/2031	5.000%	1,790,000	1,897,279
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	3,213,271
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,956,775
City of Chicago
Unlimited General Obligation Bonds
Series 2015A Escrowed to Maturity
01/01/2023	5.000%	5,000,000	5,107,608
Series 2017A
01/01/2038	6.000%	10,000,000	10,941,497
Series 2019A
01/01/2035	5.500%	2,000,000	2,183,882
01/01/2040	5.000%	9,400,000	9,907,289
01/01/2044	5.000%	11,750,000	12,312,480

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,389,062
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,159,382
01/01/2035	5.000%	3,310,000	3,564,846
Series 2015C
01/01/2031	5.000%	3,715,000	3,933,370
01/01/2039	5.000%	500,000	526,230
Series 2017B
01/01/2033	5.000%	2,500,000	2,696,977
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,155,883
11/01/2027	5.000%	3,750,000	4,133,061
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,102,150
11/01/2029	5.000%	1,000,000	1,096,362
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,099,474
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2028	5.000%	1,000,000	1,058,902
03/01/2029	5.000%	1,000,000	1,058,343
Cook County Community Consolidated School District No. 65 Evanston(f)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	243,087
12/01/2029	0.000%	400,000	293,281
12/01/2030	0.000%	1,130,000	789,151
12/01/2031	0.000%	1,500,000	993,781
Cook County School District No. 144 Prairie Hills(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,215,347
12/01/2029	0.000%	2,580,000	1,930,765
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,512,001
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cook County Township High School District No. 220 Reavis
Prerefunded 12/01/23 Limited General Obligation Bonds
School
Series 2013
12/01/2030	6.000%	1,000,000	1,056,865
Series 2013 (BAM)
12/01/2031	6.000%	2,035,000	2,150,721
12/01/2032	6.000%	2,160,000	2,282,829
06/01/2033	6.000%	2,235,000	2,362,094
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2013B (BAM)
11/15/2023	5.000%	1,000,000	1,041,448
Series 2016A
11/15/2028	5.000%	3,150,000	3,431,790
11/15/2031	5.000%	2,750,000	2,980,186
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,705,518
11/15/2036	5.250%	3,000,000	3,366,154
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,038,332
12/01/2047	5.000%	1,000,000	1,023,361
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,211,448
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,613,729
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,068,085
Refunding Revenue Bonds
Lifespace Communities
Series 2015
05/15/2023	5.000%	445,000	453,619
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,074,501
11/15/2027	5.000%	500,000	535,683
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	820,000	852,437

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,599,340
Series 2018A
05/15/2043	5.000%	5,000,000	5,414,693
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,367,388
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,853,959
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	8,363,326
Series 2019A
01/01/2031	5.000%	500,000	559,978
Revenue Bonds
Series 2013A
01/01/2028	5.000%	1,000,000	1,017,990
01/01/2029	5.000%	1,000,000	1,017,525
Series 2014C
01/01/2032	5.000%	9,600,000	10,146,549
Series 2015B
01/01/2030	5.000%	1,000,000	1,077,207
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,179,555
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2004 (NPFGC)
02/01/2023	0.000%	5,450,000	5,343,759
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	1,863,069
01/01/2033	5.000%	2,000,000	2,069,087
Kane Cook & DuPage Counties School District No. U-46 Elgin(f)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	650,000	640,922
Kane McHenry Cook & De Kalb Counties Unit School District No. 300
Unlimited General Obligation Refunding Bonds
Series 2013
01/01/2033	5.250%	900,000	917,538
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015
01/01/2023	5.000%	1,000,000	1,020,653
01/01/2024	5.000%	1,000,000	1,043,000
01/01/2026	5.000%	4,000,000	4,261,660
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 1996A (NPFGC)
06/15/2024	0.000%	1,000,000	930,638
Revenue Bonds
McCormick Place Expansion
Series 2002 Escrowed to Maturity (NPFGC)
12/15/2023	0.000%	20,000	19,213
Series 2002A (NPFGC)
12/15/2023	0.000%	835,000	792,467
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion
Series 2002 (NPFGC)
06/15/2023	5.700%	1,820,000	1,888,296
Revenue Bonds
McCormick Place Expansion
Series 2002 Escrowed to Maturity (NPFGC)
06/15/2023	5.700%	1,710,000	1,774,997
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,473,614
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,095,640
01/01/2030	5.000%	1,450,000	1,584,355
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,233,178
Series 2018A
01/01/2031	5.000%	2,000,000	2,179,655
Series 2018C
01/01/2043	5.250%	5,000,000	5,461,153
South Suburban College Community School District No. 510(f)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	893,782
Southern Illinois University
Refunding Revenue Bonds
Housing & Auxiliary Facilities
Series 2015 (BAM)
04/01/2026	5.000%	1,175,000	1,247,671

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,912,268
10/15/2032	5.000%	1,335,000	1,432,834
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,305,870
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	10,415,116
Series 2013A
04/01/2024	5.000%	500,000	510,274
Series 2013A (AGM)
04/01/2028	5.000%	3,205,000	3,290,736
Series 2014
02/01/2031	5.250%	5,000,000	5,142,046
Series 2016
06/01/2026	5.000%	5,000,000	5,337,437
11/01/2030	5.000%	1,000,000	1,054,619
Series 2019B
11/01/2034	4.000%	5,000,000	4,866,307
Series 2020
05/01/2039	5.500%	4,000,000	4,351,730
05/01/2045	5.750%	2,000,000	2,193,125
Series 2020C
05/01/2030	5.500%	1,500,000	1,672,694
Series 2021A
03/01/2035	5.000%	750,000	799,858
03/01/2036	5.000%	500,000	532,599
03/01/2038	4.000%	3,000,000	2,829,237
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,446,057
Series 2018A
10/01/2029	5.000%	2,400,000	2,593,615
Series 2018B
10/01/2027	5.000%	2,300,000	2,480,421
10/01/2029	5.000%	5,000,000	5,403,364
Will County Community High School District No. 210 Lincoln-Way
Unlimited General Obligation Refunding Bonds
Series 2013A
01/01/2027	5.000%	1,250,000	1,267,533
01/01/2030	5.000%	2,000,000	2,025,557
Series 2020 (AGM)
01/01/2034	4.000%	650,000	667,972
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Will County Community Unit School District No. 201-U Crete-Monee(f)
Unlimited General Obligation Bonds
Series 2004 Escrowed to Maturity (NPFGC)
11/01/2022	0.000%	10,000	9,916
Will County School District No. 114 Manhattan(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005 (NPFGC)
12/01/2023	0.000%	1,285,000	1,223,975
Will Grundy Etc. Counties Community College District No. 525
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Alternative Revenue Source
Series 2013
06/01/2036	5.250%	3,400,000	3,560,550
Winnebago & Boone Counties School District No. 205 Rockford
Prerefunded 02/01/23 Unlimited General Obligation Bonds
Series 2013
02/01/2027	4.000%	4,680,000	4,754,575
Total			341,974,442
Indiana 1.1%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,481,491
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,108,419
City of Whiting(b)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,800,000	4,048,094
Franklin Township-Marion County Multiple School Building Corp.
Prerefunded 01/15/23 Revenue Bonds
1st Mortgage
Series 2012B
07/15/2029	5.000%	2,565,000	2,621,614
Indiana Bond Bank(e)
Revenue Bonds
BMA Index
Series 2007B-2
Muni Swap Index Yield + 0.660% 10/15/2022	1.100%	1,650,000	1,646,296
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,579,178

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
11/15/2038	5.000%	2,000,000	2,081,287
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,792,670
11/01/2030	3.000%	1,000,000	896,335
Steuben Lakes Regional Waste District
Prerefunded 09/01/23 Revenue Bonds
Series 2014
09/01/2024	5.000%	1,225,000	1,270,262
Total			20,525,646
Iowa 0.5%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities
Series 2016
05/15/2036	5.000%	4,065,000	4,143,643
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	1,000,000	1,007,497
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,266,487
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,165,875
Total			9,583,502
Kentucky 1.4%
Kentucky Asset Liability Commission
Revenue Bonds
Project Notes - Federal Highway Trust Fund
Series 2015
09/01/2024	5.000%	1,000,000	1,057,081
09/01/2025	5.000%	1,250,000	1,347,782
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,803,937
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,252,335
Kentucky Public Energy Authority(e)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x 1-month USD LIBOR + 1.120% 12/01/2049	1.424%	7,000,000	6,946,747
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,415,968
10/01/2031	5.000%	3,500,000	3,809,190
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,199,324
10/01/2028	5.000%	1,850,000	2,031,135
Total			26,863,499
Louisiana 0.3%
City of Bossier City Utilities
Prerefunded 10/01/24 Revenue Bonds
Series 2014
10/01/2031	5.000%	1,160,000	1,231,443
City of Shreveport Water & Sewer
Refunding Revenue Bonds
Series 2014A (BAM)
12/01/2025	4.000%	2,210,000	2,292,303
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,500,000	2,700,509
Total			6,224,255
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,842,326
Maryland 0.9%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	4,025,251
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	465,766
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,389,733

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	11,023,915
Total			16,904,665
Massachusetts 2.7%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	11,022,799
Series 2019A
01/01/2037	5.000%	850,000	948,612
Massachusetts Bay Transportation Authority(f)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,788,530
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,844,083
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,072,140
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,431,136
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,620,490
08/15/2032	5.000%	4,120,000	4,333,287
08/15/2033	5.000%	3,000,000	3,152,443
Series 2019A
07/01/2029	5.000%	750,000	826,657
07/01/2031	5.000%	2,000,000	2,191,643
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,589,189
10/01/2035	5.000%	2,000,000	2,164,553
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,340,904
10/01/2036	5.000%	4,600,000	4,735,405
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,108,020
10/01/2037	5.000%	500,000	529,572
10/01/2047	5.000%	500,000	529,031
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,046,360
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	2,832,141
Total			53,106,995
Michigan 2.6%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2038	5.000%	750,000	787,612
04/01/2039	5.000%	600,000	628,980
Dundee Community Schools
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,000,000	1,071,131
Fraser Public School District
Unlimited General Obligation Refunding Bonds
Series 2015
05/01/2025	5.000%	1,700,000	1,824,484
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	4,041,337
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2028	4.000%	1,380,000	1,430,512
11/01/2029	4.000%	940,000	973,858
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,076,234

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	1,009,931
07/01/2032	5.000%	1,500,000	1,590,897
07/01/2034	5.000%	500,000	532,010
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	832,215
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,497,659
Trinity Health Corp.
Series 2017
12/01/2035	5.000%	1,000,000	1,091,083
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	188,125
07/01/2027	5.000%	600,000	643,864
07/01/2033	5.000%	5,000,000	5,323,218
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,940,848
Senior Lien - Great Lakes Water Authority
Series 2014 (AGM)
07/01/2029	5.000%	1,500,000	1,579,071
07/01/2030	5.000%	1,500,000	1,577,127
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,046,254
Michigan Strategic Fund(b)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,481,867
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,237,535
Wayne County Airport Authority(b)
Refunding Revenue Bonds
Series 2015F
12/01/2026	5.000%	3,000,000	3,194,394
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,502,305
Series 2015D
12/01/2030	5.000%	1,250,000	1,335,787
Total			50,438,338
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.0%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,979,924
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2027	5.000%	1,785,000	1,929,554
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	1,089,040
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,790,350
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,146,813
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,823,710
Minnesota Housing Finance Agency
Revenue Bonds
Series 2012A (GNMA)
09/01/2042	2.600%	289,446	289,176
Watertown-Mayer Independent School District No. 111(f)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	1,929,415
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	980,758
Total			19,958,740
Mississippi 0.8%
County of Warren
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,625,000	1,541,455

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi Business Finance Corp.
Refunding Revenue Bonds
Pollution Control Project
Series 2019
09/01/2028	3.200%	4,000,000	4,034,206
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,506,814
01/01/2040	4.000%	1,100,000	1,103,330
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,748,514
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,781,870
Total			15,716,189
Missouri 2.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Prerefunded 10/01/22 Revenue Bonds
Combined Lien
Series 2013A
10/01/2033	5.000%	4,000,000	4,057,747
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,947,915
02/15/2049	4.000%	2,500,000	2,389,948
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,685,674
Lutheran Senior Service Projects
Series 2019
02/01/2048	4.000%	2,750,000	2,533,580
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,233,022
Revenue Bonds
Lutheran Senior Service Projects
Series 2019
02/01/2042	5.000%	3,000,000	3,157,148
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,339,331
02/01/2029	5.000%	5,975,000	6,130,175
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Industrial Development Authority(b)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,107,198
Series 2019 (AGM)
03/01/2035	5.000%	3,000,000	3,212,075
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,721,023
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,126,733
08/15/2051	5.000%	2,405,000	2,430,669
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,124,445
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	1,003,641
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	825,000	846,626
Total			47,046,950
Nebraska 0.7%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	12,596,995
Nevada 0.5%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,076,166
09/01/2033	5.000%	1,000,000	1,072,640
City of North Las Vegas
Limited General Obligation Refunding Bonds
Building
Series 2018 (AGM)
06/01/2023	5.000%	1,000,000	1,028,648

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,325,396
System - Lien
Subordinated Series 2014 (AGM)
07/01/2029	5.000%	1,200,000	1,254,733
07/01/2030	5.000%	1,000,000	1,044,111
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	560,000	569,697
Total			10,371,391
New Hampshire 0.3%
New Hampshire Business Finance Authority
Refunding Revenue Bonds
Springpoint Senior Living
Series 2021
01/01/2027	4.000%	245,000	250,217
01/01/2028	4.000%	285,000	290,049
01/01/2029	4.000%	295,000	298,778
01/01/2030	4.000%	280,000	281,780
01/01/2031	4.000%	290,000	290,493
New Hampshire Business Finance Authority(b)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	4,000,000	3,904,730
Total			5,316,047
New Jersey 3.7%
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,136,767
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,822,363
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2025	5.000%	400,000	424,483
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,359,203
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority(f)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,336,303
Revenue Bonds
Capital Appreciation - Transportation System
Series 2006C
12/15/2024	0.000%	440,000	409,529
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,067,212
06/15/2031	5.000%	1,000,000	1,062,550
Series 2022AA
06/15/2038	5.000%	1,000,000	1,071,396
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,607,280
Series 2019
12/15/2033	5.000%	3,000,000	3,247,909
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	983,586
06/15/2044	4.000%	2,500,000	2,381,810
06/15/2050	4.000%	3,500,000	3,255,632
Series 2020AA
06/15/2038	4.000%	1,000,000	977,324
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,758,254
Transportation System
Series 2006A (AGM)
12/15/2022	5.250%	4,000,000	4,085,846
Series 2010D
12/15/2023	5.250%	240,000	249,803
Series 2013AA (BAM)
06/15/2033	5.250%	5,635,000	5,797,181
Series 2014D
06/15/2032	5.000%	5,000,000	5,214,334
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,658,206
Series 2017G
01/01/2035	5.000%	6,000,000	6,558,143
Revenue Bonds
Series 2015E
01/01/2031	5.000%	500,000	527,149

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2030	4.000%	2,000,000	2,092,775
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,953,306
06/01/2032	5.000%	2,000,000	2,144,190
06/01/2033	5.000%	1,500,000	1,605,117
06/01/2034	5.000%	2,000,000	2,138,054
06/01/2046	5.250%	2,440,000	2,605,753
Total			71,531,458
New Mexico 0.3%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2025	2.625%	750,000	738,049
05/15/2044	5.000%	1,350,000	1,379,671
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	2,615,000	2,814,269
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2024	2.375%	550,000	538,337
Total			5,470,326
New York 5.2%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,046,078
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,029,488
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,336,089
08/01/2047	5.000%	1,000,000	1,013,265
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,339,068
03/01/2035	5.250%	2,500,000	2,774,137
03/01/2037	5.000%	1,120,000	1,214,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	8,000,000	8,401,222
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,466,912
Long Island Power Authority(e)
Refunding Revenue Bonds
LIBOR Floating Rate Tender Notes
Series 2018C (Mandatory Put 10/01/23)
0.7 x 1-month USD LIBOR + 0.750% 05/01/2033	1.068%	5,000,000	4,975,580
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,925,629
Transportation
Subordinated Series 2021 (AGM) (Mandatory Put 04/01/24)
11/01/2032	0.737%	2,250,000	2,248,327
Revenue Bonds
Green Bonds
Subordinated Series 2019A (Mandatory Put 11/15/24)
11/15/2048	5.000%	800,000	838,623
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,446,763
Series 2020A-1
02/01/2023	5.000%	9,930,000	10,105,593
Metropolitan Transportation Authority(e)
Revenue Bonds
SIFMA Floating Rate Tender Notes
Subordinated Series 2017D-2 (Mandatory Put 11/15/22)
Muni Swap Index Yield + 0.450% 11/15/2044	0.890%	1,000,000	1,000,222
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2015C
11/01/2026	5.000%	1,000,000	1,071,729
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,332,243
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,324,948
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	6,068,343

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority(a)
Refunding Revenue Bonds
Garnet Health Medical Center
Series 2017
12/01/2035	5.000%	500,000	542,942
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	500,000	542,328
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,518,149
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	10,444,443
Series 2018A
03/15/2037	5.250%	1,695,000	1,906,026
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,363,911
New York State Urban Development Corp.
Revenue Bonds
State Personal Income Tax
Series 2013C
03/15/2028	5.000%	1,000,000	1,022,100
New York Transportation Development Corp.(b)
Refunding Revenue Bonds
Terminal 4 JFK International Airport
Series 2020
12/01/2030	5.000%	350,000	371,666
12/01/2031	5.000%	400,000	422,470
12/01/2032	5.000%	300,000	315,524
12/01/2033	5.000%	450,000	472,114
12/01/2034	5.000%	450,000	470,790
12/01/2035	5.000%	300,000	313,047
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,343,532
10/01/2045	4.375%	1,500,000	1,434,644
LaGuardia Airport Terminal B
Series 2016 (AGM)
07/01/2032	4.000%	2,500,000	2,501,972
Triborough Bridge & Tunnel Authority(e)
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2021 (Mandatory Put 02/01/24)
0.7 x SOFR + 0.380% 01/01/2032	0.568%	1,958,988	1,954,771
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,051,965
06/01/2041	5.000%	1,000,000	1,045,909
Total			100,997,092
North Carolina 1.4%
County of Union
Refunding Revenue Bonds
Series 2013
12/01/2026	5.000%	1,390,000	1,429,370
12/01/2027	5.000%	1,645,000	1,690,348
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,486,031
North Carolina Medical Care Commission
Prerefunded 10/01/23 Revenue Bonds
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,172,362
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,000,773
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,957,794
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	600,049
10/01/2045	5.000%	1,500,000	1,571,240
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,147,753
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,594,260
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2026	5.000%	1,130,000	1,146,314
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,375,309

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,242,465
04/01/2036	4.000%	1,000,000	1,031,274
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,118,649
Total			26,563,991
North Dakota 0.5%
County of Ward
Revenue Bonds
Trinity Obligation Group
Series 2017C
06/01/2034	5.000%	2,500,000	2,698,150
06/01/2043	5.000%	2,500,000	2,662,006
North Dakota Public Finance Authority
Revenue Bonds
Capital Financing Program
Series 2013A
06/01/2024	4.000%	2,190,000	2,230,270
06/01/2025	4.000%	1,145,000	1,166,546
Total			8,756,972
Ohio 0.8%
City of Cleveland Income Tax
Prerefunded 10/01/22 Revenue Bonds
Bridges & Roadways Improvements
Subordinated Series 2014
10/01/2029	5.000%	2,290,000	2,323,060
Public Facilities Improvements
Subordinated Series 2014
10/01/2028	5.000%	1,075,000	1,090,519
Cleveland Department of Public Utilities Division of Water
Prerefunded 01/01/24 Revenue Bonds
Series 2015Y
01/01/2029	4.000%	1,000,000	1,028,789
01/01/2030	4.000%	1,000,000	1,028,789
County of Franklin
Prerefunded 05/15/23 Revenue Bonds
Refunding & Improvement - OhioHealth Corp.
Series 2013
05/15/2028	5.000%	2,000,000	2,060,921
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,135,109
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,408,740
Delaware City School District
Prerefunded 06/01/23 Unlimited General Obligation Bonds
School Facilities Construction & Improvement
Series 2013
12/01/2038	5.250%	1,240,000	1,282,305
New Albany Community Authority
Refunding Revenue Bonds
Series 2012C
10/01/2022	5.000%	1,000,000	1,014,021
North Olmsted City School District
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2015A
12/01/2029	5.000%	500,000	521,683
Ohio Turnpike & Infrastructure Commission
Prerefunded 02/15/23 Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2013
02/15/2033	5.250%	1,330,000	1,362,000
Total			16,255,936
Oklahoma 0.5%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,156,668
Oklahoma Development Finance Authority(b)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	3,000,000	2,949,523
Tulsa Airports Improvement Trust(b)
Prerefunded 06/01/23 Revenue Bonds
Series 2013A (BAM)
06/01/2028	5.000%	1,405,000	1,445,403
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,909,061
11/15/2045	5.250%	250,000	261,957
Total			9,722,612

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.4%
Clackamas & Washington Counties School District No. 3(f)
Unlimited General Obligation Bonds
Deferred Interest
Series 2003A (FGIC)
06/15/2023	0.000%	2,000,000	1,950,758
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,020,733
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(f)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	4,762,375
Total			7,733,866
Pennsylvania 3.1%
Berks County Industrial Development Authority
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,104,269
05/15/2047	5.000%	1,630,000	1,684,849
Series 2018
05/15/2038	5.000%	255,000	267,184
05/15/2043	5.000%	350,000	364,028
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,723,626
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,322,340
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,639,873
06/01/2032	5.000%	1,000,000	1,085,055
06/01/2033	5.000%	1,250,000	1,352,709
06/01/2034	5.000%	1,000,000	1,080,396
06/01/2035	5.000%	1,000,000	1,079,304
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	750,000	797,465
01/01/2028	5.000%	1,175,000	1,249,362
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2027	5.000%	1,440,000	1,514,964
01/01/2028	5.000%	2,170,000	2,275,014
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,467,048
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,242,763
Doylestown Hospital Authority
Revenue Bonds
Series 2019A
07/01/2045	4.000%	1,250,000	1,194,786
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,695,189
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	1,022,166
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,245,233
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	984,989
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,619,594
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,052,071
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,125,260

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2030	4.000%	1,275,000	1,302,245
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	3,065,958
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,375,251
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,789,591
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,280,492
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,879,073
Total			59,882,147
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,407,859
South Carolina 2.7%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,071,012
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,610,000	3,800,726
11/01/2032	5.000%	5,000,000	5,262,929
Patriots Energy Group Financing Agency
Revenue Bonds
Series 2018A (Mandatory Put 02/01/24)
10/01/2048	4.000%	2,500,000	2,536,219
Patriots Energy Group Financing Agency(e)
Revenue Bonds
Series 2018B (Mandatory Put 02/01/24)
0.7 x 1-month USD LIBOR + 0.860% 10/01/2048	1.164%	8,000,000	7,953,080
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	652,436
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	2,054,184
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,641,558
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,509,401
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	1,015,811
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	345,000	350,840
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	7,456,730
Series 2016A
12/01/2030	5.000%	4,000,000	4,294,484
Series 2016B
12/01/2032	5.000%	3,265,000	3,515,837
Spartanburg Sanitary Sewer District
Prerefunded 03/01/23 Revenue Bonds
Convertible
Series 2013B
03/01/2030	5.000%	1,500,000	1,538,439
Total			52,653,686
South Dakota 0.2%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,860,674
09/01/2030	5.000%	2,250,000	2,456,873
Total			4,317,547
Tennessee 1.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,043,225

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	6,149,058
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,080,086
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2023	5.000%	5,310,000	5,408,609
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	9,000,000	9,786,631
Total			23,467,609
Texas 8.4%
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	1,063,779
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,103,596
02/15/2038	5.000%	1,250,000	1,366,109
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,669,185
Central Texas Regional Mobility Authority(f)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	1,000,000	907,884
Central Texas Turnpike System
Refunding Revenue Bonds
Subordinated Series 2015C
08/15/2031	5.000%	7,500,000	7,755,420
08/15/2032	5.000%	6,000,000	6,200,426
08/15/2034	5.000%	10,240,000	10,570,835
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,088,374
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,066,681
Refunding Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2026	5.000%	1,000,000	1,074,912
09/01/2027	5.000%	600,000	643,758
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,888,387
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,045,054
Series 2015
09/01/2027	5.000%	1,215,000	1,273,374
09/01/2029	5.000%	1,500,000	1,567,580
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,521,748
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,729,380
City of Houston Airport System(b)
Revenue Bonds
Subordinated Series 2020A
07/01/2038	4.000%	3,250,000	3,220,981
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	10,885,698
City of Houston Hotel Occupancy Tax
Refunding Revenue Bonds
Convention & Entertainment Facilities Department
Series 2015
09/01/2026	5.000%	250,000	262,473
City of San Marcos Electric Utility System
Prerefunded 11/01/22 Revenue Bonds
Series 2013 (BAM)
11/01/2033	5.000%	1,215,000	1,235,617
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	12,162,958

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Bexar
Prerefunded 08/15/24 Revenue Bonds
Venue Project
Series 2015 (AGM)
08/15/2031	5.000%	1,280,000	1,353,637
Crane County Water District
Prerefunded 02/15/25 Unlimited General Obligation Bonds
Series 2015
02/15/2030	5.000%	1,000,000	1,068,370
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Joint
Series 2013D
11/01/2033	5.000%	2,000,000	2,064,204
Series 2013F
11/01/2033	5.250%	1,200,000	1,242,884
Georgetown Independent School District
Unlimited General Obligation Bonds
Series 2019A
08/15/2027	5.000%	1,000,000	1,119,326
08/15/2028	5.000%	1,000,000	1,135,022
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	0.000%	1,000,000	1,057,075
Gulf Coast Authority
Prerefunded 10/01/22 Revenue Bonds
Bayport Area System
Series 2013 (AGM)
10/01/2030	5.000%	1,505,000	1,526,414
Lancaster Independent School District
Unlimited General Obligation Refunding Bonds
Series 2015 (BAM)
02/15/2029	4.000%	3,000,000	3,097,762
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	745,855
05/15/2027	5.000%	1,355,000	1,451,687
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 11/15/24 Revenue Bonds
MRC Crestview Project
Series 2016
11/15/2031	5.000%	850,000	916,437
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,800,000
Series 2015A
07/01/2030	5.000%	7,800,000	7,410,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	1,687,500
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,079,691
01/01/2048	5.000%	5,000,000	5,337,499
Series 2019A
01/01/2036	4.000%	1,000,000	1,039,274
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	17,632,904
Series 2015B
01/01/2027	5.000%	2,090,000	2,213,957
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,465,280
North Texas Tollway Authority(f)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	6,210,421
Pleasanton Independent School District
Unlimited General Obligation Bonds
Series 2015
08/15/2029	5.000%	1,000,000	1,052,213
Port Beaumont Navigation District(a),(b)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,358,066
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2036	2.750%	1,275,000	1,026,396
Tarrant County Cultural Education Facilities Finance Corp.
Prerefunded 10/01/23 Revenue Bond
Methodist Hospitals of Dallas
Series 2013
10/01/2028	5.000%	2,030,000	2,107,480
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	5,189,738
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,337,710
11/15/2046	5.000%	1,250,000	1,324,120

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	2,104,047
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2030	5.000%	2,400,000	2,586,612
12/15/2031	5.000%	1,350,000	1,460,925
Series 2021
12/15/2025	5.000%	700,000	734,258
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2039	4.000%	300,000	300,639
Texas Transportation Commission(f)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	267,759
Waco Independent School District
Prerefunded 08/15/24 Unlimited General Obligation Bonds
Series 2015
08/15/2028	4.000%	1,000,000	1,036,575
08/15/2029	4.000%	2,380,000	2,467,048
Total			162,312,994
Utah 0.3%
City of Riverton
Prerefunded 06/01/23 Revenue Bonds
Series 2013
12/01/2034	5.250%	1,455,000	1,504,641
12/01/2036	5.250%	2,150,000	2,223,352
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,084,002
07/01/2033	5.000%	1,000,000	1,082,528
Total			5,894,523
Vermont 0.6%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,811,715
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(i)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,457,328
Series 2015
09/01/2033	5.000%	1,000,000	1,058,853
Total			3,516,181
Virginia 0.3%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	984,347
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,055,957
Henrico County Economic Development Authority(j)
Revenue Bonds
Registered Savrs
Series 1992 Escrowed to Maturity (AGM)
08/23/2027	0.562%	50,000	49,875
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2031	5.000%	2,200,000	2,421,415
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,462,927
Total			5,974,521
Washington 1.8%
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,540,501
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,298,435

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,705,000	2,732,532
12/01/2030	5.750%	2,820,000	2,908,393
Mason & Kitsap Counties School District No. 403 North Mason
Prerefunded 12/01/23 Unlimited General Obligation Bonds
Series 2013
12/01/2035	5.000%	2,025,000	2,112,814
Port of Seattle(b)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2036	5.000%	5,000,000	5,440,449
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	964,141
Snohomish County Housing Authority
Revenue Bonds
Series 2019
04/01/2031	5.000%	1,000,000	1,105,445
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	904,642
01/01/2038	5.000%	2,000,000	2,123,139
Presbyterian Retirement Co.
Series 2016
01/01/2036	5.000%	2,125,000	2,116,535
Revenue Bonds
Transforming Age Project
Series 2019A
01/01/2044	5.000%	1,000,000	957,827
01/01/2049	5.000%	1,000,000	939,718
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	593,990
07/01/2035	6.750%	1,090,000	1,138,888
Transforming Age Projects
Series 2019
01/01/2026	2.375%	425,000	403,214
Total			34,280,663
West Virginia 0.5%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2043	5.000%	1,750,000	1,869,768
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	1,325,000	1,371,706
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,960,661
West Virginia University(f)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,649,797
Total			9,851,932
Wisconsin 1.0%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,877,407
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	834,376
07/01/2047	5.000%	1,000,000	1,012,167
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	2,500,000	2,679,705
11/15/2030	5.000%	1,620,000	1,741,836
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	273,041
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,012,314
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2023	5.250%	145,000	149,439
12/15/2027	5.250%	1,510,000	1,654,863
Wisconsin Center District(f)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,377,842
12/15/2034	0.000%	6,665,000	3,984,610

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	31

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,054,035
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,617,244
Total			20,268,879
Total Municipal Bonds (Cost $1,883,026,121)			1,898,017,866
Money Market Funds 0.3%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.318%(k)	71,568	71,561
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(k)	5,157,613	5,157,613
Total Money Market Funds (Cost $5,229,181)		5,229,174
Total Investments in Securities (Cost $1,894,455,302)		1,909,447,040
Other Assets & Liabilities, Net		28,715,990
Net Assets		$1,938,163,030

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $46,233,815, which represents 2.39% of total net assets.
(b)	Income from this security may be subject to alternative minimum tax.
(c)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(d)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2022.
(e)	Variable rate security. The interest rate shown was the current rate as of April 30, 2022.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2022.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2022, the total value of these securities amounted to $1,761,905, which represents 0.09% of total net assets.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2022, the total value of these securities amounted to $5,977,179, which represents 0.31% of total net assets.
(j)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Corporation
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	6,200,000	—	6,200,000
Municipal Bonds	—	1,898,017,866	—	1,898,017,866
Money Market Funds	5,229,174	—	—	5,229,174
Total Investments in Securities	5,229,174	1,904,217,866	—	1,909,447,040
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	33

Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,894,455,302)	$1,909,447,040
Receivable for:
Investments sold	13,797,800
Capital shares sold	5,031,870
Interest	24,662,905
Expense reimbursement due from Investment Manager	11,287
Prepaid expenses	9,874
Trustees’ deferred compensation plan	359,231
Other assets	83,627
Total assets	1,953,403,634
Liabilities
Due to custodian	2,816
Payable for:
Capital shares purchased	9,221,478
Distributions to shareholders	4,953,552
Management services fees	24,588
Distribution and/or service fees	3,102
Transfer agent fees	282,352
Compensation of board members	348,852
Other expenses	44,633
Trustees’ deferred compensation plan	359,231
Total liabilities	15,240,604
Net assets applicable to outstanding capital stock	$1,938,163,030
Represented by
Paid in capital	1,925,219,473
Total distributable earnings (loss)	12,943,557
Total - representing net assets applicable to outstanding capital stock	$1,938,163,030
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
April 30, 2022 (Unaudited)
Class A
Net assets	$501,262,789
Shares outstanding	52,016,629
Net asset value per share	$9.64
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.94
Advisor Class
Net assets	$427,703,333
Shares outstanding	44,409,562
Net asset value per share	$9.63
Class C
Net assets	$14,405,053
Shares outstanding	1,494,655
Net asset value per share	$9.64
Institutional Class
Net assets	$704,971,796
Shares outstanding	73,120,945
Net asset value per share	$9.64
Institutional 2 Class
Net assets	$276,024,708
Shares outstanding	28,682,523
Net asset value per share	$9.62
Institutional 3 Class
Net assets	$4,269,750
Shares outstanding	442,486
Net asset value per share	$9.65
Class V
Net assets	$9,525,601
Shares outstanding	988,494
Net asset value per share	$9.64
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.12
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	35

Statement of Operations
Six Months Ended April 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,119
Interest	32,706,876
Total income	32,707,995
Expenses:
Management services fees	4,581,790
Distribution and/or service fees
Class A	457,681
Class C	63,732
Class V	7,634
Transfer agent fees
Class A	323,134
Advisor Class	369,105
Class C	10,986
Institutional Class	557,314
Institutional 2 Class	53,553
Institutional 3 Class	154
Class V	7,025
Compensation of board members	28,446
Custodian fees	8,434
Printing and postage fees	14,841
Registration fees	130,269
Audit fees	14,691
Legal fees	13,667
Compensation of chief compliance officer	181
Other	13,547
Total expenses	6,656,184
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,109,765)
Total net expenses	4,546,419
Net investment income	28,161,576
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,213,220)
Net realized loss	(3,213,220)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(177,008,608)
Net change in unrealized appreciation (depreciation)	(177,008,608)
Net realized and unrealized loss	(180,221,828)
Net decrease in net assets resulting from operations	$(152,060,252)
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations
Net investment income	$28,161,576	$30,001,179
Net realized gain (loss)	(3,213,220)	2,478,782
Net change in unrealized appreciation (depreciation)	(177,008,608)	(1,306,017)
Net increase (decrease) in net assets resulting from operations	(152,060,252)	31,173,944
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,542,017)	(5,097,345)
Advisor Class	(7,414,305)	(211,361)
Class C	(202,009)	(474,038)
Institutional Class	(13,429,140)	(28,632,229)
Institutional 2 Class	(2,869,165)	(943,115)
Institutional 3 Class	(63,434)	(92,953)
Class V	(161,679)	(330,141)
Total distributions to shareholders	(30,681,749)	(35,781,182)
Increase (decrease) in net assets from capital stock activity	1,043,510,907	(46,659,482)
Total increase (decrease) in net assets	860,768,906	(51,266,720)
Net assets at beginning of period	1,077,394,124	1,128,660,844
Net assets at end of period	$1,938,163,030	$1,077,394,124
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	37

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2022 (Unaudited)		October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,616,788	46,019,233	3,590,256	38,025,004
Fund reorganization	40,018,544	418,942,544	—	—
Distributions reinvested	609,905	6,151,879	418,945	4,428,423
Redemptions	(9,617,198)	(97,162,009)	(2,552,880)	(26,990,697)
Net increase	35,628,039	373,951,647	1,456,321	15,462,730
Advisor Class
Subscriptions	3,837,106	38,496,540	144,951	1,536,076
Fund reorganization	104,285,243	1,091,126,562	—	—
Distributions reinvested	470,326	4,764,512	19,977	211,036
Redemptions	(64,815,915)	(664,178,317)	(127,353)	(1,343,291)
Net increase	43,776,760	470,209,297	37,575	403,821
Class C
Subscriptions	102,577	1,043,020	387,986	4,106,394
Distributions reinvested	19,507	198,771	43,653	461,575
Redemptions	(229,049)	(2,319,615)	(873,307)	(9,252,987)
Net decrease	(106,965)	(1,077,824)	(441,668)	(4,685,018)
Institutional Class
Subscriptions	9,609,576	97,603,350	5,497,647	58,228,372
Distributions reinvested	300,817	3,058,463	531,186	5,617,499
Redemptions	(17,422,621)	(174,859,511)	(11,089,869)	(117,227,760)
Net decrease	(7,512,228)	(74,197,698)	(5,061,036)	(53,381,889)
Institutional 2 Class
Subscriptions	31,726,308	327,702,969	130,766	1,382,805
Distributions reinvested	288,490	2,868,404	89,315	943,115
Redemptions	(5,773,245)	(57,535,860)	(643,990)	(6,819,315)
Net increase (decrease)	26,241,553	273,035,513	(423,909)	(4,493,395)
Institutional 3 Class
Subscriptions	240,810	2,444,610	97,746	1,036,989
Distributions reinvested	5,169	52,387	6,662	70,519
Redemptions	(80,067)	(798,956)	(64,961)	(685,910)
Net increase	165,912	1,698,041	39,447	421,598
Class V
Subscriptions	1,944	19,868	8,149	86,535
Distributions reinvested	11,993	122,065	23,602	249,503
Redemptions	(25,125)	(250,002)	(68,390)	(723,367)
Net decrease	(11,188)	(108,069)	(36,639)	(387,329)
Total net increase (decrease)	98,181,883	1,043,510,907	(4,429,909)	(46,659,482)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	39

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2022 (Unaudited)	$10.46	0.14	(0.80)	(0.66)	(0.14)	(0.02)	(0.16)
Year Ended 10/31/2021	$10.51	0.27	0.00(d)	0.27	(0.27)	(0.05)	(0.32)
Year Ended 10/31/2020	$10.59	0.28	(0.03)	0.25	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2019	$10.11	0.31	0.48	0.79	(0.31)	(0.00)(d)	(0.31)
Year Ended 10/31/2018	$10.54	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)
Year Ended 10/31/2017	$10.71	0.31	(0.17)	0.14	(0.31)	—	(0.31)
Advisor Class
Six Months Ended 4/30/2022 (Unaudited)	$10.45	0.15	(0.80)	(0.65)	(0.15)	(0.02)	(0.17)
Year Ended 10/31/2021	$10.50	0.29	0.00(d)	0.29	(0.29)	(0.05)	(0.34)
Year Ended 10/31/2020	$10.59	0.30	(0.04)	0.26	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2019	$10.11	0.33	0.48	0.81	(0.33)	(0.00)(d)	(0.33)
Year Ended 10/31/2018	$10.53	0.33	(0.42)	(0.09)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.71	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Class C
Six Months Ended 4/30/2022 (Unaudited)	$10.46	0.10	(0.79)	(0.69)	(0.11)	(0.02)	(0.13)
Year Ended 10/31/2021	$10.51	0.21	0.00(d)	0.21	(0.21)	(0.05)	(0.26)
Year Ended 10/31/2020	$10.59	0.21	(0.03)	0.18	(0.22)	(0.04)	(0.26)
Year Ended 10/31/2019	$10.12	0.24	0.48	0.72	(0.25)	(0.00)(d)	(0.25)
Year Ended 10/31/2018	$10.54	0.24	(0.42)	(0.18)	(0.24)	—	(0.24)
Year Ended 10/31/2017	$10.72	0.25	(0.19)	0.06	(0.24)	—	(0.24)
Institutional Class
Six Months Ended 4/30/2022 (Unaudited)	$10.46	0.15	(0.80)	(0.65)	(0.15)	(0.02)	(0.17)
Year Ended 10/31/2021	$10.51	0.29	0.00(d)	0.29	(0.29)	(0.05)	(0.34)
Year Ended 10/31/2020	$10.60	0.30	(0.04)	0.26	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2019	$10.12	0.33	0.48	0.81	(0.33)	(0.00)(d)	(0.33)
Year Ended 10/31/2018	$10.54	0.33	(0.42)	(0.09)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.72	0.33	(0.18)	0.15	(0.33)	—	(0.33)
Institutional 2 Class
Six Months Ended 4/30/2022 (Unaudited)	$10.45	0.15	(0.81)	(0.66)	(0.15)	(0.02)	(0.17)
Year Ended 10/31/2021	$10.49	0.30	0.01	0.31	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2020	$10.58	0.31	(0.05)	0.26	(0.31)	(0.04)	(0.35)
Year Ended 10/31/2019	$10.10	0.34	0.48	0.82	(0.34)	(0.00)(d)	(0.34)
Year Ended 10/31/2018	$10.53	0.34	(0.44)	(0.10)	(0.33)	—	(0.33)
Year Ended 10/31/2017	$10.70	0.34	(0.17)	0.17	(0.34)	—	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2022 (Unaudited)	$9.64	(6.39%)	0.82%(c)	0.61%(c)	2.67%(c)	3%	$501,263
Year Ended 10/31/2021	$10.46	2.61%	0.83%	0.70%(e)	2.55%	5%	$171,415
Year Ended 10/31/2020	$10.51	2.36%	0.82%	0.73%(e)	2.70%	9%	$156,865
Year Ended 10/31/2019	$10.59	7.94%	0.82%(f)	0.76%(e),(f)	2.97%	14%	$152,575
Year Ended 10/31/2018	$10.11	(1.18%)	0.81%(g)	0.76%(e),(g)	2.98%	8%	$157,597
Year Ended 10/31/2017	$10.54	1.39%	0.84%(h)	0.77%(e),(h)	2.99%	11%	$189,260
Advisor Class
Six Months Ended 4/30/2022 (Unaudited)	$9.63	(6.30%)	0.61%(c)	0.41%(c)	2.85%(c)	3%	$427,703
Year Ended 10/31/2021	$10.45	2.81%	0.63%	0.50%(e)	2.75%	5%	$6,615
Year Ended 10/31/2020	$10.50	2.47%	0.62%	0.53%(e)	2.90%	9%	$6,249
Year Ended 10/31/2019	$10.59	8.15%	0.62%(f)	0.56%(e),(f)	3.22%	14%	$5,927
Year Ended 10/31/2018	$10.11	(0.89%)	0.61%(g)	0.56%(e),(g)	3.18%	8%	$20,349
Year Ended 10/31/2017	$10.53	1.50%	0.63%	0.58%(e)	3.16%	11%	$17,306
Class C
Six Months Ended 4/30/2022 (Unaudited)	$9.64	(6.67%)	1.42%(c)	1.21%(c)	2.06%(c)	3%	$14,405
Year Ended 10/31/2021	$10.46	1.99%	1.47%	1.30%(e)	1.94%	5%	$16,754
Year Ended 10/31/2020	$10.51	1.71%	1.47%	1.38%(e)	2.06%	9%	$21,469
Year Ended 10/31/2019	$10.59	7.14%	1.47%(f)	1.41%(e),(f)	2.33%	14%	$23,522
Year Ended 10/31/2018	$10.12	(1.72%)	1.46%(g)	1.41%(e),(g)	2.32%	8%	$29,097
Year Ended 10/31/2017	$10.54	0.64%	1.49%(h)	1.42%(e),(h)	2.34%	11%	$44,951
Institutional Class
Six Months Ended 4/30/2022 (Unaudited)	$9.64	(6.29%)	0.62%(c)	0.41%(c)	2.86%(c)	3%	$704,972
Year Ended 10/31/2021	$10.46	2.81%	0.63%	0.50%(e)	2.75%	5%	$843,761
Year Ended 10/31/2020	$10.51	2.47%	0.62%	0.53%(e)	2.90%	9%	$900,641
Year Ended 10/31/2019	$10.60	8.15%	0.62%(f)	0.56%(e),(f)	3.17%	14%	$1,012,229
Year Ended 10/31/2018	$10.12	(0.88%)	0.61%(g)	0.56%(e),(g)	3.17%	8%	$1,232,944
Year Ended 10/31/2017	$10.54	1.50%	0.63%(h)	0.57%(e),(h)	3.18%	11%	$1,679,211
Institutional 2 Class
Six Months Ended 4/30/2022 (Unaudited)	$9.62	(6.36%)	0.55%(c)	0.33%(c)	2.98%(c)	3%	$276,025
Year Ended 10/31/2021	$10.45	2.98%	0.56%	0.44%	2.81%	5%	$25,496
Year Ended 10/31/2020	$10.49	2.54%	0.55%	0.47%	2.98%	9%	$30,056
Year Ended 10/31/2019	$10.58	8.24%	0.55%(f)	0.49%(f)	3.21%	14%	$35,836
Year Ended 10/31/2018	$10.10	(0.92%)	0.55%(g)	0.50%(g)	3.25%	8%	$15,697
Year Ended 10/31/2017	$10.53	1.67%	0.54%(h)	0.50%(h)	3.26%	11%	$12,401
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	41

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2022 (Unaudited)	$10.47	0.15	(0.79)	(0.64)	(0.16)	(0.02)	(0.18)
Year Ended 10/31/2021	$10.52	0.30	0.01	0.31	(0.31)	(0.05)	(0.36)
Year Ended 10/31/2020	$10.61	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)
Year Ended 10/31/2019	$10.13	0.34	0.49	0.83	(0.35)	(0.00)(d)	(0.35)
Year Ended 10/31/2018	$10.55	0.34	(0.42)	(0.08)	(0.34)	—	(0.34)
Year Ended 10/31/2017(i)	$10.43	0.22	0.13(j)	0.35	(0.23)	—	(0.23)
Class V
Six Months Ended 4/30/2022 (Unaudited)	$10.46	0.14	(0.80)	(0.66)	(0.14)	(0.02)	(0.16)
Year Ended 10/31/2021	$10.50	0.27	0.02	0.29	(0.28)	(0.05)	(0.33)
Year Ended 10/31/2020	$10.59	0.29	(0.05)	0.24	(0.29)	(0.04)	(0.33)
Year Ended 10/31/2019	$10.11	0.32	0.48	0.80	(0.32)	(0.00)(d)	(0.32)
Year Ended 10/31/2018	$10.54	0.31	(0.43)	(0.12)	(0.31)	—	(0.31)
Year Ended 10/31/2017	$10.71	0.32	(0.17)	0.15	(0.32)	—	(0.32)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Ratios include interfund lending expense which is less than 0.01%.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2022 (Unaudited)	$9.65	(6.23%)	0.50%(c)	0.28%(c)	3.00%(c)	3%	$4,270
Year Ended 10/31/2021	$10.47	2.93%	0.52%	0.39%	2.86%	5%	$2,897
Year Ended 10/31/2020	$10.52	2.59%	0.51%	0.42%	3.01%	9%	$2,495
Year Ended 10/31/2019	$10.61	8.27%	0.51%(f)	0.44%(f)	3.28%	14%	$2,542
Year Ended 10/31/2018	$10.13	(0.76%)	0.50%(g)	0.45%(g)	3.31%	8%	$1,836
Year Ended 10/31/2017(i)	$10.55	3.35%	0.51%(c)	0.47%(c)	3.25%(c)	11%	$1,865
Class V
Six Months Ended 4/30/2022 (Unaudited)	$9.64	(6.36%)	0.77%(c)	0.56%(c)	2.71%(c)	3%	$9,526
Year Ended 10/31/2021	$10.46	2.76%	0.78%	0.65%(e)	2.60%	5%	$10,456
Year Ended 10/31/2020	$10.50	2.31%	0.77%	0.68%(e)	2.75%	9%	$10,887
Year Ended 10/31/2019	$10.59	7.99%	0.77%(f)	0.71%(e),(f)	3.02%	14%	$11,562
Year Ended 10/31/2018	$10.11	(1.13%)	0.76%(g)	0.71%(e),(g)	3.03%	8%	$12,260
Year Ended 10/31/2017	$10.54	1.44%	0.79%(h)	0.72%(e),(h)	3.03%	11%	$13,371
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	43

Notes to Financial Statements
April 30, 2022 (Unaudited)
Note 1. Organization
Columbia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
44	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	45

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2022 was 0.46% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended April 30, 2022, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
—	18,355,903	520,097
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
46	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class V	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	33,042
Class C	—	1.00(b)	546
Class V	4.75	0.50 - 1.00(c)	201

Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	47

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 11, 2021 through February 29, 2024	Prior to December 11, 2021
Class A	0.61%	0.61%
Advisor Class	0.41	0.41
Class C	1.21	1.21
Institutional Class	0.41	0.41
Institutional 2 Class	0.33	0.35
Institutional 3 Class	0.28	0.30
Class V	0.56	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,894,455,000	39,071,000	(24,079,000)	14,992,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
48	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $55,017,695 and $452,275,558, respectively, for the six months ended April 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Transactions to realign the portfolio for the Fund following the reorganization as described in  Note 8 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $0 and $39,173,088, respectively, for the six months ended April 30, 2022.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended April 30, 2022.
Note 8. Fund reorganization
At the close of business on December 10, 2021, the Fund acquired the assets and assumed the identified liabilities of BMO Intermediate Tax-Free Fund (the Acquired Fund), a series of BMO Funds, Inc. The reorganization was completed after shareholders of the Acquired Fund approved a plan of reorganization at a shareholder meeting held on November 23, 2021. The purpose of the reorganization was to combine two funds with comparable investment objectives and strategies.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	49

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
The aggregate net assets of the Fund immediately before the reorganization were $1,074,755,495 and the combined net assets immediately after the reorganization were $2,584,824,601.
The reorganization was accomplished by a tax-free exchange of 130,446,790 shares of the Acquired Fund valued at $1,510,069,106 (including $116,128,348 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	40,018,544
Advisor Class	104,285,243
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on November 1, 2021, the Fund’s pro-forma results of operations for the six months ended April 30, 2022 would have been approximately:
($)
Net investment income	32,869,000
Net realized loss	(1,341,000)
Net change in unrealized appreciation/(depreciation)	(173,821,000)
Net decrease in net assets from operations	(142,293,000)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
50	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support,
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	51

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At April 30, 2022, four unaffiliated shareholders of record owned 77.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
52	Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Intermediate Municipal Bond Fund | Semiannual Report 2022	53

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR167_10_M01_(06/22)

SemiAnnual Report
April 30, 2022 (Unaudited)
Columbia Strategic California Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Strategic California Municipal Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic California Municipal Income Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and California individual income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010
Anders Myhran, CFA*
Portfolio Manager
Managed Fund since 2016
* Anders Myhran has announced that he plans to retire from the Investment Manager effective September 30, 2022. Until then, Mr. Myhran will continue to serve as Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended April 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/16/86	-10.31	-10.35	1.31	2.66
	Including sales charges		-12.99	-13.03	0.69	2.35
Advisor Class*		03/19/13	-10.24	-10.16	1.57	2.90
Class C	Excluding sales charges	08/01/97	-10.53	-10.80	0.84	2.20
	Including sales charges		-11.41	-11.67	0.84	2.20
Institutional Class		09/19/05	-10.21	-10.17	1.56	2.92
Institutional 2 Class*		03/01/16	-10.22	-10.13	1.58	2.82
Institutional 3 Class*		03/01/17	-10.22	-10.10	1.62	2.82
Bloomberg California Municipal Bond Index			-8.20	-8.20	1.67	2.64
Bloomberg Municipal Bond Index			-7.90	-7.88	1.80	2.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg California Municipal Bond Index is a subset of the Bloomberg Municipal Bond Index consisting solely of bonds issued by obligors located in the state of California. Effective August 24, 2021, the Bloomberg Barclays California Municipal Bond Index was re-branded as the Bloomberg California Municipal Bond Index.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Effective August 24, 2021, the Bloomberg Barclays Municipal Bond Index was re-branded as the Bloomberg Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2022)
AAA rating	3.0
AA rating	27.6
A rating	23.6
BBB rating	17.0
BB rating	1.3
D rating	1.6
Not rated	25.9
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2021 — April 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	896.90	1,021.24	3.50	3.73	0.74
Advisor Class	1,000.00	1,000.00	897.60	1,022.24	2.55	2.72	0.54
Class C	1,000.00	1,000.00	894.70	1,018.75	5.86	6.24	1.24
Institutional Class	1,000.00	1,000.00	897.90	1,022.24	2.56	2.72	0.54
Institutional 2 Class	1,000.00	1,000.00	897.80	1,022.34	2.46	2.62	0.52
Institutional 3 Class	1,000.00	1,000.00	897.80	1,022.59	2.22	2.37	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	5

Portfolio of Investments
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Commercial Mortgage-Backed Securities - Agency 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Certificates
Series ML10 Class ACA (FHLMC)
06/25/2038	2.046%	2,482,214	2,062,182
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,577,015)			2,062,182

Floating Rate Notes 0.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.0%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.300%	100,000	100,000
Total Floating Rate Notes (Cost $100,000)			100,000

Municipal Bonds 101.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.0%
City of Fresno Airport(c)
Refunding Revenue Bonds
Series 2013B (BAM)
07/01/2028	5.000%	500,000	512,358
07/01/2030	5.125%	1,050,000	1,076,833
City of Los Angeles Department of Airports(c)
Refunding Revenue Bonds
Subordinated Series 2019A
05/15/2049	5.000%	5,000,000	5,310,964
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2017
05/15/2041	5.000%	1,500,000	1,569,905
Subordinated Series 2018
05/15/2048	5.250%	3,000,000	3,211,203
Senior Series 2020C
05/15/2050	4.000%	4,000,000	3,890,894
Subordinated Series 2018C
05/15/2044	5.000%	2,000,000	2,115,354
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2041	5.000%	5,500,000	5,857,442
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y Mineta San Jose International Airport SJC(c)
Refunding Revenue Bonds
Series 2021A (BAM)
03/01/2032	5.000%	2,000,000	2,192,692
03/01/2033	5.000%	1,300,000	1,422,070
Norman Y. Mineta San Jose International Airport(c)
Refunding Revenue Bonds
Series 2017A
03/01/2047	5.000%	3,000,000	3,119,575
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
SFO Fuel Co., LLC
Series 2019
01/01/2047	5.000%	1,000,000	1,056,676
Revenue Bonds
San Francisco International Airport
Series 2016
05/01/2041	5.000%	1,305,000	1,362,826
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	6,000,000	6,175,070
Total			38,873,862
Charter Schools 6.3%
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,223,460
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,300,000	2,169,434
California Infrastructure & Economic Development Bank(d),(e)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	39,900,000	2,864,900
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	872,856
06/15/2049	5.000%	1,400,000	1,401,126
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	1,600,000	1,633,283
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	769,068
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,080,495
07/01/2045	5.000%	1,705,000	1,732,628
Aspire Public Schools
Series 2020A
08/01/2059	5.000%	3,120,000	3,154,753
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	779,922
06/01/2061	4.000%	2,890,000	2,134,421
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,553,089
Series 2018
08/01/2048	5.000%	1,750,000	1,791,527
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,018,801
Series 2015A
07/01/2045	5.000%	1,000,000	1,019,454
Kipp SoCal Public Schools
Series 2019A
07/01/2049	5.000%	1,000,000	1,029,807
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,054,902
07/01/2046	6.375%	155,000	163,510
Santa Clarita Valley International School Project
Series 2021
06/01/2051	4.000%	750,000	631,301
06/01/2061	4.000%	1,175,000	944,734
California School Finance Authority(d),(f)
Revenue Bonds
Aspire Public School
Series 2022
08/01/2061	5.000%	4,000,000	4,040,118
Total			35,063,589
Higher Education 5.1%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2047	5.000%	4,250,000	4,539,050
Series 2018-A
12/01/2044	5.000%	2,000,000	2,130,918
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of the Pacific
Series 2015
11/01/2036	5.000%	2,000,000	2,130,972
Revenue Bonds
Chapman University
Series 2015
04/01/2040	5.000%	2,500,000	2,631,670
California Municipal Finance Authority
Refunding Revenue Bonds
Biola University
Series 2017
10/01/2039	5.000%	1,000,000	1,064,193
California Lutheran University
Series 2018
10/01/2038	5.000%	300,000	322,501
Revenue Bonds
Biola University
Series 2013
10/01/2042	5.000%	2,360,000	2,410,808
National University
Series 2019A
04/01/2040	5.000%	1,000,000	1,094,998
04/01/2041	5.000%	2,000,000	2,187,319
California Public Finance Authority(d)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	3,000,000	3,285,215
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,129,419
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,440,766
11/01/2043	5.875%	1,875,000	1,930,176
Total			28,298,005
Hospital 16.8%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	5,000,000	5,277,463
Marshal Medical Center
Series 2020
11/01/2040	4.000%	1,000,000	990,558
11/01/2050	5.000%	2,000,000	2,213,517
PIH Health
Series 2020A
06/01/2050	4.000%	4,500,000	4,283,992

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	7,805,639
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,334,205
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	6,915,026
Subordinated Series 2020A-2
11/01/2051	4.000%	5,195,000	5,043,428
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	2,000,000	2,000,593
02/01/2047	5.000%	2,000,000	2,173,546
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	4,800,254
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,272,268
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	5,014,769
03/01/2048	5.000%	5,000,000	5,411,856
Adventist Health System West
Series 2015
03/01/2035	5.000%	3,850,000	4,153,249
John Muir Health
Series 2018A
12/01/2053	5.000%	700,000	763,758
Redlands Community Hospital OB
Series 2016
10/01/2046	5.000%	1,000,000	1,069,915
Revenue Bonds
Emanate Health
Series 2020A
04/01/2045	4.000%	1,000,000	966,031
Green - Marin General Hospital Project
Series 2018
08/01/2038	5.000%	475,000	511,618
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,747,487
Methodist Hospital of Southern California
Series 2018
01/01/2048	5.000%	7,500,000	7,998,349
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,175,822
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	3,014,690
Regents of the University of California Medical Center(f)
Revenue Bonds
Series 2022P
05/15/2053	4.000%	7,500,000	7,304,567
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2036	5.000%	500,000	550,938
07/01/2048	4.000%	500,000	503,769
Total			93,297,307
Human Service Provider 1.0%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,128,349
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,684,906
Total			5,813,255
Local Appropriation 0.7%
City of Modesto
Certificate of Participation
Community Center Refinancing Project
Series 1993A (AMBAC)
11/01/2023	5.000%	575,000	569,632
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2043	4.000%	1,500,000	1,508,038

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,074,690
Total			4,152,360
Local General Obligation 12.3%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	859,725
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,310,768
Series 2021B
08/01/2046	3.000%	3,175,000	2,628,743
08/01/2050	2.375%	3,000,000	2,024,943
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,235,735
Chaffey Joint Union High School District(e)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	321,400
08/01/2035	0.000%	660,000	406,105
08/01/2036	0.000%	1,000,000	588,500
Chino Valley Unified School District
Limited General Obligation Bonds
Series 2020B
08/01/2055	5.000%	1,000,000	1,104,296
Coast Community College District(e)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	954,210
08/01/2043	0.000%	7,250,000	2,951,385
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,543,754
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2029	0.000%	1,650,000	1,235,210
08/01/2030	0.000%	1,000,000	708,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Series 2019C
08/01/2049	4.000%	1,500,000	1,480,945
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	2,010,000	2,084,821
El Monte Union High School District
Unlimited General Obligation Bonds
Series 2019A
06/01/2044	4.000%	2,750,000	2,753,315
El Monte Union High School District(e)
Unlimited General Obligation Bonds
Series 2021E
06/01/2046	0.000%	2,765,000	1,030,542
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,860,234
08/01/2038	3.000%	5,615,000	5,068,214
Fresno Unified School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2045	4.000%	1,000,000	1,001,022
Glendale Community College District(e)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	557,024
02/01/2045	0.000%	1,250,000	435,300
Long Beach Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2045	4.000%	725,000	727,638
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,007,203
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2035	5.000%	1,250,000	1,411,467
07/01/2044	4.000%	3,000,000	3,011,709
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	3,754,728

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,457,415
08/01/2033	0.000%	2,000,000	1,347,781
Mount San Antonio Community College District(e)
Unlimited General Obligation Bonds
Election of 2008
Series 2021E
08/01/2046	0.000%	8,230,000	2,967,968
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	680,193
08/01/2034	0.000%	1,610,000	1,046,173
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,745,396
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,166,773
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,336,264
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,577,736
Simi Valley Unified School District
Refunding Certificate of Participation
Capital Improvement Projects
Series 1998 (AMBAC)
08/01/2022	5.250%	235,000	235,392
Val Verde Unified School District
Unlimited General Obligation Bonds
Series 2020A (BAM)
08/01/2046	4.000%	700,000	693,383
Total			68,311,950
Multi-Family 10.6%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	2,593,753
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mira Vista Hills Apartments
Series 2021
02/01/2056	4.000%	4,000,000	3,272,635
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	3,317,406
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	4,625,108	4,750,826
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	4,483,872	4,483,627
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	988,723
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,275,653
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,591,473
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,015,125
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	4,000,000	3,163,352
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	4,000,000	3,146,269
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	2,000,000	1,536,672
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,809,523
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,548,980

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,419,179
12/01/2056	4.000%	1,000,000	749,214
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,599,271
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,482,164
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,510,636
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,484,097
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	3,000,000	2,229,575
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,383,217
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	1,051,415
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,851,037
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,723,523
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	4,135,107
Total			59,112,452
Municipal Power 3.4%
City of Vernon Electric System(f)
Refunding Revenue Bonds
Series 2022A
08/01/2040	5.000%	365,000	388,038
08/01/2041	5.000%	420,000	445,762
Guam Power Authority(f),(g)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	3,000,000	3,142,934
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Electric Power Authority(g),(h)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	5,465,000	5,246,400
Series 2012A
07/01/2042	0.000%	4,250,000	4,058,750
Turlock Irrigation District
Refunding Revenue Bonds
Series 2020
01/01/2039	5.000%	2,000,000	2,250,013
01/01/2041	5.000%	3,130,000	3,506,826
Total			19,038,723
Other Bond Issue 1.1%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,070,840
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Series 2019-ML05
11/25/2033	3.350%	3,850,106	3,834,067
Total			5,904,907
Ports 0.9%
Port of Los Angeles(c)
Refunding Revenue Bonds
Series 2014A
08/01/2044	5.000%	5,000,000	5,170,887
Prepaid Gas 0.2%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,246,015
Recreation 0.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Los Angeles County Museum of Natural History
Series 2020
07/01/2050	4.000%	1,500,000	1,471,141
Refunded / Escrowed 8.5%
California Health Facilities Financing Authority
Prerefunded 07/01/23 Revenue Bonds
St. Joseph Health System
Series 2013A
07/01/2037	5.000%	2,000,000	2,065,243
California Municipal Finance Authority
Prerefunded 02/01/25 Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2040	5.000%	2,000,000	2,137,199

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(d)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2041	5.000%	150,000	161,711
California State Public Works Board
Prerefunded 11/01/22 Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2037	5.000%	6,825,000	6,941,153
California Statewide Communities Development Authority
Prerefunded 07/01/24 Revenue Bonds
Huntington Memorial Hospital
Series 2014B
07/01/2044	5.000%	1,000,000	1,054,229
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2043	5.250%	3,120,000	3,325,034
Prerefunded 12/01/23 Revenue Bonds
Covenant Retirement Communities, Inc.
Series 2013
12/01/2036	5.625%	2,000,000	2,101,859
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2030	5.000%	2,500,000	2,529,462
09/01/2038	5.000%	625,000	632,366
City of La Verne
Prerefunded 05/15/22 Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2036	5.000%	1,100,000	1,112,373
City of Pomona
Refunding Revenue Bonds
Series 1990B Escrowed to Maturity (GNMA / FHLMC)
08/01/2023	7.500%	170,000	176,890
City of Redding Electric System(i)
Revenue Bonds
Series 1992 Escrowed to Maturity (NPFGC)
07/01/2022	11.316%	55,000	55,966
City of Vernon Electric System
Prerefunded 08/01/22 Revenue Bonds
Series 2012A
08/01/2030	5.000%	1,000,000	1,008,625
Corona-Norco Unified School District
Prerefunded 09/01/23 Special Tax Bonds
Community Facilities District #98-1
Series 2013
09/01/2032	5.000%	1,300,000	1,348,381
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,341,971
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	672,394
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/22 Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	4,000,000	4,011,352
06/01/2047	5.250%	1,500,000	1,504,547
Series 2018A-2
06/01/2047	5.000%	6,900,000	6,920,681
Oakland Unified School District/Alameda County
Prerefunded 08/01/25 Unlimited General Obligation Bonds
Series 2015A
08/01/2040	5.000%	1,000,000	1,081,324
Riverside Community College District(e)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	437,117
08/01/2031	0.000%	1,000,000	691,493
Riverside County Transportation Commission
Prerefunded 06/01/23 Revenue Bonds
Senior Lien
Series 2013A
06/01/2048	5.750%	1,500,000	1,557,819
Riverside County Transportation Commission(e)
Revenue Bonds
Senior Lien
Series 2013 Escrowed to Maturity
06/01/2029	0.000%	1,235,000	1,002,130
San Joaquin Hills Transportation Corridor Agency
Prerefunded 01/15/25 Revenue Bonds
Senior Lien
Series 2014A
01/15/2044	5.000%	3,000,000	3,199,012
Total			47,070,331
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 4.7%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2039	5.000%	2,565,000	2,741,700
07/01/2044	5.000%	700,000	745,969
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,520,772
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	1,953,775
10/01/2049	4.000%	2,500,000	2,427,963
Paradise Valley Estates Project
Series 2019
01/01/2043	5.000%	3,000,000	3,293,968
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2046	5.000%	1,000,000	998,577
11/15/2056	5.000%	1,000,000	980,633
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2049	5.375%	1,885,000	1,846,557
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,290,054
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,770,922
04/01/2047	5.000%	250,000	268,170
Series 2021
04/01/2046	3.000%	1,000,000	818,526
04/01/2051	3.000%	1,250,000	987,280
Revenue Bonds
Eskaton Properties, Inc.
Series 2012
11/15/2034	5.250%	1,250,000	1,259,132
Total			25,903,998
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 3.4%
Commonwealth of Puerto Rico(e),(g)
Revenue Notes
Subordinated Series 2022
11/01/2043	0.000%	924,532	480,757
Puerto Rico Sales Tax Financing Corp.(e),(g)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	37,900,000	10,641,607
Puerto Rico Sales Tax Financing Corp.(g)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	6,000,000	6,149,760
San Joaquin County Transportation Authority
Revenue Bonds
Measure K
Series 2019
03/01/2039	5.000%	1,500,000	1,653,708
Total			18,925,832
Special Non Property Tax 0.4%
Puerto Rico Highway & Transportation Authority(g),(h)
Revenue Bonds
Series 2007M
07/01/2046	0.000%	555,000	333,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	2,780,000	1,668,000
Total			2,001,000
Special Property Tax 6.3%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	1,145,000	1,148,097
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	535,000	536,436
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2030	5.000%	1,000,000	1,095,975
Cerritos Public Financing Authority
Tax Allocation Bonds
Los Coyotes Redevelopment Project Loan
Series 1993A (AMBAC)
11/01/2023	6.500%	2,000,000	2,097,184

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,612,868
09/01/2036	5.000%	2,435,000	2,584,994
City of Carson
Special Assessment Bonds
Assessment District No. 92-1
Series 1992
09/02/2022	7.375%	15,000	15,232
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	777,829
09/01/2051	4.000%	865,000	770,601
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	776,262
09/01/2044	5.000%	1,025,000	1,058,038
City of Yucaipa
Refunding Special Tax Bonds
Community Facilities District No. 98-1
Series 2011
09/01/2030	5.375%	1,500,000	1,506,260
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	1,315,000	1,387,840
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Series 1998A (AMBAC)
05/01/2023	5.250%	530,000	541,670
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,204,202
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2038	4.000%	275,000	274,151
09/01/2040	4.000%	690,000	675,634
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,050,121
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mountain View Shoreline Regional Park Community
Tax Allocation Bonds
Series 2011A
08/01/2035	5.625%	1,300,000	1,303,052
08/01/2040	5.750%	2,000,000	2,004,877
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	1,974,509
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B (BAM)
09/01/2035	5.000%	1,400,000	1,494,272
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,048,485
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,254,134
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2045	5.000%	1,000,000	1,082,517
10/01/2049	5.000%	1,000,000	1,079,359
Total			35,354,599
State Appropriated 2.5%
California State Public Works Board
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2035	5.000%	3,750,000	4,279,705
Revenue Bonds
Judicial Council Projects
Series 2013A
03/01/2038	5.000%	2,500,000	2,554,481
Series 2014B
10/01/2039	5.000%	1,000,000	1,050,770
Various Capital Projects
Series 2020B
03/01/2045	4.000%	1,875,000	1,880,822
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	3,895,000	4,086,624
Total			13,852,402

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 2.9%
Commonwealth of Puerto Rico(e),(g)
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	95,247	86,601
Commonwealth of Puerto Rico(g)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	595,264	650,116
07/01/2033	4.000%	185,161	171,709
07/01/2035	4.000%	166,435	153,853
07/01/2037	4.000%	142,845	128,344
07/01/2041	4.000%	194,215	174,429
07/01/2046	4.000%	641,981	562,294
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,308,838
Various Purpose - Bid Group A
Series 2018
10/01/2048	5.000%	10,000,000	10,879,739
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,005
Total			16,117,928
Tobacco 2.9%
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,159,966
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	1,884,275
Golden State Tobacco Securitization Corp.(e)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	4,306,264
Tobacco Securitization Authority of Northern California(e)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	779,776
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2048	5.000%	4,890,000	5,048,520
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,217,819
Total			16,396,620
Turnpike / Bridge / Toll Road 2.1%
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,280,919
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,071,680
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2046	4.000%	525,000	499,137
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,320,523
06/01/2033	0.000%	2,940,000	1,798,206
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	941,684
Total			11,912,149
Water & Sewer 1.8%
City of Riverside Sewer
Refunding Revenue Bonds
Series 2015A
08/01/2040	5.000%	3,185,000	3,373,365
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2041	5.000%	2,000,000	2,133,711
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Series 2020A (BAM)
12/01/2055	4.000%	4,500,000	4,506,330
Total			10,013,406
Total Municipal Bonds (Cost $602,009,271)			563,357,618

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Money Market Funds 1.6%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.318%(j)	262,882	262,855
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(j)	8,569,003	8,569,003
Total Money Market Funds (Cost $8,831,875)		8,831,858
Total Investments in Securities (Cost: $613,518,161)		574,351,658
Other Assets & Liabilities, Net		(17,515,924)
Net Assets		556,835,734
At April 30, 2022, securities and/or cash totaling $857,199 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(458)	06/2022	USD	(54,573,562)	1,326,929	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $88,665,301, which represents 15.92% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2022, the total value of these securities amounted to $33,648,554, which represents 6.04% of total net assets.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2022, the total value of these securities amounted to $11,361,050, which represents 2.04% of total net assets.
(i)	Inverse floating rate security issued by a tender option bond (TOB) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust. The interest rate shown was the current rate as of April 30, 2022.
(j)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
ACA	ACA Financial Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Commercial Mortgage-Backed Securities - Agency	—	2,062,182	—	2,062,182
Floating Rate Notes	—	100,000	—	100,000
Municipal Bonds	—	563,357,618	—	563,357,618
Money Market Funds	8,831,858	—	—	8,831,858
Total Investments in Securities	8,831,858	565,519,800	—	574,351,658
Investments in Derivatives
Asset
Futures Contracts	1,326,929	—	—	1,326,929
Total	10,158,787	565,519,800	—	575,678,587
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	17

Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $613,518,161)	$574,351,658
Cash	16,751
Margin deposits on:
Futures contracts	857,199
Receivable for:
Investments sold	14,330
Capital shares sold	2,486,138
Interest	6,361,011
Variation margin for futures contracts	93,031
Expense reimbursement due from Investment Manager	376
Prepaid expenses	5,585
Trustees’ deferred compensation plan	133,712
Total assets	584,319,791
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	15,507,148
Capital shares purchased	10,214,268
Distributions to shareholders	1,511,150
Management services fees	7,141
Distribution and/or service fees	1,924
Transfer agent fees	43,989
Compensation of board members	42,567
Other expenses	22,158
Trustees’ deferred compensation plan	133,712
Total liabilities	27,484,057
Net assets applicable to outstanding capital stock	$556,835,734
Represented by
Paid in capital	600,743,289
Total distributable earnings (loss)	(43,907,555)
Total - representing net assets applicable to outstanding capital stock	$556,835,734
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
April 30, 2022 (Unaudited)
Class A
Net assets	$291,639,436
Shares outstanding	10,625,459
Net asset value per share	$27.45
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$28.30
Advisor Class
Net assets	$6,153,023
Shares outstanding	223,995
Net asset value per share	$27.47
Class C
Net assets	$16,298,098
Shares outstanding	593,784
Net asset value per share	$27.45
Institutional Class
Net assets	$232,329,285
Shares outstanding	8,461,151
Net asset value per share	$27.46
Institutional 2 Class
Net assets	$2,220,773
Shares outstanding	80,767
Net asset value per share	$27.50
Institutional 3 Class
Net assets	$8,195,119
Shares outstanding	296,899
Net asset value per share	$27.60
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	19

Statement of Operations
Six Months Ended April 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,945
Interest	11,268,654
Total income	11,271,599
Expenses:
Management services fees	1,562,889
Distribution and/or service fees
Class A	390,586
Class C	85,743
Transfer agent fees
Class A	125,413
Advisor Class	2,231
Class C	7,110
Institutional Class	120,978
Institutional 2 Class	776
Institutional 3 Class	334
Compensation of board members	12,929
Custodian fees	6,484
Printing and postage fees	10,549
Registration fees	9,043
Audit fees	14,629
Legal fees	8,139
Interest on interfund lending	1,071
Compensation of chief compliance officer	80
Other	8,867
Total expenses	2,367,851
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(46,334)
Fees waived by distributor
Class A	(57,665)
Class C	(19,710)
Total net expenses	2,244,142
Net investment income	9,027,457
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,121,451)
Futures contracts	(811,589)
Swap contracts	55,000
Net realized loss	(2,878,040)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(76,064,417)
Futures contracts	1,307,001
Net change in unrealized appreciation (depreciation)	(74,757,416)
Net realized and unrealized loss	(77,635,456)
Net decrease in net assets resulting from operations	$(68,607,999)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations
Net investment income	$9,027,457	$16,662,541
Net realized loss	(2,878,040)	(385,543)
Net change in unrealized appreciation (depreciation)	(74,757,416)	6,159,439
Net increase (decrease) in net assets resulting from operations	(68,607,999)	22,436,437
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,115,101)	(9,312,102)
Advisor Class	(96,960)	(166,820)
Class C	(242,784)	(504,032)
Institutional Class	(5,240,614)	(8,784,913)
Institutional 2 Class	(42,429)	(75,158)
Institutional 3 Class	(174,835)	(280,494)
Total distributions to shareholders	(10,912,723)	(19,123,519)
Increase (decrease) in net assets from capital stock activity	(113,493,268)	117,508,991
Total increase (decrease) in net assets	(193,013,990)	120,821,909
Net assets at beginning of period	749,849,724	629,027,815
Net assets at end of period	$556,835,734	$749,849,724
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2022 (Unaudited)		October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	502,818	15,128,103	1,669,589	52,579,109
Distributions reinvested	145,508	4,349,389	249,597	7,839,033
Redemptions	(1,164,017)	(34,250,710)	(1,471,663)	(46,235,237)
Net increase (decrease)	(515,691)	(14,773,218)	447,523	14,182,905
Advisor Class
Subscriptions	71,055	2,023,539	152,743	4,820,360
Distributions reinvested	3,236	96,797	5,297	166,515
Redemptions	(56,634)	(1,686,830)	(97,724)	(3,075,946)
Net increase	17,657	433,506	60,316	1,910,929
Class C
Subscriptions	56,844	1,698,287	80,679	2,533,992
Distributions reinvested	7,135	213,522	14,047	441,031
Redemptions	(108,119)	(3,196,499)	(228,115)	(7,181,925)
Net decrease	(44,140)	(1,284,690)	(133,389)	(4,206,902)
Institutional Class
Subscriptions	1,195,333	36,151,115	4,891,749	154,009,974
Distributions reinvested	99,996	2,988,605	163,010	5,122,037
Redemptions	(4,538,252)	(135,580,950)	(1,794,004)	(56,291,837)
Net increase (decrease)	(3,242,923)	(96,441,230)	3,260,755	102,840,174
Institutional 2 Class
Subscriptions	1,399	43,945	30,507	955,518
Distributions reinvested	1,412	42,274	2,379	74,866
Redemptions	(10,847)	(322,244)	(17,998)	(566,540)
Net increase (decrease)	(8,036)	(236,025)	14,888	463,844
Institutional 3 Class
Subscriptions	90,560	2,697,989	121,159	3,832,501
Distributions reinvested	5,810	174,670	8,867	280,073
Redemptions	(139,910)	(4,064,270)	(56,741)	(1,794,533)
Net increase (decrease)	(43,540)	(1,191,611)	73,285	2,318,041
Total net increase (decrease)	(3,836,673)	(113,493,268)	3,723,378	117,508,991
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

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Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 4/30/2022 (Unaudited)	$31.08	0.38	(3.55)	(3.17)	(0.38)	(0.08)	(0.46)
Year Ended 10/31/2021	$30.83	0.74	0.37	1.11	(0.74)	(0.12)	(0.86)
Year Ended 10/31/2020	$31.12	0.81	0.01(g)	0.82	(0.81)	(0.30)	(1.11)
Year Ended 10/31/2019	$29.49	1.00	1.71	2.71	(1.00)	(0.08)	(1.08)
Year Ended 10/31/2018	$30.87	1.08	(1.26)	(0.18)	(1.04)	(0.16)	(1.20)
Year Ended 10/31/2017	$31.74	1.12	(0.67)	0.45	(1.12)	(0.20)	(1.32)
Advisor Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$31.11	0.41	(3.56)	(3.15)	(0.41)	(0.08)	(0.49)
Year Ended 10/31/2021	$30.86	0.80	0.37	1.17	(0.80)	(0.12)	(0.92)
Year Ended 10/31/2020	$31.14	0.89	0.01(g)	0.90	(0.88)	(0.30)	(1.18)
Year Ended 10/31/2019	$29.50	1.04	1.72	2.76	(1.04)	(0.08)	(1.12)
Year Ended 10/31/2018	$30.88	1.16	(1.26)	(0.10)	(1.12)	(0.16)	(1.28)
Year Ended 10/31/2017	$31.75	1.16	(0.63)	0.53	(1.20)	(0.20)	(1.40)
Class C(c)
Six Months Ended 4/30/2022 (Unaudited)	$31.08	0.31	(3.55)	(3.24)	(0.31)	(0.08)	(0.39)
Year Ended 10/31/2021	$30.83	0.58	0.37	0.95	(0.58)	(0.12)	(0.70)
Year Ended 10/31/2020	$31.12	0.67	0.01(g)	0.68	(0.67)	(0.30)	(0.97)
Year Ended 10/31/2019	$29.49	0.84	1.71	2.55	(0.84)	(0.08)	(0.92)
Year Ended 10/31/2018	$30.87	0.92	(1.22)	(0.30)	(0.92)	(0.16)	(1.08)
Year Ended 10/31/2017	$31.75	0.96	(0.68)	0.28	(0.96)	(0.20)	(1.16)
Institutional Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$31.09	0.41	(3.55)	(3.14)	(0.41)	(0.08)	(0.49)
Year Ended 10/31/2021	$30.85	0.80	0.36	1.16	(0.80)	(0.12)	(0.92)
Year Ended 10/31/2020	$31.13	0.88	0.02(g)	0.90	(0.88)	(0.30)	(1.18)
Year Ended 10/31/2019	$29.50	1.08	1.67	2.75	(1.04)	(0.08)	(1.12)
Year Ended 10/31/2018	$30.88	1.12	(1.22)	(0.10)	(1.12)	(0.16)	(1.28)
Year Ended 10/31/2017	$31.76	1.20	(0.68)	0.52	(1.20)	(0.20)	(1.40)
Institutional 2 Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$31.14	0.42	(3.57)	(3.15)	(0.41)	(0.08)	(0.49)
Year Ended 10/31/2021	$30.89	0.81	0.37	1.18	(0.81)	(0.12)	(0.93)
Year Ended 10/31/2020	$31.18	0.90	0.00(g),(j)	0.90	(0.89)	(0.30)	(1.19)
Year Ended 10/31/2019	$29.54	1.00	1.80	2.80	(1.08)	(0.08)	(1.16)
Year Ended 10/31/2018	$30.92	1.16	(1.22)	(0.06)	(1.16)	(0.16)	(1.32)
Year Ended 10/31/2017	$31.80	1.20	(0.68)	0.52	(1.20)	(0.20)	(1.40)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 4/30/2022 (Unaudited)	$27.45	(10.31%)	0.78%(d),(e)	0.74%(d),(e)	2.55%(d)	12%	$291,639
Year Ended 10/31/2021	$31.08	3.61%	0.80%	0.74%(f)	2.35%	14%	$346,280
Year Ended 10/31/2020	$30.83	2.69%	0.81%	0.78%(f)	2.64%	30%	$329,728
Year Ended 10/31/2019	$31.12	9.31%	0.82%(e)	0.80%(e),(f)	3.26%	37%	$347,854
Year Ended 10/31/2018	$29.49	(0.62%)	0.82%	0.82%(f)	3.52%	13%	$323,725
Year Ended 10/31/2017	$30.87	1.49%	0.82%(h)	0.81%(f),(h)	3.61%	17%	$339,354
Advisor Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$27.47	(10.24%)	0.55%(d),(e)	0.54%(d),(e)	2.75%(d)	12%	$6,153
Year Ended 10/31/2021	$31.11	3.82%	0.55%	0.54%(f)	2.55%	14%	$6,418
Year Ended 10/31/2020	$30.86	3.03%	0.56%	0.54%(f)	2.88%	30%	$4,506
Year Ended 10/31/2019	$31.14	9.59%	0.57%(e)	0.54%(e),(f)	3.37%	37%	$6,206
Year Ended 10/31/2018	$29.50	(0.38%)	0.57%	0.57%(f)	3.76%	13%	$1,363
Year Ended 10/31/2017	$30.88	1.75%	0.57%	0.56%(f)	3.82%	17%	$3,231
Class C(c)
Six Months Ended 4/30/2022 (Unaudited)	$27.45	(10.53%)	1.46%(d),(e)	1.24%(d),(e)	2.04%(d)	12%	$16,298
Year Ended 10/31/2021	$31.08	3.09%	1.55%	1.24%(f)	1.86%	14%	$19,828
Year Ended 10/31/2020	$30.83	2.22%	1.56%	1.24%(f),(i)	2.19%	30%	$23,783
Year Ended 10/31/2019	$31.12	8.82%	1.57%(e)	1.25%(e),(f),(i)	2.82%	37%	$31,410
Year Ended 10/31/2018	$29.49	(1.07%)	1.57%	1.27%(f),(i)	3.07%	13%	$35,145
Year Ended 10/31/2017	$30.87	1.03%	1.57%(h)	1.26%(f),(h),(i)	3.16%	17%	$46,521
Institutional Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$27.46	(10.21%)	0.55%(d),(e)	0.54%(d),(e)	2.71%(d)	12%	$232,329
Year Ended 10/31/2021	$31.09	3.78%	0.55%	0.54%(f)	2.54%	14%	$363,917
Year Ended 10/31/2020	$30.85	3.00%	0.56%	0.54%(f)	2.87%	30%	$260,443
Year Ended 10/31/2019	$31.13	9.58%	0.57%(e)	0.55%(e),(f)	3.49%	37%	$192,055
Year Ended 10/31/2018	$29.50	(0.37%)	0.57%	0.57%(f)	3.77%	13%	$143,156
Year Ended 10/31/2017	$30.88	1.74%	0.57%(h)	0.56%(f),(h)	3.86%	17%	$120,839
Institutional 2 Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$27.50	(10.22%)	0.53%(d),(e)	0.52%(d),(e)	2.76%(d)	12%	$2,221
Year Ended 10/31/2021	$31.14	3.83%	0.54%	0.52%	2.57%	14%	$2,765
Year Ended 10/31/2020	$30.89	2.89%	0.54%	0.52%	2.92%	30%	$2,283
Year Ended 10/31/2019	$31.18	9.59%	0.56%(e)	0.53%(e)	3.29%	37%	$3,302
Year Ended 10/31/2018	$29.54	(0.21%)	0.56%	0.55%	3.80%	13%	$196
Year Ended 10/31/2017	$30.92	1.75%	0.55%(h)	0.53%(h)	3.95%	17%	$78
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	25

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$31.26	0.43	(3.59)	(3.16)	(0.42)	(0.08)	(0.50)
Year Ended 10/31/2021	$31.01	0.82	0.38	1.20	(0.83)	(0.12)	(0.95)
Year Ended 10/31/2020	$31.29	0.91	0.02(g)	0.93	(0.91)	(0.30)	(1.21)
Year Ended 10/31/2019	$29.65	1.08	1.72	2.80	(1.08)	(0.08)	(1.16)
Year Ended 10/31/2018	$31.03	1.16	(1.22)	(0.06)	(1.16)	(0.16)	(1.32)
Year Ended 10/31/2017(k)	$30.52	0.80	0.51(g)	1.31	(0.80)	—	(0.80)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(h)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Class C	Institutional Class	Institutional 2 Class
10/31/2017	0.01%	0.01%	0.01%	0.01%

(i)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	10/31/2020	10/31/2019	10/31/2018	10/31/2017
Class C	0.25%	0.30%	0.30%	0.30%

(j)	Rounds to zero.
(k)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$27.60	(10.22%)	0.48%(d),(e)	0.47%(d),(e)	2.81%(d)	12%	$8,195
Year Ended 10/31/2021	$31.26	3.88%	0.48%	0.47%	2.62%	14%	$10,641
Year Ended 10/31/2020	$31.01	3.07%	0.49%	0.47%	2.94%	30%	$8,284
Year Ended 10/31/2019	$31.29	9.63%	0.50%(e)	0.48%(e)	3.55%	37%	$6,648
Year Ended 10/31/2018	$29.65	(0.28%)	0.50%	0.50%	3.85%	13%	$3,905
Year Ended 10/31/2017(k)	$31.03	4.34%	0.52%(d)	0.51%(d)	3.93%(d)	17%	$3,187
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	27

Notes to Financial Statements
April 30, 2022 (Unaudited)
Note 1. Organization
Columbia Strategic California Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
28	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other
30	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to hedge the portfolio risk associated with some or all of the Fund’s securities.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,326,929*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Interest rate risk	(811,589)	55,000	(756,589)

Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,307,001
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	50,513,110

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Interest rate swap contracts	1,900	(9,674)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2022.
**	Based on the ending daily outstanding amounts for the six months ended April 30, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
32	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2022 was 0.45% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective March 1, 2022, the Distributor has reduced the service fee for Class A shares to 0.20% annually of the average daily net assets attributable to Class A shares. Prior to March 1, 2022, the Distributor contractually waived a portion of the service fee for Class A shares so that the service fee did not exceed 0.20% annually of the average daily net assets attributable to Class A shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
34	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Effective March 1, 2022, the Distributor has reduced the distribution fee for Class C shares to 0.45% annually of the average daily net assets attributable to Class C shares. Prior to March 1, 2022, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	39,462
Class C	—	1.00(b)	266

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2022 through February 28, 2023	Prior to March 1, 2022
Class A	0.74%	0.79%
Advisor Class	0.54	0.54
Class C	1.24	1.54
Institutional Class	0.54	0.54
Institutional 2 Class	0.52	0.52
Institutional 3 Class	0.47	0.47
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to March 1, 2022, Class A and Class C distribution fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
613,518,000	8,312,000	(46,151,000)	(37,839,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $80,074,248 and $137,796,677, respectively, for the six months ended April 30, 2022, of which $0 and $12,912, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	63,500,000	0.61	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a
36	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended April 30, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
38	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At April 30, 2022, one unaffiliated shareholder of record owned 20.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 33.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Strategic California Municipal Income Fund | Semiannual Report 2022	39

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
40	Columbia Strategic California Municipal Income Fund | Semiannual Report 2022

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Columbia Strategic California Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR123_10_M01_(06/22)

SemiAnnual Report
April 30, 2022 (Unaudited)
Columbia Massachusetts Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Massachusetts Intermediate Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2012
Douglas Rangel, CFA
Co-Portfolio Manager
Managed the Fund since June 2022
Anders Myhran, CFA*
Co-Portfolio Manager
Managed Fund since 2019
Prior to June 15, 2022, Deborah Vargo served as a Portfolio Manager of the Fund.
* Anders Myhran has announced that he plans to retire from the Investment Manager  effective September 30, 2022. Until then, Mr. Myhran will continue to serve as Co-Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended April 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/09/02	-7.39	-7.49	0.79	1.29
	Including sales charges		-10.19	-10.26	0.17	0.98
Advisor Class*		03/19/13	-7.28	-7.27	1.04	1.55
Class C	Excluding sales charges	12/09/02	-7.51	-7.91	0.33	0.85
	Including sales charges		-8.42	-8.81	0.33	0.85
Institutional Class		06/14/93	-7.18	-7.26	1.04	1.55
Institutional 2 Class*		03/01/16	-7.23	-7.20	1.10	1.59
Institutional 3 Class*		03/01/17	-7.19	-7.12	1.16	1.61
Class V	Excluding sales charges	06/26/00	-7.34	-7.40	0.89	1.40
	Including sales charges		-11.76	-11.77	-0.09	0.90
Bloomberg 3-15 Year Blend Municipal Bond Index			-7.17	-7.28	1.62	2.21
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Effective August 24, 2021, the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index was re-branded as the Bloomberg 3–15 Year Blend Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2022)
AAA rating	3.6
AA rating	53.6
A rating	22.6
BBB rating	16.7
BB rating	3.0
Not rated	0.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2021 — April 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	926.10	1,020.94	3.84	4.03	0.80
Advisor Class	1,000.00	1,000.00	927.20	1,022.19	2.64	2.77	0.55
Class C	1,000.00	1,000.00	924.90	1,018.70	6.00	6.29	1.25
Institutional Class	1,000.00	1,000.00	928.20	1,022.19	2.64	2.77	0.55
Institutional 2 Class	1,000.00	1,000.00	927.70	1,022.44	2.40	2.52	0.50
Institutional 3 Class	1,000.00	1,000.00	928.10	1,022.69	2.16	2.27	0.45
Class V	1,000.00	1,000.00	926.60	1,021.44	3.36	3.53	0.70
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.7%
Massachusetts Port Authority(a)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,071,614
Series 2021B
07/01/2038	5.000%	850,000	932,690
Revenue Bonds
Series 2019C
07/01/2027	5.000%	1,865,000	2,035,577
07/01/2035	5.000%	2,000,000	2,164,880
Series 2021E
07/01/2038	5.000%	1,000,000	1,097,283
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	1,990,232
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	641,521
Total			9,933,797
Charter Schools 2.0%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	1,840,032
International Charter School
Series 2015
04/15/2025	5.000%	315,000	322,118
04/15/2033	5.000%	1,335,000	1,369,364
Total			3,531,514
Higher Education 21.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	646,367
Series 2022
10/01/2039	4.000%	400,000	412,550
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,137,547
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,110,728
10/01/2036	5.000%	1,140,000	1,258,753
Series 2019
10/01/2036	5.000%	1,535,000	1,701,043
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	543,475
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,610,966
01/01/2034	5.000%	1,000,000	1,072,140
Harvard University
Series 2020A
10/15/2028	5.000%	500,000	573,037
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,001	3,197,027
10/01/2028	5.000%	1,100,000	1,164,247
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	541,671
10/01/2035	5.000%	455,000	492,436
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	929,855
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,072,379
Western New England University
Series 2015
09/01/2032	5.000%	500,000	526,482
09/01/2033	5.000%	1,225,000	1,288,771
09/01/2034	5.000%	1,285,000	1,351,037
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	717,778
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	532,676
Series 2017
09/01/2037	5.000%	290,000	311,826
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	970,120
10/01/2033	5.000%	900,000	985,283
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,011,849
07/01/2036	4.000%	1,000,000	1,011,228
Boston University
Series 2019DD (Mandatory Put 04/01/24)
10/01/2042	5.000%	1,000,000	1,034,348
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,278,564
Simmons College
Series 2006H
10/01/2033	5.250%	1,000,000	1,121,382
Series 2013J
10/01/2024	5.250%	500,000	516,986
10/01/2025	5.500%	450,000	466,707
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	945,519
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,182,180
University of Massachusetts Building Authority
Revenue Bonds
Senior Lien
Series 2020-1
11/01/2032	5.000%	2,000,000	2,272,432
Total			37,989,389
Hospital 18.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berkshire Health System
Series 2021
10/01/2029	5.000%	250,000	284,195
CareGroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,231,137
Series 2016I
07/01/2033	5.000%	3,000,000	3,235,377
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,157,216
08/15/2034	5.000%	2,250,000	2,362,902
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,237,817
Series 2020
07/01/2037	5.000%	2,250,000	2,473,263
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020 (Mandatory Put 01/31/30)
07/01/2050	5.000%	4,000,000	4,524,950
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,309,028
Series 2019O
12/01/2035	5.000%	175,000	192,755
Series 2021G
07/01/2038	5.000%	225,000	247,255
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,460,762
Series 2017
07/01/2031	5.000%	1,000,000	1,083,452
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,045,825
07/01/2034	5.000%	1,500,000	1,565,525
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,072,165
07/01/2037	5.000%	1,035,000	1,125,658
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	322,161
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,077,637
Total			32,009,080
Human Service Provider 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Seven Hills Foundation
Series 2021
09/01/2039	4.000%	1,000,000	992,541
Joint Power Authority 1.4%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,111,674
Massachusetts Municipal Wholesale Electric Co.
Revenue Bonds
Project 2015A
Series 2021A
07/01/2038	4.000%	750,000	758,032
07/01/2039	4.000%	620,000	625,417
Total			2,495,123

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 1.8%
City of Worcester
Limited General Obligation Bonds
Ballpark Project
Series 2020B
02/01/2029	4.000%	415,000	441,328
02/01/2031	4.000%	495,000	521,635
Town of Sharon
Limited General Obligation Bonds
Series 2020
02/15/2029	5.000%	2,000,000	2,274,200
Total			3,237,163
Multi-Family 1.9%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,273,358
10/01/2034	5.000%	2,000,000	2,061,305
Total			3,334,663
Other Bond Issue 5.7%
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
10/01/2027	5.000%	455,000	506,142
04/01/2028	5.000%	800,000	893,844
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,062,604
05/01/2031	5.000%	1,000,000	1,063,691
Series 2017 (BAM)
05/01/2034	5.000%	500,000	549,299
05/01/2035	5.000%	500,000	548,090
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	2,756,463
04/01/2035	5.000%	2,350,000	2,588,637
Total			9,968,770
Pool / Bond Bank 1.3%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bonds
Series 2019
08/01/2038	5.000%	2,000,000	2,245,390
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 0.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,098,878
Refunded / Escrowed 6.0%
Massachusetts Clean Energy Cooperative Corp.
Prerefunded 07/01/23 Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	2,809,685
Massachusetts Development Finance Agency
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,008,149
Prerefunded 10/01/24 Revenue Bonds
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,271,007
Massachusetts State College Building Authority(b)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,356,587
Total			10,445,428
Retirement Communities 4.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,328,284
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	988,846
10/01/2039	5.000%	250,000	265,022
Massachusetts Development Finance Agency(c),(d)
Refunding Revenue Bonds
Loomis Obligated Group
Series 2022
01/01/2031	4.000%	1,500,000	1,469,048
Massachusetts Development Finance Agency(c)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,581,015

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,609,784
Massachusetts Development Finance Agency(d)
Refunding Revenue Bonds
Salem Community Corp.
Series 2022
01/01/2040	5.125%	1,000,000	1,010,171
Total			8,252,170
Sales Tax 10.3%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Sales Tax Bond
Subordinated Series 2020B
07/01/2033	5.000%	1,250,000	1,423,980
Senior Sales Tax Bonds
Series 2004B
07/01/2030	5.250%	1,770,000	2,029,025
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,003,808
Series 2006A
07/01/2022	5.250%	3,500,000	3,522,611
Series 2008B
07/01/2023	5.000%	910,000	940,644
Massachusetts Bay Transportation Authority(b)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,390,168
07/01/2032	0.000%	5,105,000	3,602,776
Massachusetts School Building Authority
Revenue Bonds
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,137,100
Total			18,050,112
Single Family 0.3%
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2020-220 (GNMA)
06/01/2027	5.000%	125,000	138,538
12/01/2027	5.000%	100,000	111,596
06/01/2028	5.000%	75,000	84,021
12/01/2028	5.000%	100,000	112,763
06/01/2029	5.000%	75,000	84,888
Total			531,806
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 8.2%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,286,392
Series 2019G
09/01/2036	4.000%	2,000,000	2,069,509
Series 2020B
03/01/2032	4.000%	2,500,000	2,653,543
Limited General Obligation Refunding Bonds
Series 2020D
11/01/2036	4.000%	1,000,000	1,039,334
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	5,389,188
Total			14,437,966
Student Loan 1.0%
Massachusetts Educational Financing Authority(a)
Revenue Bonds
Education Loan
Series 2021
07/01/2029	5.000%	1,250,000	1,393,886
Series 2020B
07/01/2028	5.000%	250,000	273,717
Total			1,667,603
Transportation 0.9%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note
Revenue Bonds
Accelerated Bridge Program
Series 2019
06/15/2027	5.000%	1,400,000	1,532,857
Turnpike / Bridge / Toll Road 3.1%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,229,571
Subordinated Series 2019B
01/01/2030	5.000%	2,825,000	3,197,099
Total			5,426,670

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 3.3%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	5,711,947
Total Municipal Bonds (Cost $176,809,067)			172,892,867

Money Market Funds 1.8%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.318%(e)	72,400	72,393
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(e)	3,159,026	3,159,026
Total Money Market Funds (Cost $3,231,426)		3,231,419
Total Investments in Securities (Cost: $180,040,493)		176,124,286
Other Assets & Liabilities, Net		(1,136,567)
Net Assets		174,987,719
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $4,659,847, which represents 2.66% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	172,892,867	—	172,892,867
Money Market Funds	3,231,419	—	—	3,231,419
Total Investments in Securities	3,231,419	172,892,867	—	176,124,286
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $180,040,493)	$176,124,286
Receivable for:
Capital shares sold	168,057
Interest	1,986,388
Expense reimbursement due from Investment Manager	490
Prepaid expenses	2,352
Trustees’ deferred compensation plan	104,101
Other assets	1,059
Total assets	178,386,733
Liabilities
Due to custodian	13,446
Payable for:
Investments purchased on a delayed delivery basis	2,661,760
Capital shares purchased	230,995
Distributions to shareholders	338,176
Management services fees	2,261
Distribution and/or service fees	228
Transfer agent fees	22,046
Compensation of board members	10,351
Other expenses	15,650
Trustees’ deferred compensation plan	104,101
Total liabilities	3,399,014
Net assets applicable to outstanding capital stock	$174,987,719
Represented by
Paid in capital	179,642,450
Total distributable earnings (loss)	(4,654,731)
Total - representing net assets applicable to outstanding capital stock	$174,987,719
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
April 30, 2022 (Unaudited)
Class A
Net assets	$23,308,009
Shares outstanding	2,405,219
Net asset value per share	$9.69
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.99
Advisor Class
Net assets	$2,220,079
Shares outstanding	229,300
Net asset value per share	$9.68
Class C
Net assets	$1,328,424
Shares outstanding	137,132
Net asset value per share	$9.69
Institutional Class
Net assets	$137,356,571
Shares outstanding	14,174,868
Net asset value per share	$9.69
Institutional 2 Class
Net assets	$93,193
Shares outstanding	9,599
Net asset value per share	$9.71
Institutional 3 Class
Net assets	$144,217
Shares outstanding	14,810
Net asset value per share	$9.74
Class V
Net assets	$10,537,226
Shares outstanding	1,087,396
Net asset value per share	$9.69
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.17
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	13

Statement of Operations
Six Months Ended April 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$368
Interest	2,728,505
Total income	2,728,873
Expenses:
Management services fees	471,555
Distribution and/or service fees
Class A	32,573
Class C	7,256
Class V	8,517
Transfer agent fees
Class A	15,824
Advisor Class	2,153
Class C	971
Institutional Class	95,934
Institutional 2 Class	34
Institutional 3 Class	16
Class V	6,892
Compensation of board members	9,179
Custodian fees	820
Printing and postage fees	5,056
Registration fees	16,344
Audit fees	14,629
Legal fees	5,792
Compensation of chief compliance officer	21
Other	6,060
Total expenses	699,626
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(98,033)
Fees waived by distributor
Class C	(1,661)
Total net expenses	599,932
Net investment income	2,128,941
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(829,122)
Net realized loss	(829,122)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(15,751,843)
Net change in unrealized appreciation (depreciation)	(15,751,843)
Net realized and unrealized loss	(16,580,965)
Net decrease in net assets resulting from operations	$(14,452,024)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations
Net investment income	$2,128,941	$4,708,519
Net realized gain (loss)	(829,122)	522,371
Net change in unrealized appreciation (depreciation)	(15,751,843)	(1,134,827)
Net increase (decrease) in net assets resulting from operations	(14,452,024)	4,096,063
Distributions to shareholders
Net investment income and net realized gains
Class A	(315,894)	(538,101)
Advisor Class	(47,212)	(86,631)
Class C	(15,743)	(31,410)
Institutional Class	(2,111,222)	(3,815,010)
Institutional 2 Class	(1,346)	(5,352)
Institutional 3 Class	(2,112)	(3,766)
Class V	(143,050)	(249,485)
Total distributions to shareholders	(2,636,579)	(4,729,755)
Decrease in net assets from capital stock activity	(19,615,832)	(17,242,060)
Total decrease in net assets	(36,704,435)	(17,875,752)
Net assets at beginning of period	211,692,154	229,567,906
Net assets at end of period	$174,987,719	$211,692,154
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2022 (Unaudited)		October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	112,558	1,154,964	354,630	3,803,971
Distributions reinvested	27,659	285,361	45,037	481,701
Redemptions	(297,895)	(3,025,922)	(473,874)	(5,080,839)
Net decrease	(157,678)	(1,585,597)	(74,207)	(795,167)
Advisor Class
Subscriptions	8,175	83,697	63,640	682,517
Distributions reinvested	4,555	47,086	8,086	86,416
Redemptions	(149,520)	(1,501,175)	(66,876)	(714,779)
Net increase (decrease)	(136,790)	(1,370,392)	4,850	54,154
Class C
Subscriptions	5,243	55,300	9,299	99,347
Distributions reinvested	1,523	15,743	2,808	30,037
Redemptions	(31,265)	(316,950)	(96,891)	(1,038,099)
Net decrease	(24,499)	(245,907)	(84,784)	(908,715)
Institutional Class
Subscriptions	178,302	1,855,634	670,741	7,181,132
Distributions reinvested	19,874	205,133	28,289	302,500
Redemptions	(1,802,217)	(18,292,935)	(2,085,318)	(22,309,685)
Net decrease	(1,604,041)	(16,232,168)	(1,386,288)	(14,826,053)
Institutional 2 Class
Subscriptions	—	—	4,381	47,170
Distributions reinvested	118	1,219	470	5,042
Redemptions	(118)	(1,219)	(16,510)	(177,094)
Net decrease	—	—	(11,659)	(124,882)
Institutional 3 Class
Subscriptions	—	—	117	1,270
Distributions reinvested	191	1,976	329	3,533
Redemptions	(324)	(3,446)	(1,680)	(18,118)
Net decrease	(133)	(1,470)	(1,234)	(13,315)
Class V
Subscriptions	3,273	33,892	32,988	351,723
Distributions reinvested	8,329	85,903	13,578	145,224
Redemptions	(29,557)	(300,093)	(105,032)	(1,125,029)
Net decrease	(17,955)	(180,298)	(58,466)	(628,082)
Total net decrease	(1,941,096)	(19,615,832)	(1,611,788)	(17,242,060)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2022 (Unaudited)	$10.59	0.10	(0.88)	(0.78)	(0.09)	(0.03)	(0.12)
Year Ended 10/31/2021	$10.62	0.21	(0.03)	0.18	(0.21)	(0.00)(d)	(0.21)
Year Ended 10/31/2020	$10.65	0.24	(0.03)	0.21	(0.23)	(0.01)	(0.24)
Year Ended 10/31/2019	$10.17	0.29	0.51	0.80	(0.29)	(0.03)	(0.32)
Year Ended 10/31/2018	$10.62	0.28	(0.42)	(0.14)	(0.28)	(0.03)	(0.31)
Year Ended 10/31/2017	$10.88	0.29	(0.19)	0.10	(0.29)	(0.07)	(0.36)
Advisor Class
Six Months Ended 4/30/2022 (Unaudited)	$10.58	0.11	(0.87)	(0.76)	(0.11)	(0.03)	(0.14)
Year Ended 10/31/2021	$10.61	0.23	(0.03)	0.20	(0.23)	(0.00)(d)	(0.23)
Year Ended 10/31/2020	$10.64	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2019	$10.16	0.31	0.51	0.82	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2018	$10.61	0.31	(0.43)	(0.12)	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2017	$10.87	0.32	(0.20)	0.12	(0.31)	(0.07)	(0.38)
Class C
Six Months Ended 4/30/2022 (Unaudited)	$10.58	0.08	(0.87)	(0.79)	(0.07)	(0.03)	(0.10)
Year Ended 10/31/2021	$10.62	0.16	(0.04)	0.12	(0.16)	(0.00)(d)	(0.16)
Year Ended 10/31/2020	$10.64	0.19	(0.02)	0.17	(0.18)	(0.01)	(0.19)
Year Ended 10/31/2019	$10.16	0.24	0.51	0.75	(0.24)	(0.03)	(0.27)
Year Ended 10/31/2018	$10.62	0.24	(0.44)	(0.20)	(0.23)	(0.03)	(0.26)
Year Ended 10/31/2017	$10.88	0.24	(0.19)	0.05	(0.24)	(0.07)	(0.31)
Institutional Class
Six Months Ended 4/30/2022 (Unaudited)	$10.58	0.11	(0.86)	(0.75)	(0.11)	(0.03)	(0.14)
Year Ended 10/31/2021	$10.62	0.23	(0.04)	0.19	(0.23)	(0.00)(d)	(0.23)
Year Ended 10/31/2020	$10.65	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2019	$10.17	0.31	0.51	0.82	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2018	$10.62	0.31	(0.43)	(0.12)	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2017	$10.88	0.32	(0.20)	0.12	(0.31)	(0.07)	(0.38)
Institutional 2 Class
Six Months Ended 4/30/2022 (Unaudited)	$10.61	0.11	(0.87)	(0.76)	(0.11)	(0.03)	(0.14)
Year Ended 10/31/2021	$10.64	0.24	(0.03)	0.21	(0.24)	(0.00)(d)	(0.24)
Year Ended 10/31/2020	$10.66	0.28	(0.02)	0.26	(0.27)	(0.01)	(0.28)
Year Ended 10/31/2019	$10.18	0.32	0.51	0.83	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2018	$10.64	0.31	(0.43)	(0.12)	(0.31)	(0.03)	(0.34)
Year Ended 10/31/2017	$10.90	0.32	(0.19)	0.13	(0.32)	(0.07)	(0.39)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2022 (Unaudited)	$9.69	(7.39%)	0.90%(c)	0.80%(c)	1.92%(c)	3%	$23,308
Year Ended 10/31/2021	$10.59	1.65%	0.90%	0.81%(e)	1.92%	8%	$27,129
Year Ended 10/31/2020	$10.62	2.02%	0.90%	0.81%(e)	2.23%	13%	$28,012
Year Ended 10/31/2019	$10.65	7.92%	0.90%	0.80%(e)	2.75%	15%	$23,968
Year Ended 10/31/2018	$10.17	(1.36%)	0.90%	0.81%(e)	2.72%	13%	$19,046
Year Ended 10/31/2017	$10.62	0.95%	0.90%(f)	0.78%(e),(f)	2.74%	5%	$18,512
Advisor Class
Six Months Ended 4/30/2022 (Unaudited)	$9.68	(7.28%)	0.65%(c)	0.55%(c)	2.15%(c)	3%	$2,220
Year Ended 10/31/2021	$10.58	1.91%	0.65%	0.56%(e)	2.17%	8%	$3,872
Year Ended 10/31/2020	$10.61	2.27%	0.65%	0.56%(e)	2.48%	13%	$3,834
Year Ended 10/31/2019	$10.64	8.19%	0.65%	0.55%(e)	3.00%	15%	$3,188
Year Ended 10/31/2018	$10.16	(1.12%)	0.65%	0.56%(e)	2.97%	13%	$2,568
Year Ended 10/31/2017	$10.61	1.20%	0.66%(f)	0.54%(e),(f)	2.98%	5%	$3,502
Class C
Six Months Ended 4/30/2022 (Unaudited)	$9.69	(7.51%)	1.56%(c)	1.25%(c)	1.47%(c)	3%	$1,328
Year Ended 10/31/2021	$10.58	1.10%	1.65%	1.26%(e)	1.47%	8%	$1,710
Year Ended 10/31/2020	$10.62	1.65%	1.65%	1.26%(e),(g)	1.80%	13%	$2,617
Year Ended 10/31/2019	$10.64	7.44%	1.65%	1.25%(e),(g)	2.32%	15%	$3,472
Year Ended 10/31/2018	$10.16	(1.90%)	1.65%	1.26%(e),(g)	2.27%	13%	$5,780
Year Ended 10/31/2017	$10.62	0.50%	1.66%(f)	1.24%(e),(f),(g)	2.29%	5%	$7,470
Institutional Class
Six Months Ended 4/30/2022 (Unaudited)	$9.69	(7.18%)	0.65%(c)	0.55%(c)	2.17%(c)	3%	$137,357
Year Ended 10/31/2021	$10.58	1.81%	0.65%	0.56%(e)	2.17%	8%	$167,020
Year Ended 10/31/2020	$10.62	2.27%	0.65%	0.56%(e)	2.49%	13%	$182,343
Year Ended 10/31/2019	$10.65	8.19%	0.65%	0.55%(e)	3.01%	15%	$177,665
Year Ended 10/31/2018	$10.17	(1.11%)	0.65%	0.56%(e)	2.97%	13%	$166,289
Year Ended 10/31/2017	$10.62	1.20%	0.66%(f)	0.54%(e),(f)	2.98%	5%	$199,199
Institutional 2 Class
Six Months Ended 4/30/2022 (Unaudited)	$9.71	(7.23%)	0.60%(c)	0.50%(c)	2.22%(c)	3%	$93
Year Ended 10/31/2021	$10.61	1.96%	0.59%	0.50%	2.23%	8%	$102
Year Ended 10/31/2020	$10.64	2.43%	0.59%	0.49%	2.61%	13%	$226
Year Ended 10/31/2019	$10.66	8.25%	0.59%	0.49%	3.03%	15%	$408
Year Ended 10/31/2018	$10.18	(1.15%)	0.57%	0.50%	3.01%	13%	$41
Year Ended 10/31/2017	$10.64	1.28%	0.56%(f)	0.47%(f)	3.05%	5%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2022 (Unaudited)	$10.64	0.12	(0.88)	(0.76)	(0.11)	(0.03)	(0.14)
Year Ended 10/31/2021	$10.67	0.24	(0.02)	0.22	(0.25)	(0.00)(d)	(0.25)
Year Ended 10/31/2020	$10.70	0.27	(0.02)	0.25	(0.27)	(0.01)	(0.28)
Year Ended 10/31/2019	$10.22	0.33	0.50	0.83	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2018	$10.67	0.32	(0.42)	(0.10)	(0.32)	(0.03)	(0.35)
Year Ended 10/31/2017(h)	$10.56	0.22	0.11(i)	0.33	(0.22)	—	(0.22)
Class V
Six Months Ended 4/30/2022 (Unaudited)	$10.59	0.10	(0.87)	(0.77)	(0.10)	(0.03)	(0.13)
Year Ended 10/31/2021	$10.62	0.22	(0.03)	0.19	(0.22)	(0.00)(d)	(0.22)
Year Ended 10/31/2020	$10.65	0.25	(0.03)	0.22	(0.24)	(0.01)	(0.25)
Year Ended 10/31/2019	$10.17	0.30	0.51	0.81	(0.30)	(0.03)	(0.33)
Year Ended 10/31/2018	$10.62	0.29	(0.42)	(0.13)	(0.29)	(0.03)	(0.32)
Year Ended 10/31/2017	$10.88	0.30	(0.19)	0.11	(0.30)	(0.07)	(0.37)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.03%	0.02%	0.02%	0.02%	0.02%	0.02%

(g)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	10/31/2020	10/31/2019	10/31/2018	10/31/2017
Class C	0.25%	0.30%	0.30%	0.30%

(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2022 (Unaudited)	$9.74	(7.19%)	0.55%(c)	0.45%(c)	2.27%(c)	3%	$144
Year Ended 10/31/2021	$10.64	2.02%	0.55%	0.45%	2.28%	8%	$159
Year Ended 10/31/2020	$10.67	2.38%	0.54%	0.45%	2.58%	13%	$173
Year Ended 10/31/2019	$10.70	8.28%	0.54%	0.44%	3.12%	15%	$128
Year Ended 10/31/2018	$10.22	(0.99%)	0.54%	0.45%	3.08%	13%	$108
Year Ended 10/31/2017(h)	$10.67	3.10%	0.55%(c)	0.45%(c)	3.21%(c)	5%	$110
Class V
Six Months Ended 4/30/2022 (Unaudited)	$9.69	(7.34%)	0.80%(c)	0.70%(c)	2.02%(c)	3%	$10,537
Year Ended 10/31/2021	$10.59	1.76%	0.80%	0.71%(e)	2.02%	8%	$11,700
Year Ended 10/31/2020	$10.62	2.12%	0.80%	0.71%(e)	2.34%	13%	$12,363
Year Ended 10/31/2019	$10.65	8.03%	0.80%	0.70%(e)	2.86%	15%	$12,839
Year Ended 10/31/2018	$10.17	(1.26%)	0.80%	0.71%(e)	2.82%	13%	$15,825
Year Ended 10/31/2017	$10.62	1.05%	0.81%(f)	0.69%(e),(f)	2.83%	5%	$17,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	21

Notes to Financial Statements
April 30, 2022 (Unaudited)
Note 1. Organization
Columbia Massachusetts Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
24	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
For the six months ended April 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.07
Institutional 3 Class	0.02
Class V	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective March 1, 2022, the Distributor has reduced the distribution fee for Class C shares to 0.45% annually of the average daily net assets attributable to Class C shares. Prior to March 1, 2022, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	5,345
Class C	—	1.00(b)	70
Class V	4.75	0.50 - 1.00(c)	—

Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2022 through February 28, 2023	Prior to March 1, 2022
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.26	1.56
Institutional Class	0.56	0.56
Institutional 2 Class	0.50	0.50
Institutional 3 Class	0.45	0.45
Class V	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Prior to March 1, 2022, Class C distribution fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
180,040,000	1,777,000	(5,693,000)	(3,916,000)
26	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,944,756 and $23,016,316, respectively, for the six months ended April 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended April 30, 2022.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
28	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Shareholder concentration risk
At April 30, 2022, one unaffiliated shareholder of record owned 72.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Massachusetts Intermediate Municipal Bond Fund | Semiannual Report 2022	31

Columbia Massachusetts Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR191_10_M01_(06/22)

SemiAnnual Report
April 30, 2022 (Unaudited)
Columbia Strategic New York Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Strategic New York Municipal Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic New York Municipal Income Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and New York individual income tax and capital appreciation.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2010
Anders Myhran, CFA*
Portfolio Manager
Managed Fund since 2016
* Anders Myhran has announced that he plans to retire from the Investment Manager effective September 30, 2022. Until then, Mr. Myhran will continue to serve as Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended April 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/26/86	-9.47	-9.09	1.42	2.40
	Including sales charges		-12.19	-11.80	0.80	2.09
Advisor Class*		03/19/13	-9.37	-8.88	1.66	2.62
Class C	Excluding sales charges	08/01/97	-9.68	-9.51	0.95	1.93
	Including sales charges		-10.56	-10.39	0.95	1.93
Institutional Class		09/01/11	-9.36	-8.87	1.68	2.64
Institutional 2 Class*		11/08/12	-9.35	-8.85	1.68	2.65
Institutional 3 Class*		03/01/17	-9.33	-8.80	1.72	2.55
Bloomberg New York Municipal Bond Index			-8.21	-8.19	1.47	2.31
Bloomberg Municipal Bond Index			-7.90	-7.88	1.80	2.48
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg New York Municipal Bond Index is a subset of the Bloomberg Municipal Bond Index consisting solely of bonds issued by obligors located in the state of New York. Effective August 24, 2021, the Bloomberg Barclays New York Municipal Bond Index was re-branded as the Bloomberg New York Municipal Bond Index.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Effective August 24, 2021, the Bloomberg Barclays Municipal Bond Index was re-branded as the Bloomberg Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2022)
AAA rating	0.4
AA rating	29.3
A rating	28.9
BBB rating	17.5
BB rating	2.7
B rating	1.8
D rating	1.6
Not rated	17.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2021 — April 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	905.30	1,021.04	3.71	3.93	0.78
Advisor Class	1,000.00	1,000.00	906.30	1,022.29	2.52	2.67	0.53
Class C	1,000.00	1,000.00	903.20	1,018.80	5.84	6.19	1.23
Institutional Class	1,000.00	1,000.00	906.40	1,022.29	2.52	2.67	0.53
Institutional 2 Class	1,000.00	1,000.00	906.50	1,022.39	2.42	2.57	0.51
Institutional 3 Class	1,000.00	1,000.00	906.70	1,022.64	2.19	2.32	0.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	5

Portfolio of Investments
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 98.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 5.0%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,005,643
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,203,240
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	565,141
12/01/2041	4.000%	600,000	562,404
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	2,000,000	2,093,550
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	1,000,000	1,043,910
12/01/2042	4.000%	1,000,000	930,540
Total			8,404,428
Airport 0.3%
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	557,382
Charter Schools 4.4%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	903,560
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	188,337
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,009,690
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,511,076
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	271,784
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	589,435
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2056	5.000%	1,250,000	1,229,844
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	818,700
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2059	5.000%	1,000,000	1,011,967
Total			7,534,393
Disposal 1.1%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,871,512
Health Services 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,573,901
Higher Education 5.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2043	5.000%	1,000,000	1,042,600
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	737,490
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	245,683
07/01/2034	5.000%	500,000	533,782
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,009,758
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	509,341
Revenue Bonds
New York University
Series 2019A
07/01/2042	5.000%	1,000,000	1,100,765
Rochester Institute of Technology
Series 2019
07/01/2049	5.000%	1,250,000	1,358,942
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,313,713
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2040	5.000%	200,000	217,819
09/01/2040	5.000%	200,000	217,819
09/01/2041	5.000%	225,000	244,297
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2038	5.000%	250,000	276,389
Total			8,808,398
Hospital 6.4%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	508,833
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	750,000	783,565
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	2,000,000	1,766,005
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	365,404
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,117,926
NYU Hospitals Center
Series 2014
07/01/2036	5.000%	1,000,000	1,042,188
Series 2016
07/01/2040	4.000%	1,000,000	1,000,217
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,932,368
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	433,862
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	965,630
Total			10,915,998
Independent Power 0.1%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998
01/01/2023	5.500%	205,000	206,534
Joint Power Authority 1.5%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	490,915
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	1,960,952
Total			2,451,867
Local Appropriation 0.6%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,031,063

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 7.3%
City of New York
Unlimited General Obligation Bonds
Series 2016B1
12/01/2032	5.000%	500,000	543,069
Series 2017B-1
10/01/2041	4.000%	1,000,000	1,036,932
Subordinated Series 2018F-1
04/01/2043	5.000%	4,000,000	4,294,456
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	636,058
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2015A
09/15/2028	5.000%	275,000	296,277
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,226,942
Series 2017B
04/01/2037	5.000%	2,000,000	2,170,770
Limited General Obligation Notes
Series 2019A (AGM)
04/01/2046	5.000%	1,000,000	1,117,269
Total			12,321,773
Multi-Family 8.2%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	539,229
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,792,171
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,480,000	1,439,352
11/01/2049	3.650%	875,000	763,675
Revenue Bonds
Series 2018K
11/01/2048	4.000%	935,000	898,371
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	725,536
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	2,000,000	1,675,380
New York State Dormitory Authority
Revenue Bonds
State University of New York
Series 2019
07/01/2049	4.000%	500,000	507,850
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	694,472
Series 2019D
11/01/2044	3.700%	1,000,000	962,531
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	701,302
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,208,296
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	516,496
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	693,603
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	719,430
Total			13,837,694
Municipal Power 4.6%
Guam Power Authority(c),(d)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	500,000	523,822
10/01/2044	5.000%	500,000	523,507
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,049,428
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,459,423
Series 2018
09/01/2038	5.000%	1,000,000	1,109,242

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021A
09/01/2037	5.000%	415,000	419,490
Puerto Rico Electric Power Authority(c),(e)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,500,000	1,440,000
Series 2012A
07/01/2042	0.000%	1,250,000	1,193,750
Total			7,718,662
Nursing Home 0.8%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,368,171
Other Bond Issue 2.2%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	391,175
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,460,799
04/30/2053	4.000%	2,000,000	1,904,329
Total			3,756,303
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	304,505
Pool / Bond Bank 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2050	5.000%	1,395,000	1,462,762
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,045
Total			1,477,807
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 9.9%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,687,915
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	3,135,000	3,339,198
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,031,834
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	1,000,000	1,076,672
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,000,000	1,061,932
Series 2018-207
09/15/2043	4.000%	1,500,000	1,454,711
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	3,000,000	3,022,335
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,640,000	1,783,382
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,382,045
Total			16,840,024
Prep School 1.1%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	525,456
06/01/2035	5.000%	700,000	734,792
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	528,202
Total			1,788,450

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Recreation 1.4%
New York City Industrial Development Agency
Refunding Revenue Bonds
Yankee Stadium Project - Pilot
Series 2020
03/01/2045	4.000%	500,000	504,113
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	1,000,000	1,048,402
Western Regional Off-Track Betting Corp.(b)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	827,984
Total			2,380,499
Refunded / Escrowed 1.2%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	237,056
07/01/2030	5.000%	180,000	189,644
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	967,935
Long Island Power Authority
Prerefunded 09/01/22 Revenue Bonds
Series 2012A
09/01/2037	5.000%	330,000	333,856
09/01/2037	5.000%	255,000	257,980
New York State Dormitory Authority
Prerefunded 07/01/25 Revenue Bonds
New School
Series 2015
07/01/2050	5.000%	105,000	112,908
Total			2,099,379
Resource Recovery 1.2%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	770,050
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	1,224,582
Total			1,994,632
Retirement Communities 5.7%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	811,928
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	1,014,294
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,932,136
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,651,822
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,708,603
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	404,323
09/15/2053	5.250%	1,000,000	788,206
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	481,084
Westchester County Local Development Corp.(b)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	909,021
Total			9,701,417

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 2.7%
Commonwealth of Puerto Rico(c),(f)
Revenue Notes
Subordinated Series 2022
11/01/2043	0.000%	369,812	192,302
Puerto Rico Sales Tax Financing Corp.(c),(f)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,100,000	3,397,453
Puerto Rico Sales Tax Financing Corp.(c)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	1,024,960
Total			4,614,715
Single Family 0.7%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	133,730
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	950,000	921,295
04/01/2038	3.850%	170,000	170,744
Total			1,225,769
Special Non Property Tax 6.6%
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,716,568
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Subordinated Series 2018S-3A
07/15/2037	5.000%	2,000,000	2,175,004
Revenue Bonds
Future Tax Secured
Subordinated Series 2019
11/01/2037	4.000%	2,000,000	2,023,036
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,577,126
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2018A
03/15/2038	5.250%	2,000,000	2,243,497
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2049	4.000%	1,000,000	987,405
Puerto Rico Highway & Transportation Authority(c),(e)
Refunding Revenue Bonds
Series 2007N
07/01/2025	0.000%	455,000	273,000
Puerto Rico Highways & Transportation Authority(c),(e)
Refunding Revenue Bonds
Series 2007N
07/01/2021	0.000%	415,000	249,000
Total			11,244,636
Special Property Tax 1.4%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	963,688
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2044	4.000%	1,000,000	990,903
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	461,421
Total			2,416,012
State General Obligation 0.5%
Commonwealth of Puerto Rico(c),(f)
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	38,098	34,640
Commonwealth of Puerto Rico(c)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	278,105	303,732
07/01/2033	4.000%	74,064	68,683
07/01/2035	4.000%	66,574	61,541
07/01/2037	4.000%	57,138	51,337
07/01/2041	4.000%	77,686	69,772
07/01/2046	4.000%	275,792	241,559
Total			831,264

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 4.7%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,019,862
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,051,034
Suffolk Tobacco Asset Securitization Corp.(f)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	338,755
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Subordinated Series 2021
06/01/2050	4.000%	1,500,000	1,396,904
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,137,727
Total			7,944,282
Transportation 7.4%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,408,323
11/15/2042	4.000%	2,000,000	1,939,512
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,043,778
Series 2020A-1
11/15/2048	5.000%	2,000,000	2,082,116
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,079,036
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,307,770
Transportation
Series 2015B
11/15/2040	5.000%	1,675,000	1,732,157
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,034,124
Total			12,626,816
Turnpike / Bridge / Toll Road 1.5%
New York State Bridge Authority
Revenue Bonds
Series 2021A
01/01/2041	4.000%	200,000	207,197
New York State Thruway Authority
Revenue Bonds
Series 2019B
01/01/2045	4.000%	2,415,000	2,354,098
Total			2,561,295
Water & Sewer 2.7%
New York City Water & Sewer System
Revenue Bonds
Series 2017
06/15/2048	5.000%	2,000,000	2,161,149
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,162,987
Western Nassau County Water Authority
Revenue Bonds
Green Bonds
Series 2021A
04/01/2051	4.000%	225,000	233,318
Total			4,557,454
Total Municipal Bonds (Cost $175,308,193)			166,967,035

Money Market Funds 1.2%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(g)	2,016,400	2,016,400
Total Money Market Funds (Cost $2,016,400)		2,016,400
Total Investments in Securities (Cost: $177,324,593)		168,983,435
Other Assets & Liabilities, Net		732,318
Net Assets		169,715,753

At April 30, 2022, securities and/or cash totaling $233,300 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(124)	06/2022	USD	(14,775,375)	318,171	—
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $11,151,270, which represents 6.57% of total net assets.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2022, the total value of these securities amounted to $9,649,058, which represents 5.69% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2022, the total value of these securities amounted to $3,155,750, which represents 1.86% of total net assets.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	166,967,035	—	166,967,035
Money Market Funds	2,016,400	—	—	2,016,400
Total Investments in Securities	2,016,400	166,967,035	—	168,983,435
Investments in Derivatives
Asset
Futures Contracts	318,171	—	—	318,171
Total	2,334,571	166,967,035	—	169,301,606
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $177,324,593)	$168,983,435
Cash	3,762
Margin deposits on:
Futures contracts	233,300
Receivable for:
Capital shares sold	468,887
Interest	2,262,667
Variation margin for futures contracts	25,187
Expense reimbursement due from Investment Manager	384
Prepaid expenses	2,097
Trustees’ deferred compensation plan	89,484
Total assets	172,069,203
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	1,070,650
Capital shares purchased	728,396
Distributions to shareholders	419,327
Management services fees	2,193
Distribution and/or service fees	860
Transfer agent fees	10,868
Compensation of board members	10,239
Other expenses	21,433
Trustees’ deferred compensation plan	89,484
Total liabilities	2,353,450
Net assets applicable to outstanding capital stock	$169,715,753
Represented by
Paid in capital	178,893,688
Total distributable earnings (loss)	(9,177,935)
Total - representing net assets applicable to outstanding capital stock	$169,715,753
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	15

Statement of Assets and Liabilities  (continued)
April 30, 2022 (Unaudited)
Class A
Net assets	$96,914,849
Shares outstanding	3,602,016
Net asset value per share	$26.91
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$27.74
Advisor Class
Net assets	$10,442,025
Shares outstanding	388,696
Net asset value per share	$26.86
Class C
Net assets	$10,247,310
Shares outstanding	381,030
Net asset value per share	$26.89
Institutional Class
Net assets	$49,246,362
Shares outstanding	1,831,949
Net asset value per share	$26.88
Institutional 2 Class
Net assets	$2,130,599
Shares outstanding	79,451
Net asset value per share	$26.82
Institutional 3 Class
Net assets	$734,608
Shares outstanding	27,309
Net asset value per share	$26.90
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended April 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$478
Interest	3,123,212
Total income	3,123,690
Expenses:
Management services fees	456,363
Distribution and/or service fees
Class A	138,244
Class C	52,778
Transfer agent fees
Class A	42,214
Advisor Class	4,737
Class C	4,443
Institutional Class	21,381
Institutional 2 Class	773
Institutional 3 Class	55
Compensation of board members	9,133
Custodian fees	5,278
Printing and postage fees	7,253
Registration fees	8,939
Audit fees	14,629
Legal fees	5,759
Interest on interfund lending	7
Compensation of chief compliance officer	21
Other	5,610
Total expenses	777,617
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(76,055)
Fees waived by distributor
Class C	(12,043)
Total net expenses	689,519
Net investment income	2,434,171
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(776,940)
Futures contracts	(223,580)
Swap contracts	22,000
Net realized loss	(978,520)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(20,207,684)
Futures contracts	312,504
Net change in unrealized appreciation (depreciation)	(19,895,180)
Net realized and unrealized loss	(20,873,700)
Net decrease in net assets resulting from operations	$(18,439,529)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	17

Statement of Changes in Net Assets
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations
Net investment income	$2,434,171	$4,847,512
Net realized gain (loss)	(978,520)	1,029,118
Net change in unrealized appreciation (depreciation)	(19,895,180)	4,181,313
Net increase (decrease) in net assets resulting from operations	(18,439,529)	10,057,943
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,226,261)	(3,501,106)
Advisor Class	(262,080)	(350,444)
Class C	(207,613)	(352,513)
Institutional Class	(1,181,996)	(1,705,752)
Institutional 2 Class	(57,799)	(60,839)
Institutional 3 Class	(18,596)	(27,385)
Total distributions to shareholders	(3,954,345)	(5,998,039)
Increase (decrease) in net assets from capital stock activity	(9,026,140)	3,885,625
Total increase (decrease) in net assets	(31,420,014)	7,945,529
Net assets at beginning of period	201,135,767	193,190,238
Net assets at end of period	$169,715,753	$201,135,767
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2022 (Unaudited)		October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	64,193	1,888,326	348,256	10,644,602
Distributions reinvested	62,894	1,859,360	95,819	2,917,413
Redemptions	(413,172)	(12,074,331)	(426,551)	(13,004,856)
Net increase (decrease)	(286,085)	(8,326,645)	17,524	557,159
Advisor Class
Subscriptions	57,625	1,682,794	136,465	4,155,951
Distributions reinvested	8,898	261,863	11,508	350,104
Redemptions	(86,596)	(2,410,347)	(47,995)	(1,459,024)
Net increase (decrease)	(20,073)	(465,690)	99,978	3,047,031
Class C
Subscriptions	17,966	524,805	48,086	1,466,017
Distributions reinvested	6,098	180,322	9,726	295,664
Redemptions	(45,722)	(1,318,799)	(164,179)	(5,014,579)
Net decrease	(21,658)	(613,672)	(106,367)	(3,252,898)
Institutional Class
Subscriptions	477,178	13,938,716	396,425	12,118,408
Distributions reinvested	25,829	760,031	36,584	1,113,190
Redemptions	(518,500)	(14,870,012)	(315,309)	(9,608,582)
Net increase (decrease)	(15,493)	(171,265)	117,700	3,623,016
Institutional 2 Class
Subscriptions	44,360	1,321,689	8,071	247,558
Distributions reinvested	1,957	57,583	1,994	60,499
Redemptions	(28,410)	(799,776)	(15,344)	(466,433)
Net increase (decrease)	17,907	579,496	(5,279)	(158,376)
Institutional 3 Class
Subscriptions	5,648	164,730	6,222	189,093
Distributions reinvested	624	18,380	888	27,044
Redemptions	(7,568)	(211,474)	(4,806)	(146,444)
Net increase (decrease)	(1,296)	(28,364)	2,304	69,693
Total net increase (decrease)	(326,698)	(9,026,140)	125,860	3,885,625
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 4/30/2022 (Unaudited)	$30.32	0.36	(3.18)	(2.82)	(0.36)	(0.23)	(0.59)
Year Ended 10/31/2021	$29.68	0.73	0.81	1.54	(0.72)	(0.18)	(0.90)
Year Ended 10/31/2020	$30.29	0.78	(0.32)	0.46	(0.78)	(0.29)	(1.07)
Year Ended 10/31/2019	$28.51	0.88	1.78	2.66	(0.88)	—	(0.88)
Year Ended 10/31/2018	$29.81	0.92	(1.22)	(0.30)	(0.96)	(0.04)	(1.00)
Year Ended 10/31/2017	$30.33	0.96	(0.52)	0.44	(0.92)	(0.04)	(0.96)
Advisor Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$30.27	0.39	(3.18)	(2.79)	(0.39)	(0.23)	(0.62)
Year Ended 10/31/2021	$29.64	0.80	0.81	1.61	(0.80)	(0.18)	(0.98)
Year Ended 10/31/2020	$30.25	0.85	(0.32)	0.53	(0.85)	(0.29)	(1.14)
Year Ended 10/31/2019	$28.47	0.96	1.78	2.74	(0.96)	—	(0.96)
Year Ended 10/31/2018	$29.77	1.00	(1.26)	(0.26)	(1.00)	(0.04)	(1.04)
Year Ended 10/31/2017	$30.27	1.04	(0.50)	0.54	(1.00)	(0.04)	(1.04)
Class C(c)
Six Months Ended 4/30/2022 (Unaudited)	$30.30	0.29	(3.18)	(2.89)	(0.29)	(0.23)	(0.52)
Year Ended 10/31/2021	$29.67	0.59	0.81	1.40	(0.59)	(0.18)	(0.77)
Year Ended 10/31/2020	$30.28	0.65	(0.33)	0.32	(0.64)	(0.29)	(0.93)
Year Ended 10/31/2019	$28.50	0.76	1.78	2.54	(0.76)	—	(0.76)
Year Ended 10/31/2018	$29.80	0.80	(1.26)	(0.46)	(0.80)	(0.04)	(0.84)
Year Ended 10/31/2017	$30.31	0.80	(0.47)	0.33	(0.80)	(0.04)	(0.84)
Institutional Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$30.29	0.39	(3.18)	(2.79)	(0.39)	(0.23)	(0.62)
Year Ended 10/31/2021	$29.66	0.80	0.81	1.61	(0.80)	(0.18)	(0.98)
Year Ended 10/31/2020	$30.26	0.85	(0.31)	0.54	(0.85)	(0.29)	(1.14)
Year Ended 10/31/2019	$28.49	0.96	1.77	2.73	(0.96)	—	(0.96)
Year Ended 10/31/2018	$29.79	1.00	(1.26)	(0.26)	(1.00)	(0.04)	(1.04)
Year Ended 10/31/2017	$30.30	1.04	(0.51)	0.53	(1.00)	(0.04)	(1.04)
Institutional 2 Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$30.22	0.40	(3.17)	(2.77)	(0.40)	(0.23)	(0.63)
Year Ended 10/31/2021	$29.58	0.81	0.81	1.62	(0.80)	(0.18)	(0.98)
Year Ended 10/31/2020	$30.19	0.86	(0.32)	0.54	(0.86)	(0.29)	(1.15)
Year Ended 10/31/2019	$28.42	0.96	1.77	2.73	(0.96)	—	(0.96)
Year Ended 10/31/2018	$29.72	1.00	(1.26)	(0.26)	(1.00)	(0.04)	(1.04)
Year Ended 10/31/2017	$30.22	1.04	(0.50)	0.54	(1.00)	(0.04)	(1.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 4/30/2022 (Unaudited)	$26.91	(9.47%)	0.85%(d),(e)	0.78%(d),(e)	2.44%(d)	10%	$96,915
Year Ended 10/31/2021	$30.32	5.23%	0.85%	0.78%(f)	2.39%	18%	$117,874
Year Ended 10/31/2020	$29.68	1.59%	0.85%(e)	0.80%(e),(f)	2.63%	26%	$114,883
Year Ended 10/31/2019	$30.29	9.37%	0.85%	0.80%(f)	3.00%	46%	$117,062
Year Ended 10/31/2018	$28.51	(1.02%)	0.85%	0.80%(f)	3.21%	19%	$120,625
Year Ended 10/31/2017	$29.81	1.59%	0.85%	0.79%(f)	3.21%	7%	$134,602
Advisor Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$26.86	(9.37%)	0.60%(d),(e)	0.53%(d),(e)	2.69%(d)	10%	$10,442
Year Ended 10/31/2021	$30.27	5.46%	0.61%	0.53%(f)	2.63%	18%	$12,373
Year Ended 10/31/2020	$29.64	1.84%	0.60%(e)	0.55%(e),(f)	2.88%	26%	$9,151
Year Ended 10/31/2019	$30.25	9.66%	0.60%	0.55%(f)	3.23%	46%	$6,470
Year Ended 10/31/2018	$28.47	(0.78%)	0.60%	0.55%(f)	3.48%	19%	$4,821
Year Ended 10/31/2017	$29.77	1.84%	0.59%	0.55%(f)	3.46%	7%	$2,518
Class C(c)
Six Months Ended 4/30/2022 (Unaudited)	$26.89	(9.68%)	1.51%(d),(e)	1.23%(d),(e)	1.99%(d)	10%	$10,247
Year Ended 10/31/2021	$30.30	4.72%	1.60%	1.23%(f)	1.94%	18%	$12,203
Year Ended 10/31/2020	$29.67	1.10%	1.60%(e)	1.25%(e),(f),(g)	2.18%	26%	$15,103
Year Ended 10/31/2019	$30.28	9.04%	1.60%	1.25%(f),(g)	2.56%	46%	$19,693
Year Ended 10/31/2018	$28.50	(1.60%)	1.60%	1.25%(f),(g)	2.76%	19%	$21,111
Year Ended 10/31/2017	$29.80	1.13%	1.60%	1.24%(f),(g)	2.76%	7%	$27,972
Institutional Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$26.88	(9.36%)	0.60%(d),(e)	0.53%(d),(e)	2.69%(d)	10%	$49,246
Year Ended 10/31/2021	$30.29	5.46%	0.60%	0.53%(f)	2.63%	18%	$55,959
Year Ended 10/31/2020	$29.66	1.77%	0.60%(e)	0.55%(e),(f)	2.88%	26%	$51,296
Year Ended 10/31/2019	$30.26	9.80%	0.60%	0.55%(f)	3.24%	46%	$52,745
Year Ended 10/31/2018	$28.49	(0.91%)	0.60%	0.55%(f)	3.46%	19%	$41,072
Year Ended 10/31/2017	$29.79	1.84%	0.60%	0.55%(f)	3.48%	7%	$46,257
Institutional 2 Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$26.82	(9.35%)	0.59%(d),(e)	0.51%(d),(e)	2.71%(d)	10%	$2,131
Year Ended 10/31/2021	$30.22	5.52%	0.59%	0.52%	2.65%	18%	$1,860
Year Ended 10/31/2020	$29.58	1.78%	0.58%(e)	0.53%(e)	2.89%	26%	$1,977
Year Ended 10/31/2019	$30.19	9.84%	0.58%	0.53%	3.28%	46%	$4,207
Year Ended 10/31/2018	$28.42	(0.91%)	0.58%	0.54%	3.46%	19%	$5,457
Year Ended 10/31/2017	$29.72	1.98%	0.59%	0.54%	3.46%	7%	$6,497
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$30.31	0.40	(3.18)	(2.78)	(0.40)	(0.23)	(0.63)
Year Ended 10/31/2021	$29.67	0.82	0.82	1.64	(0.82)	(0.18)	(1.00)
Year Ended 10/31/2020	$30.28	0.87	(0.32)	0.55	(0.87)	(0.29)	(1.16)
Year Ended 10/31/2019	$28.50	0.96	1.78	2.74	(0.96)	—	(0.96)
Year Ended 10/31/2018	$29.80	1.04	(1.26)	(0.22)	(1.04)	(0.04)	(1.08)
Year Ended 10/31/2017(h)	$29.32	0.68	0.48(i)	1.16	(0.68)	—	(0.68)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	10/31/2020	10/31/2019	10/31/2018	10/31/2017
Class C	0.25%	0.30%	0.30%	0.30%

(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 4/30/2022 (Unaudited)	$26.90	(9.33%)	0.54%(d),(e)	0.46%(d),(e)	2.76%(d)	10%	$735
Year Ended 10/31/2021	$30.31	5.56%	0.54%	0.47%	2.70%	18%	$867
Year Ended 10/31/2020	$29.67	1.87%	0.54%(e)	0.49%(e)	2.95%	26%	$780
Year Ended 10/31/2019	$30.28	9.71%	0.54%	0.49%	3.17%	46%	$741
Year Ended 10/31/2018	$28.50	(0.72%)	0.54%	0.50%	3.49%	19%	$38
Year Ended 10/31/2017(h)	$29.80	4.00%	0.54%(d)	0.50%(d)	3.62%(d)	7%	$105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	23

Notes to Financial Statements
April 30, 2022 (Unaudited)
Note 1. Organization
Columbia Strategic New York Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
24	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or CCP may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown in the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
26	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to hedge the portfolio risk associated with some or all of the Fund’s securities.  These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	318,171*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Interest rate risk	(223,580)	22,000	(201,580)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	312,504
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	11,546,672

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Interest rate swap contracts	760	(3,870)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2022.
**	Based on the ending daily outstanding amounts for the six months ended April 30, 2022.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
28	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective March 1, 2022, the Distributor has reduced the distribution fee for Class C shares to 0.45% annually of the average daily net assets attributable to Class C shares. Prior to March 1, 2022, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	2,948
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
30	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2022 through February 28, 2023	Prior to March 1, 2022
Class A	0.78%	0.78%
Advisor Class	0.53	0.53
Class C	1.23	1.53
Institutional Class	0.53	0.53
Institutional 2 Class	0.51	0.51
Institutional 3 Class	0.46	0.46
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to March 1, 2022, Class C distribution fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
177,325,000	1,726,000	(9,749,000)	(8,023,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $19,468,760 and $27,333,140, respectively, for the six months ended April 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	300,000	0.84	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended April 30, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
32	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
34	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Shareholder concentration risk
At April 30, 2022, one unaffiliated shareholder of record owned 15.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 22.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022	35

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
36	Columbia Strategic New York Municipal Income Fund | Semiannual Report 2022

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Columbia Strategic New York Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR205_10_M01_(06/22)

SemiAnnual Report
April 30, 2022 (Unaudited)
Columbia New York Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia New York Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia New York Intermediate Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2012
Douglas Rangel, CFA
Co-Portfolio Manager
Managed the Fund since June 2022
Anders Myhran, CFA*
Co-Portfolio Manager
Managed Fund since 2019
Prior to June 15, 2022, Deborah Vargo served as a Portfolio Manager of the Fund.
* Anders Myhran has announced that he plans to retire from the Investment Manager effective September 30, 2022. Until then, Mr. Myhran will continue to serve as Co-Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended April 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/25/02	-7.02	-6.91	1.08	1.54
	Including sales charges		-9.78	-9.73	0.46	1.23
Advisor Class*		03/19/13	-6.99	-6.69	1.33	1.78
Class C	Excluding sales charges	11/25/02	-7.30	-7.33	0.62	1.09
	Including sales charges		-8.22	-8.25	0.62	1.09
Institutional Class		12/31/91	-6.90	-6.68	1.34	1.79
Institutional 2 Class*		03/01/16	-6.94	-6.69	1.40	1.82
Institutional 3 Class*		03/01/17	-6.99	-6.63	1.43	1.84
Class V	Excluding sales charges	12/31/91	-6.97	-6.82	1.19	1.64
	Including sales charges		-11.37	-11.26	0.21	1.15
Bloomberg New York 3-15 Year Blend Municipal Bond Index			-7.01	-7.17	1.35	2.03
Bloomberg 3-15 Year Blend Municipal Bond Index			-7.17	-7.28	1.62	2.21
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg New York 3-15 Year Blend Municipal Bond Index tracks investment grade bonds from the state of New York and its municipalities. Effective August 24, 2021, the Bloomberg Barclays New York 3-15 Year Blend Municipal Bond Index was re-branded as the Bloomberg New York 3-15 Year Blend Municipal Bond Index.
The Bloomberg 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Effective August 24, 2021, the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index was re-branded as the Bloomberg 3-15 Year Blend Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2022)
AAA rating	6.3
AA rating	24.6
A rating	52.8
BBB rating	10.0
B rating	1.5
Not rated	4.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2021 — April 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	929.80	1,021.24	3.56	3.73	0.74
Advisor Class	1,000.00	1,000.00	930.10	1,022.49	2.36	2.47	0.49
Class C	1,000.00	1,000.00	927.00	1,019.00	5.72	5.99	1.19
Institutional Class	1,000.00	1,000.00	931.00	1,022.49	2.36	2.47	0.49
Institutional 2 Class	1,000.00	1,000.00	930.60	1,022.79	2.07	2.17	0.43
Institutional 3 Class	1,000.00	1,000.00	930.10	1,023.04	1.83	1.92	0.38
Class V	1,000.00	1,000.00	930.30	1,021.74	3.08	3.23	0.64
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 96.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 1.5%
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	601,620
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	833,780
12/01/2038	4.000%	300,000	285,444
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2038	5.000%	1,000,000	1,059,633
Total			2,780,477
Charter Schools 1.3%
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	188,337
International Leadership Charter School
Series 2013
07/01/2023	5.000%	765,000	771,758
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	430,752
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	926,406
Total			2,317,253
Health Services 2.0%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	3,583,099
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 7.8%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Sciences
Series 2014
12/01/2031	5.000%	500,000	520,169
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	236,353
06/01/2030	5.000%	300,000	315,137
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	431,461
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	180,619
07/01/2034	5.000%	200,000	218,687
07/01/2035	5.000%	200,000	218,467
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	235,624
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	541,486
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,057,102
Series 2018
07/01/2031	5.000%	170,000	186,178
07/01/2032	5.000%	210,000	229,631
07/01/2033	5.000%	205,000	223,808
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,201,658
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	738,776
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	828,918
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,471,069
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	190,663
07/01/2030	5.000%	150,000	163,013
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,224,514
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2038	5.000%	200,000	218,928
09/01/2039	5.000%	200,000	218,361
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	627,052
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2030	5.000%	500,000	563,278
09/01/2037	5.000%	250,000	276,860
Total			14,317,812
Hospital 12.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	410,558
07/01/2028	5.000%	360,000	368,682
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,129,643
12/01/2025	5.000%	1,115,000	1,160,348
12/01/2027	5.000%	1,225,000	1,273,659
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019B
07/01/2033	5.000%	1,250,000	1,353,861
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	478,528
07/01/2026	5.000%	350,000	372,407
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,310,835
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,075,809
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,305,942
07/01/2033	5.000%	675,000	704,486
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	303,052
07/01/2036	5.000%	1,000,000	1,009,202
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,015,806
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	287,652
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,187,521
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,046,468
07/01/2031	5.000%	1,000,000	1,044,968
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2035	5.000%	1,000,000	1,121,877
07/01/2036	5.000%	1,000,000	1,119,415
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,092,423
Total			22,173,142

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 16.4%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,099,502
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,647,534
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,576,786
Series 2019E
08/01/2025	5.000%	1,000,000	1,073,868
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,145,689
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	419,382
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,046,824
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,937,654
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,306,996
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,452,391
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,478,086
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,173,620
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,519,224
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	836,220
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	526,342
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,164,648
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,186,226
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,202,469
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	1,912,354
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2027	4.000%	250,000	263,270
Total			29,969,085
Multi-Family 1.7%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	812,052
10/01/2029	5.000%	1,290,000	1,430,203
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	453,030
05/01/2031	5.000%	400,000	430,121
Total			3,125,406
Municipal Power 6.1%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,113,696

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016B
09/01/2025	5.000%	2,500,000	2,704,712
09/01/2027	5.000%	1,000,000	1,096,775
09/01/2030	5.000%	2,750,000	3,002,000
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	816,764
General
Series 2017
09/01/2035	5.000%	1,200,000	1,317,749
Total			11,051,696
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,325,000	1,243,865
Other Bond Issue 1.4%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	102,786
Series 2015
07/01/2029	5.000%	545,000	578,995
07/01/2031	5.000%	715,000	759,556
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	508,434
10/31/2041	4.000%	570,000	569,695
Total			2,519,466
Other Revenue 0.2%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	310,816
Pool / Bond Bank 0.2%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2029	5.000%	420,000	445,675
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 6.9%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,111,834
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,414,333
Series 2018-209
07/15/2034	5.000%	2,500,000	2,797,197
Series 2018-211
09/01/2036	5.000%	1,000,000	1,115,766
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2015-188
05/01/2023	5.000%	1,055,000	1,084,361
Series 2018-207
09/15/2024	5.000%	1,985,000	2,077,136
Revenue Bonds
Consolidated
Series 2019
09/01/2033	5.000%	1,000,000	1,093,948
Consolidated Bonds
Series 221
07/15/2037	4.000%	1,000,000	986,404
Total			12,680,979
Prep School 1.5%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	501,480
07/01/2027	5.000%	600,000	631,499
Series 2015
06/01/2026	5.000%	225,000	238,501
06/01/2028	5.000%	250,000	264,353
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	476,332
01/01/2035	5.000%	590,000	623,901
Total			2,736,066

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 5.1%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	158,037
07/01/2029	5.000%	175,000	184,377
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	462,458
Dutchess County Local Development Corp.
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	316,074
Metropolitan Transportation Authority
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,193,433
New York State Dormitory Authority
Prerefunded 07/01/22 Revenue Bonds
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	502,940
Prerefunded 07/01/24 Revenue Bonds
Pratt Institute
Series 2015A
07/01/2034	5.000%	1,000,000	1,051,418
Prerefunded 07/01/25 Revenue Bonds
New School
Series 2015
07/01/2029	5.000%	30,000	32,259
New York State Dormitory Authority(c)
Revenue Bonds
Capital Appreciation - Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,460,709
Total			9,361,705
Retirement Communities 2.9%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	811,928
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	579,621
11/15/2030	5.000%	650,000	682,795
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,080,365
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,044,929
07/01/2034	5.000%	1,000,000	1,038,954
Total			5,238,592
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	110,327
Special Non Property Tax 12.0%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,180,227
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,096,266
Future Tax Bonds
Subordinated Series 2020C
05/01/2037	4.000%	500,000	506,808
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,231,791
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	3,869,659
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	4,412,593
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,107,717
Series 2019A-2
03/15/2035	5.000%	2,000,000	2,197,746

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Urban Development Corp.
Refunding Revenue Bonds
State Personal Income Tax
Series 2020C
03/15/2037	4.000%	1,000,000	1,007,696
03/15/2039	4.000%	1,130,000	1,134,741
Revenue Bonds
Series 2020A
03/15/2037	5.000%	1,000,000	1,111,711
Total			21,856,955
Special Property Tax 0.6%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,094,786
Tobacco 2.9%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	2,165,000	2,166,870
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Series 2021
06/01/2038	4.000%	1,000,000	1,007,593
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,122,490
Total			5,296,953
Transportation 5.4%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,785,772
Revenue Bonds
BAN Series 2019D-1
09/01/2022	5.000%	2,000,000	2,020,574
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	800,104
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,157,114
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority(c)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,148,175
Total			9,911,739
Turnpike / Bridge / Toll Road 6.1%
New York State Bridge Authority
Revenue Bonds
Series 2021A
01/01/2038	4.000%	200,000	208,845
01/01/2039	4.000%	275,000	286,438
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	1,952,399
01/01/2032	5.000%	1,000,000	1,053,772
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,074,679
Series 2019B
01/01/2036	5.000%	2,000,000	2,196,182
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,334,695
Revenue Bonds
Series 2020D
11/15/2037	4.000%	2,050,000	2,083,986
Total			11,190,996
Water & Sewer 1.2%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	747,000
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,128,122
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	154,848
04/01/2028	5.000%	175,000	186,531
Total			2,216,501
Total Municipal Bonds (Cost $178,931,090)			175,533,391

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.318%(d)	100,010	100,000
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(d)	4,963,523	4,963,523
Total Money Market Funds (Cost $5,063,523)		5,063,523
Total Investments in Securities (Cost: $183,994,613)		180,596,914
Other Assets & Liabilities, Net		2,071,185
Net Assets		182,668,099
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $2,449,581, which represents 1.34% of total net assets.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	175,533,391	—	175,533,391
Money Market Funds	5,063,523	—	—	5,063,523
Total Investments in Securities	5,063,523	175,533,391	—	180,596,914
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	13

Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $183,994,613)	$180,596,914
Receivable for:
Capital shares sold	188,802
Interest	2,421,671
Expense reimbursement due from Investment Manager	767
Prepaid expenses	2,348
Trustees’ deferred compensation plan	95,116
Total assets	183,305,618
Liabilities
Due to custodian	4,851
Payable for:
Capital shares purchased	124,967
Distributions to shareholders	358,799
Management services fees	2,354
Distribution and/or service fees	202
Transfer agent fees	22,664
Compensation of board members	10,355
Other expenses	18,211
Trustees’ deferred compensation plan	95,116
Total liabilities	637,519
Net assets applicable to outstanding capital stock	$182,668,099
Represented by
Paid in capital	186,636,422
Total distributable earnings (loss)	(3,968,323)
Total - representing net assets applicable to outstanding capital stock	$182,668,099
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
April 30, 2022 (Unaudited)
Class A
Net assets	$16,982,531
Shares outstanding	1,529,040
Net asset value per share	$11.11
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.45
Advisor Class
Net assets	$4,760,388
Shares outstanding	429,231
Net asset value per share	$11.09
Class C
Net assets	$3,513,864
Shares outstanding	316,323
Net asset value per share	$11.11
Institutional Class
Net assets	$146,890,350
Shares outstanding	13,226,896
Net asset value per share	$11.11
Institutional 2 Class
Net assets	$4,883,501
Shares outstanding	439,025
Net asset value per share	$11.12
Institutional 3 Class
Net assets	$1,147,789
Shares outstanding	102,993
Net asset value per share	$11.14
Class V
Net assets	$4,489,676
Shares outstanding	404,286
Net asset value per share	$11.11
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$11.66
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	15

Statement of Operations
Six Months Ended April 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$327
Interest	2,747,452
Total income	2,747,779
Expenses:
Management services fees	480,426
Distribution and/or service fees
Class A	24,385
Class C	17,700
Class V	3,685
Transfer agent fees
Class A	11,950
Advisor Class	3,576
Class C	2,391
Institutional Class	100,845
Institutional 2 Class	1,262
Institutional 3 Class	81
Class V	3,006
Compensation of board members	9,194
Custodian fees	829
Printing and postage fees	6,253
Registration fees	10,720
Audit fees	14,629
Legal fees	5,805
Interest on interfund lending	19
Compensation of chief compliance officer	22
Other	6,129
Total expenses	702,907
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(155,816)
Fees waived by distributor
Class C	(4,031)
Total net expenses	543,060
Net investment income	2,204,719
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(613,945)
Net realized loss	(613,945)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(15,907,321)
Net change in unrealized appreciation (depreciation)	(15,907,321)
Net realized and unrealized loss	(16,521,266)
Net decrease in net assets resulting from operations	$(14,316,547)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations
Net investment income	$2,204,719	$4,670,467
Net realized gain (loss)	(613,945)	411,451
Net change in unrealized appreciation (depreciation)	(15,907,321)	1,823,798
Net increase (decrease) in net assets resulting from operations	(14,316,547)	6,905,716
Distributions to shareholders
Net investment income and net realized gains
Class A	(229,383)	(399,260)
Advisor Class	(75,900)	(118,391)
Class C	(37,281)	(77,803)
Institutional Class	(2,143,937)	(4,035,527)
Institutional 2 Class	(57,209)	(84,123)
Institutional 3 Class	(16,925)	(26,504)
Class V	(60,285)	(109,630)
Total distributions to shareholders	(2,620,920)	(4,851,238)
Decrease in net assets from capital stock activity	(14,853,056)	(18,739,579)
Total decrease in net assets	(31,790,523)	(16,685,101)
Net assets at beginning of period	214,458,622	231,143,723
Net assets at end of period	$182,668,099	$214,458,622
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2022 (Unaudited)		October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	85,070	991,940	348,558	4,260,555
Distributions reinvested	13,140	154,738	21,303	259,677
Redemptions	(248,939)	(2,865,649)	(528,646)	(6,430,053)
Net decrease	(150,729)	(1,718,971)	(158,785)	(1,909,821)
Advisor Class
Subscriptions	26,403	315,512	199,900	2,437,253
Distributions reinvested	6,448	75,772	9,707	118,166
Redemptions	(109,494)	(1,257,066)	(50,639)	(617,372)
Net increase (decrease)	(76,643)	(865,782)	158,968	1,938,047
Class C
Subscriptions	11,892	141,623	39,109	476,677
Distributions reinvested	2,552	30,078	5,177	63,111
Redemptions	(33,905)	(395,696)	(235,292)	(2,874,573)
Net decrease	(19,461)	(223,995)	(191,006)	(2,334,785)
Institutional Class
Subscriptions	428,874	4,878,085	562,131	6,853,396
Distributions reinvested	32,689	384,499	56,273	685,922
Redemptions	(1,569,524)	(18,091,856)	(2,011,197)	(24,512,912)
Net decrease	(1,107,961)	(12,829,272)	(1,392,793)	(16,973,594)
Institutional 2 Class
Subscriptions	155,238	1,799,711	93,240	1,138,193
Distributions reinvested	4,857	57,081	6,872	83,895
Redemptions	(74,774)	(883,237)	(36,868)	(448,169)
Net increase	85,321	973,555	63,244	773,919
Institutional 3 Class
Subscriptions	11,236	134,576	21,852	268,366
Distributions reinvested	1,225	14,449	1,806	22,090
Redemptions	(13,235)	(154,744)	(8,370)	(102,238)
Net increase (decrease)	(774)	(5,719)	15,288	188,218
Class V
Subscriptions	1,767	20,172	2,290	27,897
Distributions reinvested	3,440	40,484	5,784	70,504
Redemptions	(21,250)	(243,528)	(42,567)	(519,964)
Net decrease	(16,043)	(182,872)	(34,493)	(421,563)
Total net decrease	(1,286,290)	(14,853,056)	(1,539,577)	(18,739,579)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

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Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2022 (Unaudited)	$12.09	0.11	(0.95)	(0.84)	(0.12)	(0.02)	(0.14)
Year Ended 10/31/2021	$11.99	0.23	0.11	0.34	(0.24)	(0.00)(e)	(0.24)
Year Ended 10/31/2020	$12.07	0.25	(0.07)	0.18	(0.26)	(0.00)(e)	(0.26)
Year Ended 10/31/2019	$11.46	0.29	0.61	0.90	(0.29)	—	(0.29)
Year Ended 10/31/2018	$11.91	0.31	(0.44)	(0.13)	(0.31)	(0.01)	(0.32)
Year Ended 10/31/2017	$12.09	0.32	(0.18)	0.14	(0.32)	(0.00)(e)	(0.32)
Advisor Class
Six Months Ended 4/30/2022 (Unaudited)	$12.08	0.13	(0.97)	(0.84)	(0.13)	(0.02)	(0.15)
Year Ended 10/31/2021	$11.98	0.26	0.11	0.37	(0.27)	(0.00)(e)	(0.27)
Year Ended 10/31/2020	$12.06	0.28	(0.07)	0.21	(0.29)	(0.00)(e)	(0.29)
Year Ended 10/31/2019	$11.45	0.32	0.61	0.93	(0.32)	—	(0.32)
Year Ended 10/31/2018	$11.90	0.34	(0.44)	(0.10)	(0.34)	(0.01)	(0.35)
Year Ended 10/31/2017	$12.08	0.35	(0.18)	0.17	(0.35)	(0.00)(e)	(0.35)
Class C
Six Months Ended 4/30/2022 (Unaudited)	$12.10	0.09	(0.97)	(0.88)	(0.09)	(0.02)	(0.11)
Year Ended 10/31/2021	$12.00	0.18	0.10	0.28	(0.18)	(0.00)(e)	(0.18)
Year Ended 10/31/2020	$12.07	0.20	(0.07)	0.13	(0.20)	(0.00)(e)	(0.20)
Year Ended 10/31/2019	$11.46	0.24	0.61	0.85	(0.24)	—	(0.24)
Year Ended 10/31/2018	$11.91	0.26	(0.44)	(0.18)	(0.26)	(0.01)	(0.27)
Year Ended 10/31/2017	$12.09	0.27	(0.18)	0.09	(0.27)	(0.00)(e)	(0.27)
Institutional Class
Six Months Ended 4/30/2022 (Unaudited)	$12.09	0.13	(0.96)	(0.83)	(0.13)	(0.02)	(0.15)
Year Ended 10/31/2021	$11.99	0.26	0.11	0.37	(0.27)	(0.00)(e)	(0.27)
Year Ended 10/31/2020	$12.07	0.28	(0.07)	0.21	(0.29)	(0.00)(e)	(0.29)
Year Ended 10/31/2019	$11.46	0.32	0.61	0.93	(0.32)	—	(0.32)
Year Ended 10/31/2018	$11.91	0.34	(0.44)	(0.10)	(0.34)	(0.01)	(0.35)
Year Ended 10/31/2017	$12.09	0.35	(0.18)	0.17	(0.35)	(0.00)(e)	(0.35)
Institutional 2 Class
Six Months Ended 4/30/2022 (Unaudited)	$12.11	0.13	(0.96)	(0.83)	(0.14)	(0.02)	(0.16)
Year Ended 10/31/2021	$12.01	0.27	0.11	0.38	(0.28)	(0.00)(e)	(0.28)
Year Ended 10/31/2020	$12.09	0.29	(0.08)	0.21	(0.29)	(0.00)(e)	(0.29)
Year Ended 10/31/2019	$11.48	0.33	0.61	0.94	(0.33)	—	(0.33)
Year Ended 10/31/2018	$11.93	0.35	(0.44)	(0.09)	(0.35)	(0.01)	(0.36)
Year Ended 10/31/2017	$12.11	0.36	(0.18)	0.18	(0.36)	(0.00)(e)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2022 (Unaudited)	$11.11	(7.02%)	0.90%(c),(d)	0.74%(c),(d)	1.95%(c)	1%	$16,983
Year Ended 10/31/2021	$12.09	2.84%	0.90%	0.75%(f)	1.89%	3%	$20,315
Year Ended 10/31/2020	$11.99	1.47%	0.89%	0.75%(f)	2.10%	7%	$22,051
Year Ended 10/31/2019	$12.07	7.96%	0.90%	0.75%(f)	2.46%	19%	$19,270
Year Ended 10/31/2018	$11.46	(1.11%)	0.89%	0.75%(f)	2.68%	15%	$13,368
Year Ended 10/31/2017	$11.91	1.24%	0.91%(g)	0.74%(f),(g)	2.70%	9%	$15,639
Advisor Class
Six Months Ended 4/30/2022 (Unaudited)	$11.09	(6.99%)	0.64%(c),(d)	0.49%(c),(d)	2.19%(c)	1%	$4,760
Year Ended 10/31/2021	$12.08	3.09%	0.65%	0.50%(f)	2.14%	3%	$6,109
Year Ended 10/31/2020	$11.98	1.72%	0.65%	0.50%(f)	2.34%	7%	$4,155
Year Ended 10/31/2019	$12.06	8.23%	0.65%	0.50%(f)	2.71%	19%	$1,234
Year Ended 10/31/2018	$11.45	(0.87%)	0.64%	0.50%(f)	2.91%	15%	$745
Year Ended 10/31/2017	$11.90	1.49%	0.66%(g)	0.49%(f),(g)	2.96%	9%	$1,296
Class C
Six Months Ended 4/30/2022 (Unaudited)	$11.11	(7.30%)	1.55%(c),(d)	1.19%(c),(d)	1.49%(c)	1%	$3,514
Year Ended 10/31/2021	$12.10	2.37%	1.65%	1.20%(f)	1.45%	3%	$4,062
Year Ended 10/31/2020	$12.00	1.09%	1.64%	1.20%(f),(h)	1.66%	7%	$6,319
Year Ended 10/31/2019	$12.07	7.47%	1.65%	1.20%(f),(h)	2.05%	19%	$9,996
Year Ended 10/31/2018	$11.46	(1.56%)	1.64%	1.20%(f),(h)	2.23%	15%	$12,491
Year Ended 10/31/2017	$11.91	0.78%	1.66%(g)	1.19%(f),(g),(h)	2.25%	9%	$17,015
Institutional Class
Six Months Ended 4/30/2022 (Unaudited)	$11.11	(6.90%)	0.64%(c),(d)	0.49%(c),(d)	2.20%(c)	1%	$146,890
Year Ended 10/31/2021	$12.09	3.09%	0.65%	0.50%(f)	2.14%	3%	$173,347
Year Ended 10/31/2020	$11.99	1.72%	0.64%	0.50%(f)	2.36%	7%	$188,611
Year Ended 10/31/2019	$12.07	8.23%	0.65%	0.50%(f)	2.72%	19%	$191,680
Year Ended 10/31/2018	$11.46	(0.87%)	0.64%	0.50%(f)	2.93%	15%	$169,671
Year Ended 10/31/2017	$11.91	1.49%	0.66%(g)	0.49%(f),(g)	2.95%	9%	$197,180
Institutional 2 Class
Six Months Ended 4/30/2022 (Unaudited)	$11.12	(6.94%)	0.58%(c),(d)	0.43%(c),(d)	2.27%(c)	1%	$4,884
Year Ended 10/31/2021	$12.11	3.16%	0.58%	0.43%	2.21%	3%	$4,284
Year Ended 10/31/2020	$12.01	1.79%	0.57%	0.43%	2.43%	7%	$3,489
Year Ended 10/31/2019	$12.09	8.29%	0.58%	0.43%	2.77%	19%	$3,916
Year Ended 10/31/2018	$11.48	(0.77%)	0.58%	0.44%	3.03%	15%	$1,472
Year Ended 10/31/2017	$11.93	1.56%	0.58%(g)	0.42%(g)	3.02%	9%	$215
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2022 (Unaudited)	$12.14	0.14	(0.98)	(0.84)	(0.14)	(0.02)	(0.16)
Year Ended 10/31/2021	$12.03	0.28	0.12	0.40	(0.29)	(0.00)(e)	(0.29)
Year Ended 10/31/2020	$12.12	0.29	(0.08)	0.21	(0.30)	(0.00)(e)	(0.30)
Year Ended 10/31/2019	$11.50	0.33	0.63	0.96	(0.34)	—	(0.34)
Year Ended 10/31/2018	$11.95	0.36	(0.45)	(0.09)	(0.35)	(0.01)	(0.36)
Year Ended 10/31/2017(i)	$11.81	0.24	0.14(j)	0.38	(0.24)	—	(0.24)
Class V
Six Months Ended 4/30/2022 (Unaudited)	$12.09	0.12	(0.96)	(0.84)	(0.12)	(0.02)	(0.14)
Year Ended 10/31/2021	$11.99	0.24	0.11	0.35	(0.25)	(0.00)(e)	(0.25)
Year Ended 10/31/2020	$12.07	0.26	(0.07)	0.19	(0.27)	(0.00)(e)	(0.27)
Year Ended 10/31/2019	$11.46	0.31	0.61	0.92	(0.31)	—	(0.31)
Year Ended 10/31/2018	$11.91	0.33	(0.45)	(0.12)	(0.32)	(0.01)	(0.33)
Year Ended 10/31/2017	$12.09	0.33	(0.17)	0.16	(0.34)	(0.00)(e)	(0.34)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Rounds to zero.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Class V
10/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

(h)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	10/31/2020	10/31/2019	10/31/2018	10/31/2017
Class C	0.26%	0.30%	0.30%	0.30%

(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(j)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2022 (Unaudited)	$11.14	(6.99%)	0.54%(c),(d)	0.38%(c),(d)	2.31%(c)	1%	$1,148
Year Ended 10/31/2021	$12.14	3.29%	0.53%	0.38%	2.26%	3%	$1,259
Year Ended 10/31/2020	$12.03	1.75%	0.53%	0.39%	2.45%	7%	$1,065
Year Ended 10/31/2019	$12.12	8.41%	0.54%	0.39%	2.80%	19%	$678
Year Ended 10/31/2018	$11.50	(0.73%)	0.54%	0.38%	3.05%	15%	$190
Year Ended 10/31/2017(i)	$11.95	3.24%	0.52%(c)	0.39%(c)	3.06%(c)	9%	$335
Class V
Six Months Ended 4/30/2022 (Unaudited)	$11.11	(6.97%)	0.80%(c),(d)	0.64%(c),(d)	2.05%(c)	1%	$4,490
Year Ended 10/31/2021	$12.09	2.94%	0.80%	0.65%(f)	1.99%	3%	$5,083
Year Ended 10/31/2020	$11.99	1.57%	0.79%	0.65%(f)	2.21%	7%	$5,454
Year Ended 10/31/2019	$12.07	8.07%	0.80%	0.65%(f)	2.59%	19%	$5,696
Year Ended 10/31/2018	$11.46	(1.01%)	0.79%	0.65%(f)	2.78%	15%	$6,077
Year Ended 10/31/2017	$11.91	1.33%	0.81%(g)	0.64%(f),(g)	2.80%	9%	$6,533
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements
April 30, 2022 (Unaudited)
Note 1. Organization
Columbia New York Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
24	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended April 30, 2022, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
1,243,643	—	—
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
26	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended April 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class V	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective March 1, 2022, the Distributor has reduced the distribution fee for Class C shares to 0.45% annually of the average daily net assets attributable to Class C shares. Prior to March 1, 2022, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	124
Class C	—	1.00(b)	100
Class V	4.75	0.50 - 1.00(c)	499

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2022 through February 28, 2023	Prior to March 1, 2022
Class A	0.75%	0.75%
Advisor Class	0.50	0.50
Class C	1.20	1.50
Institutional Class	0.50	0.50
Institutional 2 Class	0.43	0.43
Institutional 3 Class	0.38	0.39
Class V	0.65	0.65
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Prior to March 1, 2022, Class C distribution fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
28	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
183,995,000	1,258,000	(4,656,000)	(3,398,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,243,643 and $17,806,701, respectively, for the six months ended April 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	0.85	4
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended April 30, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser
30	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2022, one unaffiliated shareholder of record owned 66.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
32	Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia New York Intermediate Municipal Bond Fund | Semiannual Report 2022	33

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Columbia New York Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR204_10_M01_(06/22)

SemiAnnual Report
April 30, 2022 (Unaudited)
Columbia Connecticut Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Connecticut Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Connecticut Intermediate Municipal Bond Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.
Portfolio management
Paul Fuchs, CFA
Co-Portfolio Manager
Managed Fund since 2016
Douglas Rangel, CFA
Co-Portfolio Manager
Managed the Fund since June 2022
Anders Myhran, CFA*
Co-Portfolio Manager
Managed Fund since 2019
Prior to June 15, 2022, Deborah Vargo served as a Portfolio Manager of the Fund.
* Anders Myhran has announced that he plans to retire from the Investment Manager effective September 30, 2022. Until then, Mr. Myhran will continue to serve as Co-Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended April 30, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/18/02	-6.88	-7.05	0.96	1.36
	Including sales charges		-9.67	-9.81	0.35	1.05
Advisor Class*		03/19/13	-6.87	-6.92	1.20	1.61
Class C	Excluding sales charges	11/18/02	-7.09	-7.47	0.51	0.91
	Including sales charges		-8.01	-8.38	0.51	0.91
Institutional Class		08/01/94	-6.86	-6.91	1.20	1.60
Institutional 3 Class*		03/01/17	-6.79	-6.80	1.30	1.67
Class V	Excluding sales charges	06/26/00	-6.94	-7.06	1.04	1.45
	Including sales charges		-11.34	-11.49	0.06	0.96
Bloomberg 3-15 Year Blend Municipal Bond Index			-7.17	-7.28	1.62	2.21
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class V shares are shown with and without the maximum initial sales charge of 4.75%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Effective August 24, 2021, the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index was re-branded as the Bloomberg 3–15 Year Blend Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2022)
AAA rating	14.4
AA rating	45.6
A rating	32.4
BBB rating	5.0
BB rating	2.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2021 — April 30, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	931.20	1,020.94	3.85	4.03	0.80
Advisor Class	1,000.00	1,000.00	931.30	1,022.19	2.65	2.77	0.55
Class C	1,000.00	1,000.00	929.10	1,018.70	6.01	6.29	1.25
Institutional Class	1,000.00	1,000.00	931.40	1,022.19	2.65	2.77	0.55
Institutional 3 Class	1,000.00	1,000.00	932.10	1,022.64	2.22	2.32	0.46
Class V	1,000.00	1,000.00	930.60	1,021.44	3.37	3.53	0.70
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	5

Portfolio of Investments
April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 96.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 10.1%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2017R
07/01/2034	4.000%	1,000,000	1,015,335
Quinnipiac University
Series 2016M
07/01/2029	5.000%	1,000,000	1,072,037
Sacred Heart University Issue
Series 2017
07/01/2033	5.000%	300,000	323,870
Series 2021S
06/01/2037	5.000%	370,000	412,566
Trinity College
Series 2020R
06/01/2032	5.000%	265,000	295,181
University of New Haven
Series 2018
07/01/2033	5.000%	500,000	526,500
07/01/2034	5.000%	500,000	525,636
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2035	5.000%	475,000	523,437
07/01/2036	5.000%	150,000	164,893
University of Connecticut
Revenue Bonds
Series 2018A
11/15/2035	5.000%	2,700,000	3,005,485
Total			7,864,940
Hospital 12.9%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019A
07/01/2033	5.000%	400,000	431,928
Stamford Hospital Issue
Series 2022
07/01/2028	5.000%	300,000	328,285
Revenue Bonds
Bridgeport Hospital
Series 2012D
07/01/2022	5.000%	1,000,000	1,006,043
Hartford Healthcare
Series 2014E
07/01/2034	5.000%	2,360,000	2,458,556
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A
07/01/2036	4.000%	1,045,000	1,046,646
Trinity Health Corp.
Series 2016
12/01/2032	5.000%	2,000,000	2,148,784
Yale-New Haven Health
Series 2014A
07/01/2031	5.000%	2,500,000	2,618,318
Total			10,038,560
Local General Obligation 22.0%
City of Bridgeport
Unlimited General Obligation Bonds
Series 2014A (AGM)
07/01/2031	5.000%	1,350,000	1,418,762
Series 2019-A (BAM)
02/01/2036	5.000%	1,000,000	1,114,901
Series 2021A
08/01/2029	5.000%	175,000	196,982
City of Middletown
Unlimited General Obligation Bonds
Series 2015
04/01/2026	5.000%	1,000,000	1,095,415
City of Milford
Unlimited General Obligation Refunding Bonds
Series 2017B
11/01/2030	4.000%	450,000	473,856
City of New Haven
Unlimited General Obligation Bonds
Series 2015 (AGM)
09/01/2027	5.000%	1,200,000	1,281,986
Unlimited General Obligation Refunding Bonds
Series 2015B (BAM)
08/15/2027	5.000%	750,000	800,629
Series 2019B AGM
02/01/2030	5.000%	450,000	509,388
City of Norwalk
Unlimited General Obligation Refunding Bonds
Series 2017B
07/01/2026	4.000%	750,000	785,230
City of Waterbury
Unlimited General Obligation Bonds
Lot A
Series 2015 (BAM)
08/01/2031	5.000%	500,000	534,841
08/01/2032	5.000%	500,000	534,520
Series 2020A
02/01/2030	5.000%	500,000	573,033
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan District (The)
Unlimited General Obligation Bonds
Series 2018
07/15/2034	5.000%	500,000	558,537
Series 2019A
07/15/2033	5.000%	2,500,000	2,819,758
Town of Guilford
Unlimited General Obligation Refunding Bonds
Series 2016A
08/15/2029	4.000%	450,000	473,557
Town of Hamden
Unlimited General Obligation Refunding Bonds
Series 2018A (BAM)
08/15/2030	5.000%	1,000,000	1,110,678
Town of North Haven
Unlimited General Obligation Bonds
Series 2007
07/15/2024	4.750%	1,150,000	1,207,256
07/15/2025	4.750%	1,150,000	1,226,955
Town of Trumbull
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2030	4.000%	350,000	368,029
Total			17,084,313
Pool / Bond Bank 2.9%
State of Connecticut Clean Water Fund - State Revolving Fund
Revenue Bonds
Green Bonds
Series 2017A
05/01/2034	5.000%	1,500,000	1,645,057
Series 2019A
02/01/2035	4.000%	565,000	592,843
Total			2,237,900
Prep School 4.7%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Choate Rosemary Hall Issue
Series 2020
07/01/2037	4.000%	300,000	312,054
07/01/2038	4.000%	310,000	321,901
Taft School Issue
Series 2018K
07/01/2035	4.000%	1,115,000	1,173,463
Revenue Bonds
Loomis Chaffe School
Series 2005F (AMBAC)
07/01/2027	5.250%	1,670,000	1,870,451
Total			3,677,869
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 6.3%
City of New Britain
Prerefunded 09/01/28 Unlimited General Obligation Bonds
Series 2018B (AGM)
09/01/2036	5.250%	720,000	824,109
Unlimited General Obligation Refunding Bonds
Series 2016A Escrowed to Maturity (BAM)
03/01/2025	5.000%	10,000	10,682
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Greenwich Academy
Series 2007E Escrowed to Maturity (AGM)
03/01/2026	5.250%	1,945,000	2,064,403
Greater New Haven Water Pollution Control Authority
Prerefunded 08/15/24 Revenue Bonds
Series 2014B
08/15/2031	5.000%	1,000,000	1,058,674
Puerto Rico Highway & Transportation Authority(a)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	895,000	900,546
Total			4,858,414
Retirement Communities 3.6%
Connecticut State Health & Educational Facilities Authority(b)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,000,000	1,009,611
McLean Issue
Series 2020A
01/01/2030	5.000%	425,000	446,968
McLean Issue - TEMPS-50
Series 2020B-2
01/01/2026	2.750%	500,000	488,214
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Covenant Home, Inc.
Series 2018
12/01/2031	5.000%	750,000	823,311
Total			2,768,104
Single Family 8.6%
Connecticut Housing Finance Authority(c)
Refunding Revenue Bonds
Home Mortgage
Series 2019D-2
05/15/2033	3.000%	690,000	645,574
Series 2020A-2
11/15/2030	2.150%	1,000,000	898,879
05/15/2031	2.200%	1,000,000	901,722

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020C
05/15/2027	5.000%	790,000	859,481
11/15/2028	5.000%	575,000	625,489
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2019B1
11/15/2033	3.000%	1,000,000	938,595
Social Bonds
Series 2021D-1
05/15/2029	5.000%	700,000	784,328
Subordinated Series 2017D-1
11/15/2032	3.200%	525,000	507,558
Subordinated Series 2018C-1
11/15/2038	3.625%	540,000	528,758
Total			6,690,384
Special Non Property Tax 7.8%
State of Connecticut
Refunding Revenue Bonds
Series 2021C
01/01/2032	5.000%	1,000,000	1,159,823
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2037	5.000%	1,000,000	1,118,541
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2035	5.000%	1,000,000	1,107,648
Transportation Infrastructure
Series 2014A
09/01/2025	5.000%	2,500,000	2,639,211
Total			6,025,223
State Appropriated 4.9%
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Connecticut State University System
Series 2019
11/01/2032	5.000%	1,000,000	1,138,377
University of Connecticut
Revenue Bonds
Series 2015A
02/15/2029	5.000%	1,500,000	1,592,924
Series 2020A
02/15/2037	5.000%	1,000,000	1,107,061
Total			3,838,362
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 4.3%
State of Connecticut
Unlimited General Obligation Bonds
Series 2018A
04/15/2031	5.000%	1,000,000	1,108,583
Series 2018-E
09/15/2033	5.000%	1,000,000	1,111,192
Series 2019A
04/15/2036	5.000%	1,000,000	1,112,572
Total			3,332,347
Water & Sewer 8.5%
Greater New Haven Water Pollution Control Authority
Refunding Revenue Bonds
Series 2016A
11/15/2029	4.000%	500,000	521,891
11/15/2030	4.000%	400,000	416,133
11/15/2031	4.000%	100,000	103,819
11/15/2032	4.000%	440,000	456,424
Mattabassett District
Revenue Bonds
Green Bonds
Series 2021 (BAM)
08/01/2029	5.000%	500,000	564,539
South Central Connecticut Regional Water Authority
Refunding Revenue Bonds
20th Series 2007A (NPFGC)
08/01/2022	5.250%	1,370,000	1,382,682
08/01/2023	5.250%	500,000	518,577
29th Series 2014
08/01/2025	5.000%	500,000	516,927
32nd Series 2016B
08/01/2035	4.000%	1,000,000	1,037,327
South Central Connecticut Regional Water Authority(d)
Refunding Revenue Bonds
Thirty Sixth Series 2022B-1
08/01/2028	5.000%	1,000,000	1,123,969
Total			6,642,288
Total Municipal Bonds (Cost $76,525,779)			75,058,704

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Money Market Funds 4.0%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.318%(e)	229,771	229,748
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.283%(e)	2,886,240	2,886,240
Total Money Market Funds (Cost $3,116,011)		3,115,988
Total Investments in Securities (Cost: $79,641,790)		78,174,692
Other Assets & Liabilities, Net		(443,955)
Net Assets		77,730,737
Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2022, the total value of these securities amounted to $900,546, which represents 1.16% of total net assets.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2022, the total value of these securities amounted to $1,944,793, which represents 2.50% of total net assets.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	The rate shown is the seven-day current annualized yield at April 30, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
April 30, 2022 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	75,058,704	—	75,058,704
Money Market Funds	3,115,988	—	—	3,115,988
Total Investments in Securities	3,115,988	75,058,704	—	78,174,692
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Assets and Liabilities
April 30, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $79,641,790)	$78,174,692
Receivable for:
Capital shares sold	96,241
Interest	988,656
Expense reimbursement due from Investment Manager	299
Prepaid expenses	1,326
Trustees’ deferred compensation plan	87,423
Other assets	48
Total assets	79,348,685
Liabilities
Due to custodian	1,665
Payable for:
Investments purchased on a delayed delivery basis	1,217,180
Capital shares purchased	131,160
Distributions to shareholders	145,101
Management services fees	1,006
Distribution and/or service fees	103
Transfer agent fees	9,231
Compensation of board members	9,648
Other expenses	15,431
Trustees’ deferred compensation plan	87,423
Total liabilities	1,617,948
Net assets applicable to outstanding capital stock	$77,730,737
Represented by
Paid in capital	79,394,911
Total distributable earnings (loss)	(1,664,174)
Total - representing net assets applicable to outstanding capital stock	$77,730,737
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities  (continued)
April 30, 2022 (Unaudited)
Class A
Net assets	$7,285,114
Shares outstanding	740,633
Net asset value per share	$9.84
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.14
Advisor Class
Net assets	$1,406,927
Shares outstanding	143,212
Net asset value per share	$9.82
Class C
Net assets	$1,166,324
Shares outstanding	118,573
Net asset value per share	$9.84
Institutional Class
Net assets	$60,176,558
Shares outstanding	6,120,417
Net asset value per share	$9.83
Institutional 3 Class
Net assets	$9,342
Shares outstanding	948
Net asset value per share(a)	$9.86
Class V
Net assets	$7,686,472
Shares outstanding	782,588
Net asset value per share	$9.82
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$10.31

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended April 30, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$921
Interest	1,155,850
Total income	1,156,771
Expenses:
Management services fees	205,429
Distribution and/or service fees
Class A	8,972
Class C	7,066
Class V	6,162
Transfer agent fees
Class A	4,083
Advisor Class	813
Class C	887
Institutional Class	39,395
Institutional 3 Class	1
Class V	4,681
Compensation of board members	8,538
Custodian fees	568
Printing and postage fees	4,529
Registration fees	7,805
Audit fees	14,629
Legal fees	5,269
Compensation of chief compliance officer	9
Other	4,985
Total expenses	323,821
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(59,445)
Fees waived by distributor
Class C	(1,625)
Total net expenses	262,751
Net investment income	894,020
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(123,627)
Net realized loss	(123,627)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,715,009)
Net change in unrealized appreciation (depreciation)	(6,715,009)
Net realized and unrealized loss	(6,838,636)
Net decrease in net assets resulting from operations	$(5,944,616)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations
Net investment income	$894,020	$2,066,819
Net realized gain (loss)	(123,627)	41,894
Net change in unrealized appreciation (depreciation)	(6,715,009)	(485,902)
Net increase (decrease) in net assets resulting from operations	(5,944,616)	1,622,811
Distributions to shareholders
Net investment income and net realized gains
Class A	(69,405)	(161,918)
Advisor Class	(15,586)	(27,595)
Class C	(11,452)	(26,785)
Institutional Class	(750,895)	(1,753,952)
Institutional 3 Class	(112)	(3,699)
Class V	(83,337)	(190,930)
Total distributions to shareholders	(930,787)	(2,164,879)
Decrease in net assets from capital stock activity	(9,408,880)	(2,758,010)
Total decrease in net assets	(16,284,283)	(3,300,078)
Net assets at beginning of period	94,015,020	97,315,098
Net assets at end of period	$77,730,737	$94,015,020
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2022 (Unaudited)		October 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	105,850	1,080,395	73,223	792,051
Distributions reinvested	4,947	51,138	10,295	111,102
Redemptions	(84,672)	(894,238)	(101,450)	(1,094,544)
Net increase (decrease)	26,125	237,295	(17,932)	(191,391)
Advisor Class
Subscriptions	12,046	122,903	45,117	487,069
Distributions reinvested	1,499	15,482	2,541	27,367
Redemptions	(7,589)	(78,739)	(3,673)	(39,693)
Net increase	5,956	59,646	43,985	474,743
Class C
Subscriptions	8,001	84,685	49,497	533,718
Distributions reinvested	1,032	10,703	2,273	24,531
Redemptions	(47,278)	(480,762)	(48,406)	(522,369)
Net increase (decrease)	(38,245)	(385,374)	3,364	35,880
Institutional Class
Subscriptions	195,141	2,008,853	554,611	5,992,959
Distributions reinvested	11,033	114,168	21,149	228,078
Redemptions	(1,079,711)	(11,171,443)	(818,726)	(8,834,335)
Net decrease	(873,537)	(9,048,422)	(242,966)	(2,613,298)
Institutional 3 Class
Distributions reinvested	—	—	311	3,362
Redemptions	—	—	(14,330)	(153,732)
Net decrease	—	—	(14,019)	(150,370)
Class V
Subscriptions	776	8,020	1,790	19,287
Distributions reinvested	4,638	47,967	10,191	109,819
Redemptions	(31,035)	(328,012)	(41,297)	(442,680)
Net decrease	(25,621)	(272,025)	(29,316)	(313,574)
Total net decrease	(905,322)	(9,408,880)	(256,884)	(2,758,010)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2022 (Unaudited)	$10.67	0.10	(0.83)	(0.73)	(0.10)	(0.00)(c)	(0.10)
Year Ended 10/31/2021	$10.74	0.21	(0.06)	0.15	(0.21)	(0.01)	(0.22)
Year Ended 10/31/2020	$10.68	0.24	0.06	0.30	(0.24)	—	(0.24)
Year Ended 10/31/2019	$10.16	0.27	0.53	0.80	(0.28)	—	(0.28)
Year Ended 10/31/2018	$10.56	0.27	(0.37)	(0.10)	(0.28)	(0.02)	(0.30)
Year Ended 10/31/2017	$10.86	0.29	(0.26)	0.03	(0.29)	(0.04)	(0.33)
Advisor Class
Six Months Ended 4/30/2022 (Unaudited)	$10.66	0.11	(0.84)	(0.73)	(0.11)	(0.00)(c)	(0.11)
Year Ended 10/31/2021	$10.72	0.23	(0.04)	0.19	(0.24)	(0.01)	(0.25)
Year Ended 10/31/2020	$10.67	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended 10/31/2019	$10.15	0.30	0.53	0.83	(0.31)	—	(0.31)
Year Ended 10/31/2018	$10.54	0.30	(0.37)	(0.07)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2017	$10.84	0.31	(0.26)	0.05	(0.31)	(0.04)	(0.35)
Class C
Six Months Ended 4/30/2022 (Unaudited)	$10.67	0.07	(0.82)	(0.75)	(0.08)	(0.00)(c)	(0.08)
Year Ended 10/31/2021	$10.74	0.16	(0.06)	0.10	(0.16)	(0.01)	(0.17)
Year Ended 10/31/2020	$10.68	0.19	0.06	0.25	(0.19)	—	(0.19)
Year Ended 10/31/2019	$10.16	0.23	0.52	0.75	(0.23)	—	(0.23)
Year Ended 10/31/2018	$10.55	0.23	(0.37)	(0.14)	(0.23)	(0.02)	(0.25)
Year Ended 10/31/2017	$10.86	0.24	(0.27)	(0.03)	(0.24)	(0.04)	(0.28)
Institutional Class
Six Months Ended 4/30/2022 (Unaudited)	$10.67	0.11	(0.84)	(0.73)	(0.11)	(0.00)(c)	(0.11)
Year Ended 10/31/2021	$10.73	0.24	(0.05)	0.19	(0.24)	(0.01)	(0.25)
Year Ended 10/31/2020	$10.68	0.27	0.05	0.32	(0.27)	—	(0.27)
Year Ended 10/31/2019	$10.16	0.30	0.53	0.83	(0.31)	—	(0.31)
Year Ended 10/31/2018	$10.55	0.30	(0.37)	(0.07)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2017	$10.86	0.31	(0.27)	0.04	(0.31)	(0.04)	(0.35)
Institutional 3 Class
Six Months Ended 4/30/2022 (Unaudited)	$10.70	0.11	(0.83)	(0.72)	(0.12)	(0.00)(c)	(0.12)
Year Ended 10/31/2021	$10.76	0.25	(0.05)	0.20	(0.25)	(0.01)	(0.26)
Year Ended 10/31/2020	$10.70	0.28	0.06	0.34	(0.28)	—	(0.28)
Year Ended 10/31/2019	$10.18	0.31	0.53	0.84	(0.32)	—	(0.32)
Year Ended 10/31/2018	$10.58	0.31	(0.37)	(0.06)	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2017(h)	$10.55	0.21	0.03(i)	0.24	(0.21)	—	(0.21)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2022 (Unaudited)	$9.84	(6.88%)	0.94%(d)	0.80%(d)	1.85%(d)	1%	$7,285
Year Ended 10/31/2021	$10.67	1.39%	0.94%	0.81%(e)	1.94%	9%	$7,627
Year Ended 10/31/2020	$10.74	2.87%	0.93%	0.80%(e)	2.27%	17%	$7,864
Year Ended 10/31/2019	$10.68	7.95%	0.93%	0.80%(e)	2.59%	12%	$7,910
Year Ended 10/31/2018	$10.16	(0.97%)	0.92%	0.81%(e)	2.63%	13%	$6,967
Year Ended 10/31/2017	$10.56	0.28%	0.93%(f)	0.77%(e),(f)	2.71%	6%	$6,424
Advisor Class
Six Months Ended 4/30/2022 (Unaudited)	$9.82	(6.87%)	0.69%(d)	0.55%(d)	2.10%(d)	1%	$1,407
Year Ended 10/31/2021	$10.66	1.74%	0.69%	0.56%(e)	2.19%	9%	$1,463
Year Ended 10/31/2020	$10.72	3.03%	0.68%	0.55%(e)	2.52%	17%	$1,000
Year Ended 10/31/2019	$10.67	8.23%	0.68%	0.55%(e)	2.84%	12%	$801
Year Ended 10/31/2018	$10.15	(0.63%)	0.67%	0.56%(e)	2.89%	13%	$357
Year Ended 10/31/2017	$10.54	0.54%	0.66%(f)	0.51%(e),(f)	2.96%	6%	$511
Class C
Six Months Ended 4/30/2022 (Unaudited)	$9.84	(7.09%)	1.60%(d)	1.25%(d)	1.39%(d)	1%	$1,166
Year Ended 10/31/2021	$10.67	0.94%	1.69%	1.26%(e)	1.49%	9%	$1,674
Year Ended 10/31/2020	$10.74	2.41%	1.68%	1.25%(e),(g)	1.82%	17%	$1,647
Year Ended 10/31/2019	$10.68	7.47%	1.68%	1.25%(e),(g)	2.15%	12%	$2,038
Year Ended 10/31/2018	$10.16	(1.32%)	1.67%	1.26%(e),(g)	2.17%	13%	$2,312
Year Ended 10/31/2017	$10.55	(0.27%)	1.68%(f)	1.23%(e),(f),(g)	2.26%	6%	$3,914
Institutional Class
Six Months Ended 4/30/2022 (Unaudited)	$9.83	(6.86%)	0.69%(d)	0.55%(d)	2.09%(d)	1%	$60,177
Year Ended 10/31/2021	$10.67	1.74%	0.69%	0.56%(e)	2.19%	9%	$74,626
Year Ended 10/31/2020	$10.73	3.03%	0.68%	0.55%(e)	2.52%	17%	$77,664
Year Ended 10/31/2019	$10.68	8.22%	0.68%	0.55%(e)	2.83%	12%	$81,364
Year Ended 10/31/2018	$10.16	(0.63%)	0.67%	0.56%(e)	2.87%	13%	$80,804
Year Ended 10/31/2017	$10.55	0.44%	0.68%(f)	0.53%(e),(f)	2.95%	6%	$100,370
Institutional 3 Class
Six Months Ended 4/30/2022 (Unaudited)	$9.86	(6.79%)	0.61%(d)	0.46%(d)	2.19%(d)	1%	$9
Year Ended 10/31/2021	$10.70	1.84%	0.59%	0.46%	2.30%	9%	$10
Year Ended 10/31/2020	$10.76	3.23%	0.58%	0.45%	2.62%	17%	$161
Year Ended 10/31/2019	$10.70	8.32%	0.57%	0.45%	2.94%	12%	$10
Year Ended 10/31/2018	$10.18	(0.61%)	0.57%	0.45%	2.99%	13%	$10
Year Ended 10/31/2017(h)	$10.58	2.31%	0.56%(d)	0.45%(d)	3.02%(d)	6%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class V
Six Months Ended 4/30/2022 (Unaudited)	$10.66	0.10	(0.83)	(0.73)	(0.11)	(0.00)(c)	(0.11)
Year Ended 10/31/2021	$10.72	0.22	(0.05)	0.17	(0.22)	(0.01)	(0.23)
Year Ended 10/31/2020	$10.67	0.25	0.05	0.30	(0.25)	—	(0.25)
Year Ended 10/31/2019	$10.15	0.28	0.53	0.81	(0.29)	—	(0.29)
Year Ended 10/31/2018	$10.54	0.28	(0.36)	(0.08)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2017	$10.85	0.30	(0.27)	0.03	(0.30)	(0.04)	(0.34)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Class V
10/31/2017	0.04%	0.05%	0.03%	0.03%	0.03%

(g)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

	10/31/2020	10/31/2019	10/31/2018	10/31/2017
Class C	0.25%	0.30%	0.30%	0.30%

(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(i)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class V
Six Months Ended 4/30/2022 (Unaudited)	$9.82	(6.94%)	0.84%(d)	0.70%(d)	1.95%(d)	1%	$7,686
Year Ended 10/31/2021	$10.66	1.59%	0.84%	0.71%(e)	2.04%	9%	$8,615
Year Ended 10/31/2020	$10.72	2.88%	0.83%	0.70%(e)	2.37%	17%	$8,979
Year Ended 10/31/2019	$10.67	8.06%	0.83%	0.70%(e)	2.69%	12%	$9,167
Year Ended 10/31/2018	$10.15	(0.78%)	0.82%	0.71%(e)	2.73%	13%	$9,477
Year Ended 10/31/2017	$10.54	0.28%	0.83%(f)	0.68%(e),(f)	2.80%	6%	$10,456
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	19

Notes to Financial Statements
April 30, 2022 (Unaudited)
Note 1. Organization
Columbia Connecticut Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class and Institutional 3 Class are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2022 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
For the six months ended April 30, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 3 Class	0.02
Class V	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective March 1, 2022, the Distributor has reduced the distribution fee for Class C shares to 0.45% annually of the average daily net assets attributable to Class C shares. Prior to March 1, 2022, the Distributor contractually waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement could have been modified or terminated at the sole discretion of the Board of Trustees.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	—
Class C	—	1.00(b)	—
Class V	4.75	0.50 - 1.00(c)	—

Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2022 through February 28, 2023	Prior to March 1, 2022
Class A	0.81%	0.81%
Advisor Class	0.56	0.56
Class C	1.26	1.56
Institutional Class	0.56	0.56
Institutional 3 Class	0.46	0.46
Class V	0.71	0.71
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Prior to March 1, 2022, Class C distribution fees waived by the Distributor, as discussed above, were in addition to the waiver/reimbursement commitment under the agreement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
79,642,000	781,000	(2,248,000)	(1,467,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
24	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,217,180 and $8,950,029, respectively, for the six months ended April 30, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended April 30, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended April 30, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks
26	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At April 30, 2022, one unaffiliated shareholder of record owned 65.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
April 30, 2022 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of its activities as a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
28	Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022

 Liquidity Risk Management Program
(Unaudited)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2021, through December 31, 2021, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Columbia Connecticut Intermediate Municipal Bond Fund | Semiannual Report 2022	29

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Columbia Connecticut Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR131_10_M01_(06/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	June 23, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	June 23, 2022
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	June 23, 2022